As filed with the SEC on April 29, 2005
Registration No. 33-54924
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
	Pre-Effective Amendment No.	[ ]
	Post-Effective Amendment No. 15	[ X ]
REGISTRATION STATEMENT UNDER THE INVESTMENT
	COMPANY ACT OF 1940	[ X ]
Amendment No. 17
EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
(Exact name of registrant)
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(name of depositor)
One World Financial Center
New York, New York 10281
(Address of depositor's principal executive offices)
Depositor's telephone number: 1-800-544-8888
____________________________________________
CLARE S. RICHER
President
Empire Fidelity Investments Life Insurance Company
One World Financial Center
New York, New York 10281
(Name and address of agent for service)
_________________________________________
Copy to:
MICHAEL BERENSON
MORGAN, LEWIS & BOCKIUS LLP 1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004
_________________________________________

Individual Variable Annuity Contracts -- Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, the Registrant has registered an indefinite number of securities. Registrant's Rule 24f-2 Notice for the fiscal year ending December 31, 2004 was filed March 31, 2005.

It is proposed that this filing will become effective (check appropriate space):
immediately upon filing pursuant to paragraph (b) of rule 485
X	on April 30, 2005, pursuant to paragraph (b) (1) (iii) of rule 485
60 days after filing pursuant to paragraph (a) (1) of rule 485 on _______, pursuant to paragraph (a) (1) of rule 485
75 days after filing pursuant to paragraph (a) (2) of rule 485 on , pursuant to paragraph (a) (2) of rule 485
Page _ of _
Exhibit Index Appears on Page __

Prospectus

Income Advantage

Introduction

This prospectus describes a single premium variable income annuity contract (the "Contract") offered by Empire Fidelity Investments Life Insurance Company ("Empire Fidelity Investments Life," the "Company," "EFILI," "we," or "us"), the insurance company that is part of the group of financial service companies known as Fidelity Investments.

There are two types of Contracts. You may purchase:

(1) a "Non-qualified Contract" with money from any source; and

(2) a "Qualified Contract" that is an Individual Retirement Annuity with contributions rolled-over from qualified plans such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. An Individual Retirement Annuity that is a Roth IRA may be purchased only with a contribution rolled over from another Roth IRA.

The Contract provides you (the "Annuitant") with the opportunity to receive annuity income for life at regular intervals (the "Annuity Income Dates"). You choose the first Annuity Income Date, which may be up to one year from the day we issue the Contract (the "Contract Date"), and whether you want the Annuity Income Dates to be monthly, quarterly, semi-annual, or annual. Annuity income can be for your lifetime, or for your lifetime and the lifetime of a second person you name (the "Joint Annuitant").

You may choose a guaranteed minimum number of years of annuity income. Or, if you have a Qualified Contract, you may choose a Contract which permits you to withdraw part or all of the Withdrawal Value of your Contract. Withdrawals are only available for allocations to variable annuity income. Withdrawals may result in a reduction or elimination of future annuity income. A Contract with a Withdrawal Option will provide slightly less annuity income than an otherwise identical Contract that does not permit withdrawals.

You purchase a Contract with a single payment (the "Purchase Payment"). You may not make additional purchase payments. The minimum Purchase Payment for a Contract is generally $25,000.

For a Non-qualified Contract, the portion of annuity income that is considered a return of the Purchase Payment will generally be non-taxable, and the portion of annuity income that is considered a distribution of earnings will generally be taxable. For Qualified Contracts the entire amount of annuity income each year will generally be taxable unless your Purchase Payment includes after-tax contributions. For a more detailed discussion of the tax treatment of annuity income, see Tax Considerations on page <Click Here>.

Investment Options

You allocate your Purchase Payment between fixed and variable annuity income. You may choose all fixed annuity income, all variable annuity income, or a combination of the two.

Some of the variable Subaccounts invest in the portfolios ("Portfolios") of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, and Variable Insurance Products Fund IV (the "Fidelity Funds"). Fidelity Management & Research Company ("FMR") manages all of the Fidelity Funds, except for the Fidelity VIP Index 500 Portfolio, which is managed by Geode Capital Management, LLC ("Geode"). Other variable Subaccounts invest in the portfolios of other portfolios managed by Morgan Stanley Asset Management ("Morgan Stanley") and Credit Suisse Asset Management, LLC for the Credit Suisse Trust Portfolios ("Credit Suisse"), ("Other Funds"). All portfolios available in this prospectus are collectively known as the "Funds."

Legal Information

This prospectus provides information that you should know before purchasing a Contract. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2005. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling EFILI at 1-800-544-2442 or by accessing the SEC Internet website at (http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page <Click Here>.

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus and keep it for future reference. It is not valid unless accompanied by either the current prospectus for the Money Market Investment Option or the prospectuses for all the investment options available in the Contract.

The Contract is not available in all states. This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

FOR FURTHER INFORMATION CALL EMPIRE FIDELITY INVESTMENTS LIFE

Nationally 1-800-544-2442

Date: April 30, 2005

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Prospectus Contents

Glossary	<Click Here>
Summary of the Contract	<Click Here>
Facts About Empire Fidelity Investments Life, the Variable Account and the Funds
Empire Fidelity Investments Life 	<Click Here>
The Variable Account	<Click Here>
Financial Statements 	<Click Here>
The Funds	<Click Here>
Facts About the Contract
Purchase of a Contract	<Click Here>
Free Look Privilege	<Click Here>
Investment Allocation of Your Purchase Payment	<Click Here>
Trading Among Variable Subaccounts	<Click Here>
Charges	<Click Here>
Certain Portfolios Impose a Short-Term Redemption Fee	<Click Here>
Annuity Income Dates	<Click Here>
Signature Guarantee or Customer Authentication 	<Click Here>
Death Benefit	<Click Here>
Fixed, Variable or Combination Annuity Income	<Click Here>
Benchmark Rate of Return	<Click Here>
Types of Annuity Income Options	<Click Here>
Annuity Income Including Withdrawal Options	<Click Here>
Guarantee Period	<Click Here>
Withdrawal Provisions	<Click Here>
Reports	<Click Here>
More About the Contract
Tax Considerations	<Click Here>
Other Contract Provisions
Selling the Contracts	<Click Here>
Postponement of Benefits	<Click Here>
More About the Variable Account and the Funds
Changes in Investment Options	<Click Here>
Total Return for a Subaccount	<Click Here>
Voting Rights	<Click Here>
Resolving Material Conflicts	<Click Here>
Litigation	<Click Here>
Table of Contents of the Statement of Additional Information	<Click Here>

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Glossary

Annuitant - You are the Annuitant. You receive lifetime income. For Qualified Contracts all annuity income must be received only by you during your lifetime. Either you or the Joint Annuitant generally must be no older than 85 years of age on the Contract Date. To choose the Withdrawal Option, either you or the Joint Annuitant must be no more than 72 years old. You must also be an Owner.

Annuity Income Dates - The dates we determine the amount of annuity income. If the New York Stock Exchange is closed on an Annuity Income Date, we will determine the amount of annuity income on the next day it is open. You choose whether you want Annuity Income Dates to be monthly, quarterly, semi-annual or annual.

Annuity Income Unit - A unit of measure used to calculate the amount of variable annuity income.

Benchmark Rate of Return - The return that is assumed in the calculation of each amount of variable annuity income. The Benchmark Rate of Return applies only to the variable income portion of the Contract and the following description assumes you make no withdrawals.

The estimated first annuity income amount is calculated assuming that the Investment Options will earn the Benchmark Rate of Return you choose. If the annualized Total Return (performance after all expenses) of the Investment Options you choose matches the benchmark, annuity income will stay constant. If the Total Return exceeds the benchmark, annuity income will increase. If the Total Return falls below the benchmark, annuity income will decrease.

If you choose a higher benchmark, annuity income will start at a higher amount but you will need better investment performance in order to keep annuity income from declining.

You will be able to choose a Benchmark Rate of Return of 3.5% or 5.0%. We may make other rates available, as permitted by state law.

Beneficiary(ies) - The person(s) who may receive certain benefits under this Contract when there is no longer a living Annuitant or Joint Annuitant.

Code - The Internal Revenue Code of 1986, as amended.

Contract - A Contract designed to provide you and the Joint Annuitant (if any) with annuity income for your life (or lives) beginning with the first Annuity Income Date.

Contract Date - The date your Contract becomes effective. This will be stated in your Contract.

Funds - Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV, and Other Funds available in the Contract.

Guarantee Period - A Contract with a Guarantee Period provides annuity income through a specified date even if no Annuitant lives to the end of the Guarantee Period. If no Annuitant lives to the end of the Guarantee Period, each Beneficiary will continue to receive income for the remainder of the Guarantee Period unless he or she chooses a commuted value as a lump sum benefit instead. A Contract with a Guarantee Period will provide lower annuity income on each Annuity Income Date than an otherwise identical Contract without a Guarantee Period.

Investment Options - The Subaccounts, each of which is a division of the Variable Account.

IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in Sections 408(a) and (b), respectively, of the Code. When it is used to refer to a Qualified Contract, it means a Contract that qualifies as an Individual Retirement Annuity as defined in Section 408(b) of the Code.

Joint Annuitant - The Joint Annuitant (if any), receives lifetime annuity income. However, for Qualified Contracts all annuity income must be received only by the Annuitant during the Annuitant's lifetime. Either the Annuitant or the Joint Annuitant generally must be no older than 85 years of age on the Contract Date. For Non-qualified Contracts the Joint Annuitant may, but need not be, an Owner. For Qualified Contracts the Joint Annuitant may not be an Owner.

Net Investment Factor - An index used to measure the investment performance of an Investment Option from one Valuation Period to the next. The Net Investment Factor can be greater or less than one. The Net Investment Factor for each Investment Option for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where: (a) is the value of the assets at the end of the preceding Valuation Period; (b) is the investment income and capital gains, realized or unrealized, credited during the current Valuation Period; and (c) is the sum of: (1) the capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period; PLUS (2) the deduction from the Investment Option during the current Valuation Period representing the daily charge equivalent to an effective annual rate of not more than 1%.

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Non-qualified Contract - A Contract other than a Qualified Contract. This type of Contract may be purchased with money from any source.

Owner(s) - The person(s) who have certain rights under the Contract. You (the Annuitant) must be an Owner. If there is a Joint Annuitant, he or she may also be an Owner (except for a Qualified Contract, where only one Owner is permitted). The Joint Annuitant is never required to be an Owner. Only you and the Joint Annuitant (if any), may ever be Owners.

Portfolio - An investment portfolio of a Fund.

Qualified Contract - A Contract that qualifies as an Individual Retirement Annuity under Section 408(b) of the Code, including an Individual Retirement Annuity that qualifies as a Roth IRA under section 408A of the Code.

Roth IRA - Refers generally to an IRA that qualifies as a Roth IRA under Section 408A of the Code. When it is used to refer to a Qualified Contract, it means an Individual Retirement Annuity Contract that qualifies as a Roth IRA under Section 408A of the Code.

Subaccount - A division of the Variable Account, the assets of which are invested in the shares of the corresponding portfolio of the Funds available in the Contract.

Total Return - Used to measure the investment performance of an Investment Option, after all expenses.

Trading among Variable Subaccounts - Transfers of amounts among the Investment Options.

Valuation Period - The period of time from the time Annuity Income Unit values are calculated to the next time such values are calculated. These calculations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

Variable Account - Empire Fidelity Investments Variable Annuity Account A.

Withdrawal (Liquidity) Period - Period of time you can take money out of your annuity. The initial Withdrawal Period will be equal to the life expectancy of the Annuitant(s). The life expectancy is in whole numbers and is determined to be a period not in excess of that permitted by IRS guidelines. If no withdrawals are made from your annuity, the Withdrawal Period will operate as a Guarantee Period. The length of the Withdrawal Period may shorten if a withdrawal is made after the fifth anniversary of your Contract's first Annuity Income Date. Withdrawals are only available for allocations to variable annuity income.

Withdrawal Value - The total amount you can take out of your annuity during the Withdrawal Period is known as your Withdrawal Value. The Withdrawal Value is only available for allocations to variable annuity income.

You - The Annuitant. The Annuitant is always an Owner.

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Summary of the Contract

Purpose

This variable annuity provides periodic annuity income for your life, or for your life and the life of a Joint Annuitant unless you choose to surrender the Contract, if allowed. You may select from a number of annuity income options. You may also choose a guaranteed minimum number of years of annuity income or, if you have a Qualified Contract, you may choose a Withdrawal option. See Types of Annuity Income Options on page <Click Here> and Annuity Income Including Withdrawal Options on page <Click Here>. You may choose annuity income that is entirely fixed, entirely variable, or a combination of fixed and variable. See Fixed, Variable or Combination Annuity Income on page <Click Here>.

Annuity Income

We guarantee to provide annuity income for each Annuity Income Date for your lifetime and for the lifetime of the Joint Annuitant, if any (unless you choose to surrender the Contract, if allowed). We guarantee the amount of fixed annuity income on each Annuity Income Date, but we do not guarantee the amount of any variable annuity income. Neither do we guarantee any minimum number of Annuity Income Dates, unless you choose an option that provides for such a guarantee.

Under the Contract, we will distribute lifetime annuity income to you, or to you and the Joint Annuitant. The federal income tax laws have a special requirement for Qualified Contracts that have a Joint Annuitant. For these Contracts, during your lifetime annuity income can be payable only to you.

You are an Owner of the Contract. The Joint Annuitant will also be an Owner if so named on the application, except that for Qualified Contracts you must be the only Owner.

Purchase of Contract

You purchase the Contract with a single Purchase Payment. The minimum Purchase Payment is generally $25,000. EFILI reserves the right to reject Purchase Payments in excess of limits it establishes from time to time.

There are two types of Contracts. You may purchase a Non-qualified Contract with money from any source. In addition, you may purchase a Qualified Contract that is an Individual Retirement Annuity with contributions rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. An Individual Retirement Annuity that is a Roth IRA may be purchased only with a contribution rolled over from another Roth IRA.

Investment Options

You allocate your Purchase Payment between variable and fixed annuity income on your application. This allocation may not be changed. The amount of variable annuity income will fluctuate from one Annuity Income Date to the next according to the investment results of the Investment Options you select.

Your may direct your money to one or more of the thirty-two Subaccounts of the Variable Account. Each Investment Option invests exclusively in one of the mutual funds ("Funds") described in the "The Funds" below. The Funds are managed by Fidelity Management & Research Company ("FMR"), Geode Capital Management, LLC ("Geode"), Morgan Stanley Asset Management ("Morgan Stanley"), and Credit Suisse Asset Management, LLC ("Credit Suisse"). Each Fund has its own investment objective, policies and risks, as described in its separate fund prospectus. Except for the Fidelity VIP Money Market Portfolio, each Fund is intended for long-term investment and varies daily in price.

Free Look Period

For all contracts, the portion of your Purchase Payment allocated to the Variable Account income will be placed in the Money Market Investment Option during the Money Market Period, and you may currently reallocate among the variable Investment Options at any time after the end of the Money Market Period.

You may return the Contract for a refund during the free look period. See Free Look Privilege on page <Click Here>. ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND. If neither you nor the Joint Annuitant survives to the first Annuity Income Date, the Contract will be canceled and we will make a refund equal to your Purchase Payment to your Beneficiary or Beneficiaries. See Death Benefit on page <Click Here>.

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Important

We intend this summary to provide only an overview of the more significant aspects of the Contract. You will find more detailed information in the rest of this prospectus and in the Contract. The Contract constitutes the entire agreement between you and EFILI and should be retained.

FEE TABLE

The following items describe the fees and expenses that you will pay while owning the contract.

Contract Owner Transaction Expenses	None
Annual Maintenance Fee 	None
Separate Account Annual Expenses (as a percentage of average account value)
Mortality and Expense Risk Charge	0.75%
 Daily Administrative Charge 	0.25%
Total Separate Account Annual Fees	1.00%

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund's assets, including management fees and other expenses) 	0.10%	1.71%

Some Portfolios impose a 1% short-term redemption fee on interests held in the corresponding Investment Option for less than 60 days. The fee applies both to amounts withdrawn from the Contract and to amounts transferred to another Investment Option. The Funds that impose this fee are: Consumer Industries Portfolio, Cyclical Industries Portfolio, Financial Services Portfolio, Health Care Portfolio, Overseas Portfolio - Initial Class R ("Class R"), Natural Resources Portfolio, Technology Portfolio, and Telecommunications & Utilities Growth Portfolio.

For more details about the fee, please see "Certain Portfolios Impose a Short-Term Redemption Fee" on page <Click Here>.

Facts about Empire Fidelity Investments Life, the Variable Account and the Funds

EMPIRE FIDELITY INVESTMENTS LIFE

Empire Fidelity Investments Life is a stock life insurance company organized under the laws of the State of New York on May 1, 1991. EFILI is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. EFILI is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company. Fidelity Investments Life Insurance Company is a wholly-owned subsidiary of FMR Corp., the parent company of the Fidelity companies. Edward C. Johnson 3d, the Johnson family members, and various key employees of FMR Corp. own the voting common stock of FMR Corp. EFILI's financial statements appear in the Statement of Additional Information ("SAI"). Our principal executive offices are located at 200 Liberty Street, One World Financial Center, New York, New York 10281. The address for our Annuity Service Center is P.O. Box 770001, Cincinnati, Ohio 45277-0051.

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THE VARIABLE ACCOUNT

Empire Fidelity Investments Variable Annuity Account A was established as a separate investment account on July 15, 1991. It supports the Contracts and other forms of variable annuity contracts, and may be used for other purposes permitted by law.

The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Financial statements for the Variable Account are in the SAI.

We own the assets in the Variable Account. The assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, as required by law. The assets of the Variable Account may not be charged with liabilities from any other business we conduct. All income, gains and losses concerning assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to other income, gains or losses of EFILI. Assets are maintained in the Variable Account at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to its general account. EFILI is obligated to provide all benefits under the Contracts.

FINANCIAL STATEMENTS

Financial statements for EFILI and for the Variable Account may be found in the Statement of Additional Information.

THE FUNDS

There are currently thirty-two Investment Options in the Variable Account. Each Investment Option invests exclusively in a single Fund. Each Fund is part of a trust that is registered with the SEC as an open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund's assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different from those of the other Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund.

The following table describes the Funds' investment objective and lists each Fund's investment adviser or principal sub-adviser. This information is just a summary for each underlying Fund. There is, of course, no assurance that any Fund will meet its investment objective. You should read the Fund's prospectus for more information about that particular Fund.

Fund	Investment Objective	Investment Adviser or any Sub-Adviser
FIDELITY
VIP Money Market 	Seeks high level of current income consistent with the preservation of capital and liquidity	Fidelity Management & Research Company
VIP High Income	Seeks a high level of current income, while also considering growth of capital	Fidelity Management & Research Company
VIP Overseas - Class R	Seeks long-term growth of capital	Fidelity Management & Research Company
VIP Dynamic Capital Appreciation	Seeks capital appreciation	Fidelity Management & Research Company
VIP Value Strategies	Seeks capital appreciation	Fidelity Management & Research Company
VIP Strategic Income 	Seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity Management & Research Company
VIP Real Estate	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500®	Fidelity Management & Research Company
VIP Equity-Income	Seeks reasonable income while also considering capital appreciation	Fidelity Management & Research Company
VIP Growth	Seeks to achieve capital appreciation	Fidelity Management & Research Company
VIP Asset ManagerSM	Seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments	Fidelity Management & Research Company
VIP Investment Grade Bond 	Seeks high level of current income as is consistent with the preservation of capital	Fidelity Management & Research Company
VIP Index 500

Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500®, while keeping transaction costs and other expenses low

Geode Capital Management, LLC
VIP Asset Manager: Growth®	Seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments	Fidelity Management & Research Company
VIP Contrafund®	Seeks long-term capital appreciation	Fidelity Management & Research Company
VIP Growth & Income 	Seeks high total return through a combination of current income and capital appreciation	Fidelity Management & Research Company
VIP Growth Opportunities 	Seeks to provide capital growth	Fidelity Management & Research Company
VIP Balanced	Seeks both income and capital growth	Fidelity Management & Research Company
VIP Mid Cap 	Seeks long-term growth of capital	Fidelity Management & Research Company
VIP Consumer Industries	Seeks capital appreciation	Fidelity Management & Research Company
VIP Cyclical Industries 	Seeks capital appreciation	Fidelity Management & Research Company
VIP Financial Services	Seeks capital appreciation	Fidelity Management & Research Company
VIP Health Care 	Seeks capital appreciation	Fidelity Management & Research Company
VIP Natural Resources	Seeks capital appreciation	Fidelity Management & Research Company
VIP Technology	Seeks capital appreciation	Fidelity Management & Research Company
VIP Telecommunications & Utilities Growth	Seeks capital appreciation	Fidelity Management & Research Company
MORGAN STANLEY
Emerging Markets Debt

Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

Morgan Stanley Asset Management
Emerging Markets Equity	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries	Morgan Stanley Asset Management
Global Value Equity	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world including U.S. issuers	Morgan Stanley Asset Management
International Magnum	Seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries	Morgan Stanley Asset Management
CREDIT SUISSE
International Focus	Seeks long-term capital appreciation by investing in equity securities of issuers from at least three foreign countries	Credit Suisse Asset Management, LLC
Global Small Cap*	Seeks long-term growth of capital by investing in equity securities of small companies from at least three countries, including the U.S.	Credit Suisse Asset Management, LLC
Small Cap Growth	Seeks capital growth by investing in equity securities of small U.S. growth companies	Credit Suisse Asset Management, LLC

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Important

You will find more complete information about the Funds, including the risks associated with each Fund, in their respective prospectuses. You should read them in conjunction with this prospectus. You can obtain a prospectus for any underlying Fund by calling 1-800-544-2442.

* Formerly known as Global Post-Venture Capital.

Funds' Availability to Separate Accounts

Shares of the Funds may also be sold to a variable life separate account of Fidelity Investments Life and to variable annuity and variable life separate accounts of other insurance companies. For a discussion of the possible consequences associated with having the Funds available to such other separate accounts, see Resolving Material Conflicts on page <Click Here>.

Facts About the Contract

PURCHASE OF A CONTRACT

We offer the Contracts only in states in which we have obtained approval. Two types of Contracts are available. You may purchase: (1) a Non-qualified Contract using money from any source; and (2) a Qualified Contract with money rolled over from a qualified retirement plan, such as a 401(a) or a 401(k) plan, 403(b) plan or a governmental 457(b) plan, or an IRA.

  The minimum Purchase Payment for a Contract is generally $25,000.
  You may purchase a Qualified Contract that is an Individual Retirement Annuity only with a "rollover" (including a direct trustee-to-trustee transfer, where permitted) of funds from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. You may purchase a Qualified Contract that is a Roth IRA only with a "qualified rollover contribution" (including a direct trustee-to-trustee transfer, where permitted) of funds from another Roth IRA.
  You must be the Annuitant and the Owner of the Contract. If in addition to you, another person is named as an Owner, that person must be the Joint Annuitant.
  However, if you purchase the Contract as a Qualified Contract you must be the sole Owner of the Contract.
  Generally, for all Contracts either you or the Joint Annuitant must be no more than 85 years old. To choose the Withdrawal Option either you or the Joint Annuitant must be no more than 72 years old.
  Application and Initial Purchase Payment

When we receive your properly completed application, we apply your payment to the purchase of a Contract within two Valuation Periods after receipt at the Annuity Service Center. We will consider your application properly completed as soon as:

(1) you have provided all the information requested on the application form, including your choice of annuity income option;

(2) we have received adequate proof of your date of birth (and the date of birth of the Joint Annuitant, if any); and

(3) we receive the entire amount of your Purchase Payment.

The date we credit the payment and issue your Contract is called the Contract Date. If your application is incomplete, we will request the information necessary to complete the application. If you do not furnish the information within five business days of the time we receive your application, we will return your payment unless we obtain your specific permission to keep it until you complete the application.

EFILI reserves the right to reject certain deposits made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

FREE LOOK PRIVILEGE

You may return a Contract for a refund within 30 calendar days after you receive it (the "free look period"). If you choose to cancel the Contract, return it to the Annuity Service Center with a written request within the free look period. When you are replacing an existing annuity or life insurance policy with a contract, we will extend the free look period to 60 calendar days. For more information, please see Signature Guarantee or Customer Authentication.

For most Contracts, we assume that you receive your Contract 5 days after the Contract Date. For Contracts with large Purchase Payments, we may use the actual date you receive the Contract.

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If you return a Contract more than 10 days after you receive it, we will promptly refund your Purchase Payment adjusted for investment performance. If you return a Contract during the first 10 calendar days after you receive it, we will promptly refund the greater of (1) your Purchase Payment in full, neither crediting your Contract for earnings nor charging it with any administrative expenses, or (2) your Purchase Payment plus the investment performance of the Money Market Investment Option. We will also make an adjustment for the amount of any annuity income we paid before we received the Contract. If your free look period ends on a non-business day, the next business day will be used. ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND.

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENT

The portion of your Purchase Payment you allocate to the Subaccounts will be invested in the Money Market Investment Option for the Money Market Period. At the end of the Valuation Period in which the Money Market Period ends any amount then in the Money Market Investment Option (the "Free Look Units") will be exchanged for Annuity Income Units in the percentages you have chosen. You allocate percentages that are whole numbers, not fractions. Immediately following the reallocations, the total dollar value of the Annuity Income Units will be the same as the Free Look Units that were exchanged.

At least 10% of the variable portion of your Purchase Payment must be allocated to each Investment Option you select. If your instructions are incomplete (e.g. unclear or percentages do not equal 100%), your payments will be allocated to the VIP Money Market Portfolio until we receive your complete instructions. In these cases, we will not be responsible for the results of unit value changes or lost market opportunity. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

TRADING AMONG VARIABLE SUBACCOUNTS

You may currently exchange amounts among Subaccounts as often as you wish without charge. However, excessive exchange activity can disrupt Portfolio management strategy and increase Portfolio expenses, which are borne by everyone participating in the Portfolio regardless of their exchange activity. Therefore, EFILI may limit the number of exchanges permitted, but not to fewer than twelve per calendar year. We may also require you to submit your exchange instructions by mail. Contracts without a liquidity feature may have different exchange provisions and trade minimums. Please refer to your contract.

You tell us the percentage you want for your new allocation in each Subaccount. Your allocation percentages must be in whole numbers, not fractions. You may change the allocations among the Subaccounts by writing or telephoning the Annuity Service Center or on our Internet website.

  Trading by Telephone or Internet

EFILI reserves the right to change telephone or Internet exchange provisions, or to eliminate them, and to limit or reject any telephone or Internet exchange at any time. You may make up to a combined total of eighteen telephone/Internet exchanges per calendar year. All exchanges made on the same day count as one exchange. After this total is reached, you will only be permitted to complete exchanges in writing. Multiple exchanges among the Subaccounts in a single trading day count as one exchange. We will not accept exchange requests via fax or electronic mail.

We will not be responsible for any losses resulting from unauthorized telephone or Internet exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record calls. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

  Use of Market Timing Services

In some cases, we may sell Contracts to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, market timing services obtain authorization from Contract Owner(s) to make exchanges among the Subaccounts on the basis of perceived market trends. Because the large exchange of assets associated with market timing services may disrupt the management of the portfolios of the Funds, such transactions may become a detriment to Contract Owners not utilizing the market timing service.

The right to exchange Contract values among Subaccounts may be subject to modification if such rights are executed by a market timing firm or similar third party authorized to initiate exchange transactions on behalf of a Contract Owner(s). In modifying such rights, we may, among other things, decline to accept (1) the exchange instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner, or (2) the exchange instructions of individual Contract Owners who have executed pre-authorized exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time. We will impose such restrictions only if we believe that doing so will prevent harm to other Contract Owners.

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  Short-Term Trading Risk

Frequent exchanges among Investment Options by Contract Owner(s) can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the Owners, Annuitants, Insureds or Beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value ("NAV").

The insurance-dedicated mutual funds available through the Investment Options are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual Contract Owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from Owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by Contract Owners.

As outlined below, EFILI has adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the mutual funds' prospectuses for specific information about the funds' short-term trading policies and risks.

  EFILI Policies Regarding Frequent Trading

EFILI does not authorize market timing. EFILI has adopted policies and procedures designed to discourage frequent trading (i.e. frequent transfers or exchanges of Contract Value) as described below. If requested by the underlying mutual funds, EFILI will consider additional steps to discourage frequent trading of shares of those funds, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent trading may be subject to temporary or permanent restrictions as described below on future purchases or exchanges in a Fund, and potentially in all Fidelity Funds. Further, Contract Owners who have engaged in frequent trading in other Fidelity Funds - or in Other Funds - may be subject to temporary or permanent restrictions on purchases or exchanges in those funds. EFILI may alter its policies, in any manner not inconsistent with the terms of the Contract, at any time without notice to Owners.

Although there is no minimum holding period and Contract Owners can make withdrawals or exchanges out of any Investment Option at any time, Contract Owners may ordinarily comply with EFILI's policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into an Investment Option before they withdraw or exchange out of that Investment Option.

In addition, each underlying mutual fund reserves the right to reject the Variable Account's entire purchase or exchange transaction at any time, which would make EFILI unable to execute Owner purchase, withdrawal or exchange transactions involving that fund on that trading day. EFILI's policies and procedures are separate and independent from any policies and procedures of the underlying mutual funds, and do not guarantee that the mutual funds will not reject Variable Account orders.

  Frequent Trading Monitoring and Restriction Procedures

EFILI has adopted policies and procedures related to exchanges among Investment Options that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or exchange into an Investment Option followed by a withdrawal or exchange out of the same Investment Option within 30 days. Owners are limited to one roundtrip transaction per Investment Option within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Investment Option within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Investment Option, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction, at least two of which are completed on different business days, within any rolling 12 month period will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies issued by EFILI or its affiliate, that they own. This rule will apply even if the four or more roundtrips occur in two or more different Investment Options. This restriction will stay in effect for 12 months. If the Owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is re-started and all purchase transactions will be permanently blocked in the violated Investment Option across all contracts with common ownership.

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EFILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect to any Contract owned or controlled commonly by a person who is the subject of complex-wide block by the Fidelity Funds.

Exceptions. EFILI has approved the following exceptions to the frequent trading policy:

(1) Transactions in the Money Market Investment Option;

(2) Transactions of $1,000 or less will not count toward the roundtrip limits (both ends of the roundtrip must exceed this threshold);

(3) Annuity payments will not count toward an Investment Option's roundtrip limits;

(4) EFILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that EFILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

No other exceptions will be allowed. The Frequent Trading procedures will be applied consistently to all Owners.

  Effective Date of Exchanges Among Variable Subaccounts

When you exchange among the variable Subaccounts, we will redeem shares of the appropriate Portfolios at their prices as of the end of the current Valuation Period. Generally, any Subaccount you exchange to is credited at the same time.

However, we may wait to credit the amount to a new Subaccount until an Investment Option you exchange from becomes liquid. This will happen only if (1) the Subaccount you exchange to invests in a Portfolio that accrues dividends on a daily basis and requires Federal funds before accepting a purchase order, and (2) the Subaccount you exchange from is investing in an equity Portfolio in an illiquid position due to substantial redemptions or exchanges that require it to sell Portfolio securities in order to make funds available.

The Subaccount you exchange from will be liquid when it receives proceeds from sales of Portfolio securities, the purchase of new Contracts, or otherwise. During any period that we wait to credit a Subaccount for this reason, the amount you exchange will be uninvested. After seven days the exchange will be made even if the Investment Option you exchange from is not liquid.

  Important

The amount of the allocation in each Subaccount will change with its investment performance. You should periodically review the allocations in light of market conditions and financial objectives.

CHARGES

The following are all the charges we make under the Contract.

1. Premium Taxes. Some states charge a "premium tax" based on the amount of your Purchase Payment. State premium taxes range from 0% to 3.5%. In addition, some counties, cities or towns may charge additional premium taxes. If you reside in a place where premium taxes apply, any amount needed to provide for the applicable premium taxes is deducted from your Purchase Payment. We will allocate the remainder of your Purchase Payment to the Investment Options and/or apply it to the purchase of fixed annuity income.

2. Administrative Charges. Administrative charges compensate us for the expenses incurred in administering the Contracts. These expenses include the cost of issuing the Contract, making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports. These expenses are covered by a daily administrative charge.

Each day, a deduction is made from the assets of the Investment Options at an effective annual rate of 0.25%. We guarantee this charge will never increase. This charge does not affect the amount of fixed annuity income.

3. Mortality and Expense Risk Charge. We deduct a daily asset charge for our assumption of mortality and expense risks. Each day we deduct an amount from the assets of each Investment Option at an effective annual rate of 0.75%.

The mortality risk is our obligation to provide annuity income for your life (and the life of the Joint Annuitant, if any) no matter how long that might be. The expense risk is our obligation to cover the cost of issuing and administering the Contracts, no matter how large that cost may be. EFILI will realize a gain from the charge for these risks to the extent that it is not needed to provide for benefits and expenses under the Contracts. This charge does not affect the amount of fixed annuity income.

4. Expenses of the Funds. The Funds are charged management fees and incur operating expenses. The effect of these fees and expenses is reflected in the performance of the Investment Options. See the prospectuses for the Funds for a description of the Funds' fees and expenses.

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5. Other Taxes. EFILI reserves the right to charge for certain taxes (other than premium taxes) that it may have to fund. Currently, no such charges are being made. See EFILI's Tax Status on page <Click Here>.

The Company or its insurance agency affiliate receives annual compensation of up to 0.40% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisers or their affiliates. These payments are not contract charges, and do not increase the fund or contract charges described in this section or in the Fee Table.

CERTAIN PORTFOLIOS IMPOSE A SHORT-TERM REDEMPTION FEE

Eight Subaccounts invest in Portfolios that impose a short-term redemption fee. Any short-term redemption fees that you pay are retained by the Portfolio, not by EFILI, and are part of the Portfolios assets. The eight Portfolios that impose this fee are: Consumer Industries Portfolio, Cyclical Industries Portfolio, Financial Services Portfolio, Health Care Portfolio, Natural Resources Portfolio, Overseas Portfolio - Class R, Technology Portfolio and Telecommunications & Utilities Growth Portfolio.

An Owner (or a person who succeeds to the Owner's rights after the Owner's death) who chooses to redeem an interest in a Subaccount that invests in a Portfolio that charges a redemption fee will be subject to a 1.00% fund short-term trading fee if, and to the extent that, the interest in the Subaccount has been held for less than 60 days. For this purpose, interests held longest will be treated as being redeemed first and interests held shortest as being redeemed last.

Redemption from a particular Subaccount occurs when you reallocate variable annuity income from that Subaccount to another Subaccount, or when you make a withdrawal from a Subaccount. The fee will apply to all redemptions you request. The fee applies both to one time transactions and to periodic transactions.

Here are four examples to help you understand the application of the fee. The first two show the effect on Withdrawal Value, the last two show the effect on variable annuity income.

Example 1: On Day One, you allocate all of your variable annuity income to a Subaccount that invests in a Portfolio that imposes the redemption fee. On Day 58, you make a full withdrawal of your Withdrawal Value. Your Withdrawal Value immediately before the full withdrawal is $50,000.

The fee applies to the entire amount withdrawn. The fee is $500 (1% of $50,000).

Example 2: On Day One, you allocate half of your Purchase Payment to a Subaccount that invests in a Portfolio that imposes the redemption fee. On Day 50 you allocate the remainder of your variable annuity income to the same Subaccount. On Day 65 your Withdrawal Value in the Subaccount is $50,000, and you withdraw 80% of your Withdrawal Value from that Subaccount. Immediately before the redemption your Withdrawal Value in the Subaccount attributable to your original allocation is $30,000 and the Withdrawal Value in the Subaccount attributable to your subsequent allocation is $20,000.

The first step is to determine how much of your Withdrawal Value is subject to the fee. You withdrew $40,000 of Withdrawal Value (80% of the total Withdrawal Value of $50,000). Using the first in, first out rule, all $30,000 of Withdrawal Value that relates to your original allocation is redeemed, and $10,000 of your subsequent allocation is redeemed. The $30,000 of Withdrawal Value associated with your original allocation is not subject to the redemption fee because the original allocation has been maintained in the Subaccount for 60 days or longer, but the $10,000 of the Withdrawal Value attributable to your subsequent allocation is subject to the fee because it has been maintained in the Subaccount for less than 60 days. Since the Withdrawal Value in the Subaccount subject to the fee has a Value of $10,000 at the time of the partial withdrawal, the redemption fee is $100 (1% of $10,000).

Example 3: On Day One, you allocate all of your variable annuity income to a Subaccount that invests in a Portfolio that imposes the redemption fee. On Day 58 you change your entire allocation of variable annuity income to another Subaccount. The value of your periodic annuity income in the first Subaccount immediately before the reallocation is $500.

The fee applies to the entire amount reallocated. Your variable annuity income is reduced by $5 (1% of $500).

Example 4: On Day One, you allocate half of your Purchase Payment to a Subaccount that invests in a Portfolio that imposes the redemption fee. On Day 50 you allocate the remainder of your variable annuity income to the same Subaccount. On Day 65 the value of your annuity income in the Subaccount is $500, and you reallocate 80% of your variable annuity income to another Subaccount. Immediately before the redemption $300 of your variable annuity income from the Subaccount comes from your original allocation and $200 from your subsequent allocation.

The first step is to determine how much of your variable annuity income is subject to the fee. You reallocated $400 of variable annuity income (80% of the $500). Using the first in, first out rule, all $300 of variable annuity income that related to your original allocation is exchanged, and $100 of variable annuity income from your subsequent allocation is exchanged. The $300 of income associated with your original allocation is not subject to the redemption fee because the original allocation has been maintained in the Subaccount for 60 days or longer, but the $100 of income attributable to your subsequent allocation is subject to the fee because it has been maintained in the Subaccount for less than 60 days.

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Since the income in the Subaccount subject to the fee has a value of $100 at the time of the subsequent reallocation, variable annuity income is reduced by $1 (1% of $100).

ANNUITY INCOME DATES

We calculate the amount of your annuity income on each Annuity Income Date. You select the first Annuity Income Date when you purchase the Contract. The first Annuity Income Date may be either the first or the fifteenth day of a month. All subsequent Annuity Income Dates will be on the same day of the month as the first Annuity Income Date. The first Annuity Income Date may be up to one year after the Contract Date. The first Annuity Income Date generally may not be earlier than 30 days after the Contract Date.

On the application, you choose the frequency of annuity income. You can choose monthly, quarterly, semi-annual, or annual annuity income.

If an Annuity Income Date falls on a day that is not the last day of a Valuation Period, the amount of annuity income will be determined based on the value of your selected Investment Options at the close of the Valuation Period. Annuity income will generally be sent at the end of the Valuation Period immediately following the day on which the amount is determined.

SIGNATURE GUARANTEE OR CUSTOMER AUTHENTICATION

Certain requests may require a signature guarantee or a customer authentication. A signature guarantee or a customer authentication is designed to protect you and Empire Fidelity Investments Life from fraud.

Your request must be in writing and may require a signature guarantee if any of the following situations apply:

1. Loss of Account Ownership

2. Any other circumstances where we deem it necessary for your protection

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. A customer authentication can be obtained only at a Fidelity Investments Investor Center.

DEATH BENEFIT

If no Annuitant or Joint Annuitant is alive on the first Annuity Income Date, the Contract will be canceled and we will make a refund equal to your Purchase Payment to your Beneficiary or Beneficiaries.

If your Contract is a joint and survivor annuity and either you or the Joint Annuitant die before the first Annuity Income Date we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will usually result in greater annuity income.

FIXED, VARIABLE OR COMBINATION ANNUITY INCOME

At the time of purchase, you allocate your Purchase Payment between fixed and variable annuity income. You may choose all fixed annuity income, all variable annuity income, or a combination of the two.

  Fixed Annuity Income. Any portion of your Purchase Payment allocated to fixed annuity income will always remain allocated to fixed annuity income. If you allocate all of your Purchase Payment to fixed annuity income, EFILI will guarantee a specific amount of fixed annuity income that will be the same on each Annuity Income Date, except as described for Options 3 and 4 under Types of Annuity Income Options on page <Click Here>.
  Variable Annuity Income. Any portion of your Purchase Payment allocated to variable annuity income will always remain allocated to variable annuity income. You can reallocate the variable portion of your Contract among the various Investment Options. However, the variable portion of a Contract must remain in the Money Market Investment Option for the Money Market Period.

If you choose all variable annuity income, all of your annuity income will vary according to the investment experience of the Investment Options. Variable annuity income may decrease upon the death of the Annuitant or Joint Annuitant, as described for Options 3 and 4 under Types of Annuity Income Options on page <Click Here>.

Any portion of your Purchase Payment allocated to variable annuity income will initially purchase Free Look Units. EFILI will determine the number of Free Look Units based upon (a) your age and sex (and the age and sex of the Joint Annuitant, if any); (b) the type of annuity income option you choose; (c) the frequency of Annuity Income Dates you choose; (d) the first Annuity Income Date you choose; (e) the Benchmark Rate of Return you choose; and (f) the value of the Free Look Units on the Contract Date. The value of the Free Look Units reflects the investment performance of the Money Market Investment Option.

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On the date the Money Market Period ends, EFILI will exchange Free Look Units for Annuity Income Units in the Investment Options you select. The total dollar value of the Annuity Income Units will be the same as the Free Look Units that were exchanged. The number of Annuity Income Units allocated to each Investment Option under a single life Contract will not change unless you reallocate among the Investment Options. If you choose a joint life Contract and benefits are reduced due to your death or the death of the Joint Annuitant, the number of Annuity Units will be reduced at that time.

EFILI calculates the amount of your variable annuity income based on the number of Annuity Income Units credited to each Investment Option. At the close of business on each Annuity Income Date (or on the next Valuation Date if the Annuity Income Date falls on a non-business day), the number of Annuity Income Units is multiplied by the value of the Annuity Income Units for each Investment Option. The amount of variable annuity income on the Annuity Income Date will be the sum of annuity income amounts for each Investment Option.

We will generally transmit each annuity income payment on the first business day after the Annuity Income Date. If you elect to receive your annuity income payment by direct deposit, you will usually receive your income sooner than if we send it to you through the mail.

  Combination of Fixed and Variable Annuity Income. If you choose a combination of fixed and variable annuity income, a portion of your annuity income will be fixed and a portion will vary according to the investment experience of the Investment Options. We will guarantee the dollar amount of the fixed annuity income portion on each Annuity Income Date. Both fixed and variable annuity income decrease upon the death of the Annuitant or Joint Annuitant as described for Options 3 and 4 under Types of Annuity Income Options on page <Click Here>.

BENCHMARK RATE OF RETURN

When you purchase a Contract, we calculate an estimated first annuity income amount, assuming that the Investment Options will earn the Benchmark Rate of Return you choose. If the annualized Total Return of the Investment Options is greater than the Benchmark Rate of Return between the Contract Date and the first Annuity Income Date, assuming you do not make any withdrawals, the first annuity income amount will be higher than the estimate. If it is less, the first annuity income amount will be lower than the estimate.

Assuming you do not make any withdrawals, income will increase from one Annuity Income Date to the next if the annualized Total Return during that time is greater than the Benchmark Rate of Return you choose, and will decrease if the annualized Total Return is less than the Benchmark Rate of Return. Choosing a 5.0% Benchmark Rate of Return instead of a 3.5% Benchmark Rate of Return will result in a higher initial amount of income, but income will increase more slowly during periods of good investment performance and decrease more rapidly during periods of poor investment performance.

The following graph illustrates the effect that your choice of a Benchmark Rate of Return would have on your annuity income for a hypothetical Contract. The graph assumes the following: (a) a Purchase Payment of $100,000; (b) annuity income is entirely variable; (c) the Contract is a single life Contract providing annuity income for ten years or the rest of your life, whichever is longer; (d) you are a 65 year old male; and (e) the selected Portfolios earn a constant 10% gross investment return before fees and expenses (equal to a 7.98% annualized Total Return after fees and expenses). Monthly income amounts are shown for two Benchmark Rates of Return: 3.5% and 5.0% annually. Notice that with the lower Benchmark Rate of Return your monthly income starts at a lower level but increases more rapidly. With the higher Benchmark Rate of Return monthly income starts at a higher level but increases less rapidly.

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TYPES OF ANNUITY INCOME OPTIONS

At the time of purchase, you have a choice among a number of annuity income options. You also choose whether you want a minimum guaranteed number of years of annuity income. For any income option, you may choose to receive annuity income monthly, quarterly, semi-annually, or annually. Once you make these choices, they cannot be changed. The options EFILI currently offers are described below. Other annuity income options may be made available. The Federal income tax laws may limit your annuity income options where the Contract is used as a Qualified Contract.

1. Single Life Annuity. We will provide annuity income for your entire life, no matter how long that may be. Annuity income stops when you are no longer living. It is possible that your total annuity income under this option will be less than your Purchase Payment. It is even possible that you might receive annuity income only once under this option. This would happen if you were to die before the second Annuity Income Date. Because of this risk, this option offers you the highest level of annuity income. The Contract, like many annuities, pools the mortality experience of all Annuitants and Joint Annuitants. In effect, Annuitants and Joint Annuitants who live longer are subsidized by those who do not.

2. Joint and Survivor Annuity With Full Annuity Income to the Survivor. Under this option, we will provide annuity income jointly to you and the Joint Annuitant while you are both living, except that for a Qualified Contract during your lifetime we provide the income only to you. After the death of either of you, we will continue to provide the full amount of annuity income to the survivor. Annuity income stops when both you and the Joint Annuitant are no longer living. As in the case of the single life annuity described above, there is the risk that you may receive annuity income only once.

3. Joint and Survivor Annuity With Reduced Annuity Income to the Survivor. This option is like Option 2 above, except that annuity income is higher while both you and the Joint Annuitant are living, and lower when only one of you is still living. You indicate on your application whether annuity income to the survivor is reduced to two-thirds, or one-half, of the amount that it would have been were you both still alive.

4. Joint and Survivor Annuity With Full Annuity Income to the Annuitant if the Joint Annuitant Dies, But Reduced Annuity Income to the Joint Annuitant if the Annuitant Dies. This option is like Option 3 above, but annuity income is not reduced upon the death of the Joint Annuitant if the Joint Annuitant is the first to die. In case you are the first to die, you indicate on your application whether annuity income to the Joint Annuitant is reduced to two-thirds, or one-half, of the amount that it would have been were you both still alive. While you and the Joint Annuitant are both still alive, this option provides greater annuity income than Option 2 but not as much annuity income as Option 3.

For Options 2, 3, and 4, if either you or the Joint Annuitant die before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will generally result in greater annuity income.

ANNUITY INCOME INCLUDING WITHDRAWAL OPTIONS

If you have a Qualified Contract, you may elect the following options only if a portion or all of your purchase payment is allocated to the variable account. Withdrawals are not available for any allocations to fixed income. The withdrawal option feature may not be available in your state.

Single Life Annuity with Withdrawal Option. We will provide annuity income, beginning with the first Annuity Income Date, for as long as you live unless you surrender your Contract. If you die on or after the first Annuity Income Date and before the end of the Withdrawal Period, we will provide any remaining annuity income to the Beneficiary(ies) according to the terms of the Contract.

Joint and Survivor with Full Annuity Income to the Survivor with Withdrawal Option. Assuming you do not surrender your Contract or make withdrawals, we will provide full annuity income, beginning with the first Annuity Income Date, while either you or the Joint Annuitant is still living.

If either you or the Joint Annuitant dies before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity with a withdrawal option. If the person who dies (you or the Joint Annuitant) is an Owner and the survivor is not the deceased Owner's spouse, we will adjust the Withdrawal Period, as required by law, so that it is not longer than the life expectancy of the survivor. This may result in a shorter Withdrawal Period and a higher amount of annuity income. For any allocations to fixed income, similar adjustments will be made to the Guarantee Period, if any.

If you and the Joint Annuitant both die on or after the first Annuity Income Date and before the end of the Withdrawal Period, we will provide any remaining annuity income or Withdrawal Value to the Beneficiary(ies) according to the terms of the Contract.

GUARANTEE PERIOD

On your application, you may choose a guaranteed number of years of annuity income beginning with the first Annuity Income Date. You may choose a number of years from five (5) to forty-five (45). You may choose a Guarantee Period for annuity income options 1 through 4. If you choose an income option with a withdrawal option, you cannot also choose a Guarantee Period. If neither you nor the Joint Annuitant lives to the end of the Guarantee Period, any remaining annuity income will go to your Beneficiary or Beneficiaries. For Options 3 and 4 above, if you and the Joint Annuitant die at the same time, the annuity income due to any Beneficiary will be the same as if you died before the Joint Annuitant. If you choose to have a Guarantee Period, the amount of annuity income on each Annuity Income Date will be lower than if you had not chosen the guarantee.

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If (a) you choose Option 2, 3 or 4 with a Guarantee Period, (b) an Owner dies before the first Annuity Income Date, and (c) the survivor (whether it is you or the Joint Annuitant) is not the deceased Owner's spouse, we will adjust the Guarantee Period, as required by the federal income tax laws, so that it is not longer than the life expectancy of the survivor. This may result in a shorter Guarantee Period and a generally higher amount of annuity income.

  Annuity Income to Beneficiary. If a Beneficiary is entitled to annuity income, the Beneficiary may choose (a) to continue receiving annuity income on each remaining Annuity Income Date, or (b) to receive a lump sum instead. The Beneficiary must notify us within 60 days of the date we receive notice of the relevant death to elect a lump sum. Otherwise, the Beneficiary will receive annuity income for the remaining guaranteed Annuity Income Dates.
  Lump Sum Payment. A lump sum will become due under a Contract if there are guaranteed Annuity Income Dates remaining and either: (a) a Beneficiary elects a lump sum on the death of the last survivor of you and the Joint Annuitant (if any), (b) a Beneficiary receiving guaranteed annuity income dies, or (c) the last survivor of you and the Joint Annuitant (if any), dies and the Beneficiary is no longer living. For (b), the lump sum will be paid to the Beneficiary's estate. For (c), it will go to the estate of the last to die of you and the Joint Annuitant (if any).

Any lump sum attributable to the fixed annuity portion of a Contract will generally be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, discounted at a rate equal to the rate used to determine annuity income payments.

Any lump sum attributable to the variable annuity income portion of a Contract will generally be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, based on interest compounded annually at the Benchmark Rate of Return that EFILI used in determining the annuity income on the first Annuity Income Date.

If EFILI believes that the first annuity income amount due to any Beneficiary will be less than $50, EFILI may instead provide a lump sum for the value of all remaining annuity income. The amount of the lump sum will be determined on the same basis as described above for other lump sums.

WITHDRAWAL PROVISIONS

If you have purchased a Qualified Contract with a withdrawal option, you can withdraw amounts from the variable portion of your Contract by writing to our Annuity Service Center. See How to Make Withdrawals below.

You can not purchase a Qualified Contract with a withdrawal option if your Contract provides only fixed annuity income. Also, you can not elect a withdrawal option if you purchase a Non-qualified Contract.

The amount you can withdraw will depend on when you make the withdrawal, how much of your Purchase Payment you allocated to variable annuity income and the investment experience of your Contract. See Withdrawal Value below.

The length of time you can make withdrawals is called the Withdrawal Period or Liquidity Period. See Withdrawal (Liquidity) Period below.

Certain withdrawals will have the effect of ending your Contract, i.e. you will receive no more annuity income. Other withdrawals may shorten the Withdrawal Period. All withdrawals will reduce the amount of variable annuity income. See Effect of Withdrawals below.

How to Make Withdrawals

All requests for withdrawals must be in writing to our Annuity Service Center. You may request to withdraw all of the Withdrawal Value (full withdrawal) or a portion of the Withdrawal Value (partial withdrawal). You may not make more than one withdrawal in any Valuation Period. You may not make more than two partial withdrawals each calendar year. Any partial withdrawal must be for at least $500. You may not make any partial withdrawal that would reduce your variable annuity income below $1,200 per year at the time of the withdrawal.

Withdrawal Value

The Withdrawal Value changes each Valuation Period. What follows is an overview of how we determine the Withdrawal Value for each Valuation Period. For a complete description of how the Withdrawal Value is calculated, see Withdrawal Value in the Statement of Additional Information.

The Withdrawal Value for a Valuation Period is the sum of two amounts, which we call Part A and Part B. On the day we issue your contract, the total of Part A and Part B equals your Purchase Payment less any federal, state or local taxes we deducted from your Purchase Payment. The amount you can withdraw from your Contract decreases over time, eventually becoming zero.

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Part A is based on the portion of your Purchase Payment that provides variable annuity income during the Withdrawal Period. Part B is based on the portion of your Purchase Payment that provides variable annuity income after the Withdrawal Period.

Part A changes (up or down) each Valuation Period based on the investment experience of your Contract. Also, each withdrawal and each annuity income payment reduces the value of Part A. Part A becomes zero at the end of the Withdrawal Period and remains zero thereafter.

Part B also changes (up or down) each Valuation Period based on the investment experience of your Contract. Withdrawals (but not annuity income payments) also reduce the value of Part B. Beginning one year after your first Annuity Income Date, Part B reflects a percentage which declines each day. The percentage declines at a rate of 25% per year, so five years after your first Annuity Income Date Part B becomes zero and remains zero thereafter.

The reductions in the values of Part A and Part B resulting from a withdrawal are in proportion to their values just before the withdrawal.

Withdrawal (Liquidity) Period

When you purchase your Contract we set the Withdrawal Period to be equal to the life expectancy of the Annuitant or Annuitants. Life expectancy is determined to be a period not in excess of that permitted by the Internal Revenue Service. It is always expressed in whole numbers.

If no withdrawals are made from your Contract, then you or your beneficiaries will receive variable annuity income for the entire length of the Withdrawal Period. In this respect the Withdrawal Period works like a Guarantee Period, i.e. variable annuity income would be guaranteed to last for (1) the life or lives of the Annuitant(s) or (2) the Withdrawal Period, whichever is longer. However, if you make withdrawals, the Withdrawal Period may shorten or end, as described below.

If all the Annuitants die before the end of the Withdrawal Period, each Beneficiary may choose (a) to continue receiving annuity income on each remaining Annuity Income Date, or (b) to receive a lump sum instead. The Beneficiary must notify us within 60 days of the date we receive notice of the relevant death to elect a lump sum. Otherwise, the Beneficiary will receive annuity income for the remaining Annuity Income Dates in the Withdrawal Period.

Comparing Withdrawal Period to Guarantee Period

You may compare a Contract with a Withdrawal Period to one that provides a Guarantee Period.

Under a Contract with a Withdrawal Period, variable annuity income is guaranteed to last for (1) the life or lives of the Annuitant(s) or (2) the Withdrawal Period, whichever is longer.

Under a Contract with a Guarantee Period, all annuity income (fixed and variable) is guaranteed to last for (1) the life or lives of the Annuitant(s) or (2) the Guarantee Period, whichever is longer.

Under a Contract with a Withdrawal Period, a withdrawal may cause the Withdrawal Period to shorten or end.

Under a Contract with a Guarantee Period, withdrawals are not possible, and the date on which the Guarantee Period will end will not change after the Contract is issued.

Effect of Withdrawals

Withdrawals made within five years of the first annuity income date will have different consequences from withdrawals made after the first five years. Full withdrawals will have different consequences from partial withdrawals.

YOU SHOULD THINK MORE CAREFULLY ABOUT MAKING A WITHDRAWAL THE CLOSER YOU ARE TO THE FIFTH ANNIVERSARY OF YOUR FIRST ANNUITY INCOME DATE. IN MANY CIRCUMSTANCES YOU WILL BE BETTER OFF WAITING UNTIL AFTER THAT DATE TO MAKE A WITHDRAWAL. For example, if you buy a Contract that provides only variable income, withdrawals made after the end of the fifth year of annuity income would reduce your annuity income but would not cause your annuity income to end. In the same Contract, making a full withdrawal before the end of the fifth year would result in the loss of all future annuity income and your Contract would end. See the descriptions below to understand how withdrawals made during your first five years of annuity income may have different effects from withdrawals made later.

  Full Withdrawals During First Five Years

If all of your Purchase Payment is allocated to variable annuity income and you withdraw all of the Withdrawal Value on or before the fifth anniversary of your Contract's first Annuity Income Date, your Contract will end and you will not receive any more annuity income.

If your Purchase Payment is allocated part to variable annuity income and part to fixed annuity income, and you withdraw all of the Withdrawal Value on or before the fifth anniversary of your Contract's first Annuity Income Date, you will not receive any more variable annuity income. Fixed annuity income will continue in accordance with the income option you selected.

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  Partial Withdrawals During First Five Years

If you withdraw part of the Withdrawal Value on or before the fifth anniversary of your Contract's first Annuity Income Date, then the amount withdrawn will be subtracted from the Withdrawal Value and all remaining variable annuity income will be reduced, in the same ratio that the amount withdrawn bears to the Withdrawal Value. A partial withdrawal during the first five years will have no impact on the length of the remainder of the Withdrawal Period.

  Full Withdrawals After First Five Years

If you withdraw all of the Withdrawal Value after the fifth anniversary of your Contract's first Annuity Income Date, you will no longer have a Withdrawal Value, the Withdrawal Period will end, and all remaining variable annuity income will be reduced.

  Partial Withdrawals After First Five Years

If you withdraw part of the Withdrawal Value after the fifth anniversary of your Contract's first Annuity Income Date, the amount withdrawn will be subtracted from the Withdrawal Value, all remaining variable annuity income will be reduced, and the Withdrawal Period will be reduced.

The Company will allocate partial withdrawals to the Investment Options in which the Contract is then invested in the same proportion as the value in each Investment Option bears to the Withdrawal Value on the date of the partial withdrawal.

For both full and partial withdrawals made after the first five years, the value of the reduced variable annuity income plus the amount of the withdrawal will be equivalent to the value of the variable annuity income just prior to the withdrawal. The Company will determine equivalence using modified insurance industry mortality tables.

REPORTS

If part or all of your Purchase Payment is allocated to variable income, we will send you a statement showing the number of Annuity Income Units in each variable Investment Option, and the value of each Annuity Income Unit, at least once each calendar quarter, and each time you transfer Annuity Income Units among the Investment Options. If you choose the Withdrawal option, we will show your Withdrawal Value at least once each calendar quarter.

You should verify the accuracy of your transaction confirmations and quarterly statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

We will also send you semiannual reports containing financial statements for the Funds, and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940.

More About the Contract

TAX CONSIDERATIONS

Treatment of Distributions

Taxation of Distributions. Regulations under section 401(a)(9) of the Internal Revenue Code addressing required minimum distributions from annuity contracts apply to Contracts issued as IRAs. Your IRA might have a Liquidity Option, under which you may withdraw part or all of the Contract's "Liquidity Value" during the "Liquidity Period." It is unclear how the regulations apply with respect to a Liquidity Option. It is possible that the Liquidity Option will need to be modified in order to comply with the regulations.

The portion of an annuity income distribution that is includible in ordinary income may vary depending on the annuity income option selected under the Contract, but generally is the excess of the distribution over the "exclusion amount."

In the case of a variable annuity income distribution, the exclusion amount is generally the "investment in the contract" allocated to the variable annuity income, adjusted for any guaranteed period, divided by the expected number of periodic annuity income distributions (determined under Treasury Department regulations).

In the case of fixed annuity income distributions, the exclusion amount is generally the amount determined by multiplying the distribution by the ratio (determined under Treasury Department regulations) of (1) the investment in the Contract allocated to the fixed annuity income, adjusted for any guaranteed period, to (2) the "expected return" under the fixed annuity income distributions. For Qualified Contracts, the investment in the contract is generally zero. When the investment in the Contract is zero, annuity income distributions are fully taxable as ordinary income.

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After the dollar amount of the investment in the Contract is deemed to be recovered, the entire amount of each annuity income distribution will be fully includible in income. On the other hand, should the annuity income distributions cease before the adjusted investment in the Contract is fully recovered, the person receiving those distributions at the time of their death will be allowed a deduction for the unrecovered amount of the adjusted investment in the Contract.

Where a guaranteed period of annuity income distributions is selected and no Annuitant or Joint Annuitant lives to the end of that period, the annuity income distributions made to the Beneficiary for the remainder of that period are includible in income as follows: (1) if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at the time; or (2) if distributed as annuity income distributions, they are fully excluded from income until the remaining investment in the contract is deemed to be recovered, and all annuity income distributions thereafter are fully includible in income.

Penalty Tax. Certain distributions under the Contract may be subject to a penalty tax equal to 10% of the portion of the distribution which is includible in income. Annuity income distributions under Qualified Contracts typically will not be subject to the penalty tax imposed under the Code on premature distributions if the first Annuity Income Date is after you attain age 59 1/2. If you own a Qualified Contract with a Withdrawal Period and the first Annuity Income Date is before you attain age 59 1/2, a withdrawal that is made either before age 59 1/2 or within 5 years of the first Annuity Income Date generally will trigger the application of the penalty tax to the withdrawal and all distributions made prior to the withdrawal. Also, the additional 10% penalty tax generally does not apply to distributions under a Non-qualified Contract that are made (1) on or after the taxpayer attains age 59 1/2; (2) as part of a series of "substantially equal periodic payments" over the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (3) under an "immediate annuity" (as that term is defined in the tax law); or (4) in certain other situations.

In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59 1/2 even if the custodian is 59 1/2 or older.

It is unclear at this time whether annuity distributions under a Non-qualified Contract prior to the recipient attaining age 59 1/2 satisfy an exception to the penalty tax. Accordingly, a prospective purchaser of a Non-qualified Contract who expects to receive distributions prior to attaining age 59 1/2 should consult a qualified tax adviser regarding the application of the penalty tax to those distributions.

Withholding and Reporting. EFILI will, as required by law, withhold and remit to the U.S. Government a part of the taxable portion of each distribution under the Contract, unless a written election not to have any amounts withheld is filed prior to the distribution. Also, EFILI will report all annuity income distributions made while you are alive as being distributed in full to you, even if you name a Joint Annuitant.

Qualified Contracts

The Contract may be used as an Individual Retirement Annuity under Section 408(b) of the Internal Revenue Code. Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity." The Contract also may be issued as a Roth IRA, i.e., an Individual Retirement Annuity that also satisfies the requirements of Section 408A of the Code. A Roth IRA is a type of IRA that satisfies certain additional requirements under section 408A of the Code. Roth IRAs are treated like IRAs in many respects, and thus much of the discussion relating to Contracts issued as Individual Retirement Annuities also applies to Contracts issued as Roth IRAs. However, Roth IRAs differ from other IRAs in several respects. Among the differences is that no portion of a premium payment to a Roth IRA is tax deductible, and "qualified distributions" (discussed below) from a Roth IRA are excludable from gross income. Additionally, the eligibility and mandatory distribution requirements for Roth IRAs differ from non-Roth IRAs. You should seek competent advice as to the tax consequences associated with the use of a Contract as a Qualified Contract.

Because the Contract's minimum Purchase Payment is greater than the maximum annual contribution permitted to an Individual Retirement Annuity, a Qualified Contract may be purchased only in connection with a "rollover" (including a direct trustee-to-trustee transfer, where permitted). Specifically, a Qualified Contract that is an Individual Retirement Annuity may be purchased only in connection with a rollover of amounts from a qualified 401(a) or a 401(k) plan, a tax-sheltered annuity, a 403(b) plan, a governmental 457(b) plan, or an IRA. A Qualified Contract that is a Roth IRA may be purchased only in connection with a "qualified rollover contribution" (including a direct trustee-to-trustee transfer, where permitted) of amounts from another Roth IRA, i.e., a rollover contribution from another Roth IRA that meets the IRA rollover requirements under Section 408(d)(3) of the Code. The Contract may not be purchased as a Roth IRA with a qualified rollover contribution or a trustee-to-trustee transfer from a non-Roth IRA.

If the Contract is used as a Qualified Contract, you must be the sole Owner of the Contract and the Annuitant. If you name a Joint Annuitant, all distributions made while you are alive must be made to you. Also, if you name a Joint Annuitant who is not your spouse, the annuity income options from which you may select may be limited, depending on the difference in ages between you and the Joint Annuitant. Furthermore, if you choose a guaranteed period, the length of the period may have to be limited in order to satisfy certain minimum distribution requirements of the Code.

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In the case of a Contract with a Withdrawal Value that is issued as an Individual Retirement Annuity, we believe that the annuity income payments thereunder should satisfy the minimum distribution requirements under section 401(a)(9) of the Code. However, it is possible, though unlikely, that the IRS will determine that the annuity income payments do not satisfy those requirements. In addition, we do not know whether the withdrawal of all or a part of the Withdrawal Value constitutes a minimum required distribution which cannot be directly transferred to another IRA or rolled over. Due to this uncertainty, we will not process direct transfers to another IRA but will instead treat all withdrawals of the Withdrawal Value from the Contract as distributions for tax reporting and withholding purposes. Accordingly, we will report such withdrawals on a 1099R form. Owners should consult a tax advisor before withdrawing an amount with the intention of rolling it over to another IRA.

In the Case of a Contract that is issued as a Roth IRA, any "qualified distribution" is excludible from gross income. A "qualified distribution" is a payment or distribution which satisfies two requirements. First, the payment or distribution must be (a) made after the Owner attains age 59½, (b) made after the Owner's death, (c) attributable to the Owner being disabled, or (d) a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code. Second, the payment or distribution must be made in a taxable year that is at least five years after (a) the first taxable year for which a contribution was made to any Roth IRA established for the Owner, or (b) in the case of a payment or distribution properly allocable to a qualified rollover contribution from a non-Roth IRA (or income allocable thereto), the taxable year in which the rollover contribution was made. As mentioned above, the Contract may not be purchased as a Roth IRA with a qualified rollover contribution from a non-Roth IRA.

It should be noted that since the Contract is an immediate annuity contract, annuity income distributions under the Contract will begin within one year after a qualified rollover contribution is made to the Contract. Hence, persons considering making a qualified rollover contribution to the Contract issued as Roth IRA should consult a qualified tax advisor regarding whether distributions from the Contract will satisfy the requirements of a qualified distribution.

A distribution from a Roth IRA which is not a qualified distribution is generally taxed in the same manner as a distribution from a non-Roth IRA. However, such a distribution will be treated as made first from contributions to the Roth IRA to the extent that such distributions, when added to all previous distributions from the Roth IRA, does not exceed the aggregate amount of contributions to the Roth IRA. Generally, all Roth IRAs are aggregated to determine the tax treatment of distributions.

Minimum distributions are not required from a Roth IRA while the Owner is alive. However, if the Owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the Roth IRA must be distributed in accordance with certain minimum distribution requirements set forth in Section 401(a)(9) of the Code. Hence, it might be necessary in certain circumstances to modify the distributions under an annuity income option after the Owner's death in order to comply with these after-death distribution requirements under the Code. Persons intending to use the Contract as a Roth IRA should seek competent advice regarding these requirements.

Tax Deferral Until Distributions are Made

Under existing provisions of the Code, any increase in the value of the Contract is generally not taxable until distributions are made under one of the Contract's annuity income options. However, as discussed below, this tax deferral generally applies only if (1) the Owner is an individual, (2) the investments in the Variable Account are adequately diversified in accordance with Treasury Department regulations, (3) EFILI, rather than the Owner, is considered the Owner of the assets of the Variable Account for federal tax purposes, and (4) certain distribution requirements are met in the event that you die.

Non-natural Owner. In certain circumstances, if an Owner were a "non-natural" person, such as a corporation or a trust, the Contract would not be treated as an annuity contract for federal tax purposes, and the Owner would be taxable currently on the income and gain from the assets of the Variable Account. Accordingly, the Contract must be owned by an individual (or individuals), and will not be issued to "non-natural" persons.

Diversification Requirements. For a Contract to be treated as an annuity contract for federal income tax purposes, the investments of the Variable Account must be "adequately diversified." The Treasury Department has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, the Contracts would not be treated as annuity contracts for federal income tax purposes, and each Owner would be taxable currently on the income and gain from the assets of the Variable Account. Although EFILI does not control the investments of the Funds, EFILI has entered into agreements with the Funds requiring them to operate in compliance with the Treasury Department regulations so that the Variable Account will be considered "adequately diversified."

Ownership Treatment. In certain circumstances, variable annuity Contract Owners may be considered the Owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the Contract Owners' gross income.

The Internal Revenue Service (the "Service") has stated in published rulings that a variable Contract Owner will be considered the Owner of separate account assets if the Owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the Owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts [of a separate account] without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

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The ownership rights under the Contract are similar to, but different in certain respects from, those described by the Service in rulings in which it was determined that Contract Owners were not Owners of separate account assets. For example, the Owner of the Contract has a choice of more Investment Options to which to allocate the Purchase Payment, and may be able to transfer among Investment Options more frequently than in such rulings. These differences could result in the Owner being treated as the owner of the assets of the Variable Account, and thus income and gain from such assets would be includible in the Owner's income annually. In addition, it is not known what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the Owner from being considered the Owner of the assets of the Variable Account.

Distribution Requirements. To qualify as an annuity for federal tax purposes, the Contract must satisfy certain distribution requirements in the event of your death. The Contract contains the required distribution provisions. In certain situations, those provisions may limit the guaranteed period over which annuity income distributions can be made (if such a period is selected).

  Important. This discussion of the Tax Considerations assumes that the Contract will be treated as an annuity contract for federal income tax purposes and that EFILI will be treated as the Owner of the Variable Account assets.

EFILI's Tax Status

EFILI is taxed as a life insurance company under Subchapter L of the Code. Since the operations of the Variable Account are part of, and are taxed with, the operations of EFILI, the Variable Account is not separately taxed as a "regulated investment company" under Subchapter M of the Code. Under existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied to increase reserves under a contract. EFILI does not expect to incur federal income taxes attributable to the Variable Account. Based on this, no charge is being made currently to the Variable Account for federal income taxes. EFILI will periodically review the need for a charge to the Variable Account for its federal income taxes. Such a charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

Under existing laws, EFILI may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes (other than premium taxes) are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, EFILI may make charges for such taxes against the Variable Account.

General Tax Considerations

The above discussion is not exhaustive and is not intended as tax advice. The federal income tax consequences associated with the purchase of an immediate annuity, like the Contract, are complex, and the application of the pertinent tax rules to a particular person may vary according to facts specific to that person. A qualified tax adviser should always be consulted regarding the application of law to individual circumstances. In particular, if you name a Joint Annuitant who is not your spouse (or if the Joint Annuitant is your spouse and you and your spouse do not file joint income tax returns), you should consult a qualified tax adviser as to the tax consequences of your particular arrangement.

This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address federal estate and gift tax consequences, or state or local tax consequences, associated with the purchase of a Contract. In addition, Empire Fidelity Investments Life Insurance Company makes no guarantee regarding any tax treatment, federal, state, or local, of any Contract or of any transaction involving a Contract.

Other Contract Provisions

You should also be aware of the following important provisions of your Contract.

1. Owner(s). Before a Contract is issued, the Owner(s) also has (have) the right to (a) name the Joint Annuitant (if any); (b) allocate the Purchase Payment between fixed and variable annuity income; (c) choose an annuity income option; (d) allocate the Purchase Payment among the Investment Options; (e) choose the Benchmark Rate of Return; (f) name the Beneficiary or Beneficiaries; and (g) select the first Annuity Income Date and how often you will receive annuity income.

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After a Contract is issued, each Owner named in the application has the following rights: (a) the right to change any Beneficiary; (b) the right to cancel the Contract during the free look period; (c) any right to reallocate among the Investment Options; and (d) the right to instruct us how to vote shares of an investment portfolio attributable to the Contract; and for a Contract that includes a Withdrawal option, (e) the right to withdraw from the variable portion of the Contract during the Withdrawal Period and the right to surrender the variable portion of the Contract within five years from the first annuity income date.

A Joint Annuitant who is not an Owner when a Contract is issued will succeed to the rights in the paragraph above if he or she survives the Owner. When no Owner or Joint Annuitant is still alive, each Beneficiary will have (a) the right to reallocate among the Investment Options, and (b) the right to instruct us how to vote shares of an investment portfolio attributable to the Contract, with respect to his or her share of annuity income.

2. Annuitant. You have the right to receive annuity income under the terms of the Contract. You also have rights as an Owner as described above.

3. Joint Annuitant. For Non-qualified Contracts, the Joint Annuitant (if any), has the right to receive annuity income jointly with you under the terms of the Contract. The Joint Annuitant may also be an Owner, or succeed to the rights of the Owner(s) as described above. For Qualified Contracts (a) all annuity income during your lifetime must be received only by you, and (b) the Joint Annuitant may not be an Owner.

4. Beneficiary. You may name one or more Beneficiaries when you complete your application. You may change Beneficiaries later, unless you have designated an irrevocable Beneficiary, in which case we will require the consent of the irrevocable Beneficiary in writing. The Beneficiary (or Beneficiaries) will receive (a) annuity income for the remainder of any guarantee period after the death(s) of the Annuitant (and Joint Annuitant if any), and (b) a refund of your Purchase Payment if you (and the Joint Annuitant, if any) do not live to the first Annuity Income Date.

The Beneficiary (or Beneficiaries) will receive any remaining Withdrawal Period annuity income if neither you nor the Joint Annuitant (if any) survives to the end of the Withdrawal Period.

Surviving Beneficiaries will receive equal shares unless you specify otherwise. If (1) no Beneficiary survives you and the Joint Annuitant (if any); and (2) the Withdrawal Period or Guarantee Period (if any) has not ended; we will provide a lump sum to the estate of the last to die of you and the Joint Annuitant.

The Beneficiary has choices if you (and the Joint Annuitant, if any) die before the end of the Withdrawal Period or Guarantee Period, if any:

The Beneficiary may choose (a) to continue receiving annuity income on each remaining Annuity Income Date, or (b) to receive the Withdrawal Value plus the present value of fixed annuity income (if any). If a Contract with a withdrawal option is within its first five years after the first annuity income date, it will typically be more advantageous for the Beneficiary to choose option (b). The Beneficiary must notify us within 60 days of the date we receive notice of the relevant death to elect a lump sum. Otherwise, the Beneficiary will receive annuity income for the remaining guaranteed Annuity Income Dates.

If a Beneficiary receiving annuity income dies, a lump sum will be provided to the Beneficiary's estate. The fixed annuity income portion of any lump sum will be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, discounted at a rate equal to the rate used to determine annuity income payments. The variable annuity income portion will be the Withdrawal Value.

A Beneficiary may be a "Primary Beneficiary" or a "Contingent Beneficiary." No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined. See Types of Annuity Income Options on page <Click Here>.

5. Misstatement of Date of Birth or Sex. If the date of birth or sex of you or the Joint Annuitant has been misstated, EFILI will change the benefits to those which the proceeds would have purchased had the correct date(s) of birth and sex(es) been stated.

If the misstatement is not discovered until after the first Annuity Income Date, EFILI will take the following action: (1) if EFILI provided too much annuity income, EFILI will add interest at the rate of 6% per year compounded annually and withhold annuity income on subsequent following Annuity Income Date(s) until it has recovered the excess; (2) if EFILI provided too little annuity income, we will make up the balance plus interest at the rate of 6% per year compounded annually in a lump sum.

6. Assignment. The Contract may not be assigned.

7. Dividends. The Contract is "non-participating." This means that there are no dividends. Investment results of the Investment Options are reflected in benefits.

EFIAL7

8. Notification of Death. Any Beneficiary claiming an interest in the Contract must provide us in writing with due proof of your death and the death of the Joint Annuitant (if any) at the Annuity Service Center. We will not be responsible for any annuity income paid to you or the Joint Annuitant (if any) before we receive due proof of death at the Annuity Service Center.

You and the Joint Annuitant are each responsible for notifying EFILI of the death of the other. Each Beneficiary is responsible for notifying EFILI of the death of the last surviving Annuitant or Joint Annuitant. Upon the death of the last person with the right to receive annuity income under a Contract, that person's executor is responsible for notifying EFILI. If too much annuity income is provided because EFILI is not notified of a death, EFILI may withhold annuity income on subsequent Annuity Income Dates, or take legal action, until it has recovered any excess amounts.

SELLING THE CONTRACTS

The Contracts are distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc. Each is a subsidiary of FMR Corp., the parent company of EFILI. Fidelity Brokerage Services LLC is the principal underwriter (distributor) of the Contracts. Fidelity Distributors Corporation is the distributor of the Fidelity family of funds, including the Fidelity Funds. The principal business address of Fidelity Brokerage Services LLC and Fidelity Distributors Corporation is 82 Devonshire Street, Boston, Massachusetts 02109. Fidelity Insurance Agency, Inc. receives sales compensation from EFILI of not more than 3% of the Purchase Payments. Amounts paid by EFILI to Fidelity Insurance Agency, Inc. will be paid out of the general assets of EFILI, which may include proceeds derived from mortality and expense risk charges EFILI deducts from the Variable Account.

POSTPONEMENT OF BENEFITS

We will usually send annuity income within seven days of the Annuity Income Date. We will usually send any lump sum distributions to Beneficiaries within seven days of the day we receive proper notice. We will usually send any Death Benefit within seven days after we receive due proof of your death (for a single life Contract) or the deaths of you and the Joint Annuitant (for a joint life Contract). However, we may delay sending these amounts if (1) the disposal or valuation of the Variable Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement for any other reason.

More About the Variable Account and the Funds

CHANGES IN INVESTMENT OPTIONS

We may from time to time make additional Subaccounts available to you. These Subaccounts will invest in investment portfolios that we find suitable for the Contract.

EFILI also has the right to eliminate any Subaccount, to combine two or more Investment Options, or substitute a new portfolio or fund for the Portfolio in which a Subaccount invests. A substitution may become necessary if, in EFILI's judgment, a Portfolio or Fund no longer suits the purpose of the Contract. This may happen due to a change in laws or regulations, or a change in a Portfolio's investment objectives or restrictions, or because the Portfolio is no longer available for investment, or for some other reason. EFILI would obtain prior approval from the SEC and any other required approvals before making such a substitution.

EFILI also reserves the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

TOTAL RETURN FOR A SUBACCOUNT

The Total Return reflects the investment performance of a Subaccount, less all expenses and charges, for the Valuation Period. EFILI determines the Total Return of a Subaccount at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business.

Shares of the Funds are valued at net asset value. Any dividends or capital gains distributions of a Portfolio of the Funds are reinvested in shares of that Portfolio.

VOTING RIGHTS

EFILI will vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and EFILI decides that it is permitted to vote the shares of the Funds in its own right, it may decide to do so.

EFIAL7

EFILI calculates the number of shares that you may instruct it to vote by dividing the reserve maintained in each Investment Option to meet the obligations under the Contract by the net asset value of one share of the corresponding Portfolio. Fractional votes will be counted. EFILI reserves the right to modify the manner in which it calculates the weight to be given to your voting instructions where such a change is necessary to comply with Federal regulations or interpretations of those regulations.

EFILI will determine the number of shares you can instruct it to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting, we will mail you material for providing your voting instructions.

If your voting instructions are not received in time, EFILI will vote the shares in the same proportion as the instructions received with regard to all other contracts issued through the Variable Account. EFILI will also vote shares it holds in the Variable Account that are not attributable to contracts in the same proportionate manner. Under certain circumstances, EFILI may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of the Portfolios, or result in the approval or disapproval of an investment advisory contract.

Under Federal regulations, EFILI may also disregard instructions to vote for changes in investment policies or the investment adviser if it disapproves of the proposed changes. EFILI would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if it decided that the change would result in overly speculative or unsound investments. If EFILI ever disregards voting instructions, it will include a summary of its actions in the next semi-annual report.

RESOLVING MATERIAL CONFLICTS

The Funds are available to separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts EFILI establishes.

Although EFILI does not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in a Fund. A conflict may occur due to a change in law affecting the operations of variable life insurance and variable annuity separate accounts, differences in the voting instructions we receive and instructions received by other companies, or some other reason. In the event of a conflict, it is possible that the Variable Account might be required to withdraw its investment in the Funds. In the event of any conflict, we will take any steps necessary to protect Annuitants, Joint Annuitants, and Beneficiaries.

LITIGATION

Neither EFILI, the Variable Account, nor Fidelity Brokerage Services LLC is a party to any material litigation.

EFIAL7

Table of Contents of the
Statement of Additional Information

Service Agreements 	2
Safekeeping of Variable Account Assets 	3
Distribution of the Contracts 	3
State Regulation 	3
Legal Matters 	3
Registration Statement 	3
Experts 	3
Financial Statements 	3
Variable Account (enclosed)
Empire Fidelity Investments Life Insurance Company (enclosed)

Investment Company Act of 1940 File No. 811-06388

EFIAL7-pro-0405
1.756516.105

EFIAL7

INDIVIDUAL RETIREMENT ANNUITY AND ROTH IRA ANNUITY
DISCLOSURE STATEMENT

1. This Disclosure Statement addresses the Federal income tax treatment of a single premium variable income annuity contract (the "Contract") that is issued by Empire Fidelity Investments Life Insurance Company ("EFILI") as an Individual Retirement Annuity ("IRA annuity") or a Roth IRA annuity. It is important that you read this statement carefully.

This disclosure statement is for your general information and is not intended to be exhaustive or conclusive, to apply to any particular person or situation, or to be used as a substitute for qualified legal or tax advice. Also, the information contained herein is based on current Federal income tax law, income tax regulations, and other guidance provided by the Internal Revenue Service ("IRS"). Hence, this information is subject to change upon an amendment of the law or the issuance of further regulations or other guidance.

Revocation

2. You are allowed to revoke or cancel your Contract within thirty (30) calendar days after you receive it. If you return a Contract more than 10 days after you receive it, EFILI will promptly refund your Purchase Payment adjusted for investment performance. If you return a Contract during the first ten calendar days after you receive it, EFILI will promptly refund the greater of (1) your Purchase Payment in full, neither crediting your Contract for earnings, nor charging it with any administrative expenses; or (2) your Purchase Payments plus the investment performance of the Money Market Investment Option.

You may revoke your Contract by mailing or delivering a notice of revocation to:

Empire Fidelity Investments Life Insurance Company
Annuity Service Center
P.O. Box 770001
Cincinatti, Ohio 45277-0051

A notice of revocation shall be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.

Any questions regarding this procedure may be directed to a Fidelity Annuity Specialist at 800-544-2442.

Contributions

3. You may purchase a Contract as an IRA annuity with proceeds from a (1) non-taxable rollover from a qualified plan, tax-sheltered annuity or custodial account under section 403(b) of the Internal Revenue Code ("Code"), Individual Retirement Account ("IRA account"), or another IRA annuity, or (2) a non-taxable transfer from an IRA account or another IRA annuity. You may purchase a Contract as a Roth IRA annuity with a non-taxable rollover or non-taxable transfer from a Roth IRA account or another Roth IRA annuity. The amount of such rollover or transfer will not be included in your taxable income for the year of the rollover or transfer.

4. Subsequent contributions will not be accepted.

5. No deduction is allowed for contributions.

Investments

6. Your entire interest in the Contract is nonforfeitable.

7. The Contract is not transferable and is established for the exclusive benefit of you and your beneficiaries.

Distributions

8. A distribution from your Contract is includible in your gross income for the year in which the distribution is made and is taxed as ordinary income, except to the extent the distribution is treated as a recovery of non-deductible contributions, if any. Special rules apply for purposes of determining the portion of a distribution that is allocable to any non-deductible contributions.

9. If a distribution from the Contract is made before you attain age 59½, your tax for the year in which the amount is received is increased by a penalty tax equal to 10% of the portion of the distribution that is includible in gross income. However, this 10% premature distribution penalty tax generally does not apply if the distribution (1) is made on account of your death or disability; (2) is part of a series of substantially equal periodic payments over your life (or life expectancy) or the joint lives (or joint life expectancy) of you and a second person designated by you; or (3) satisfies some other specified exception to this penalty tax.

EFVIA-92160

10. In the case of a Roth IRA, no portion of a distribution is subject to federal income tax or the 10% premature distribution penalty tax if the distribution generally is made (a) after the close of the 5-year period beginning with the first year in which a contribution was made to a Roth IRA established for the owner, and (b) the owner is at least 59½ at the time of the distribution, the distribution is made after the owner's death or disability, or the distribution (up to a $10,000 total lifetime maximum) is made in connection with a first-time home purchase as defined in the Code. A Roth IRA distribution that fails to satisfy these requirements is treated generally as made first from non-deductible contributions. Once the total non-deductible contributions have been recovered, any earnings distributed are taxable and may be subject to the 10% premature distribution penalty tax.

11. The entire interest in an IRA must be distributed or commence to be distributed no later than April 1 of the calendar year following the calendar year in which the owner attains age 70½. Installment payments may be made in accordance with income tax regulations over the owner's life (or the lives of the owner and his or her designated beneficiary within the meaning of the Code) or over a period not exceeding the owner's life expectancy (or the joint life expectancy of the owner and his or her designated beneficiary). If the owner dies after required distributions have commenced, any remaining interest must be distributed at least as rapidly as under the method of distribution being used at the time of death. If the owner dies before required distributions have commenced, any remaining interest must be distributed generally (1) within 5 years, or (2) over the life or life expectancy of the designated beneficiary commencing by the end of the year following the year of the owner's death (or by the end of the year in which the owner would have attained age 70½, if later, and the owner's spouse is the sole beneficiary).

The minimum distribution rules that apply to IRAs do not apply to Roth IRAs while the owner is alive. However, after the death of the Roth IRA owner, the after death minimum distribution rules that apply to IRAs also apply to Roth IRAs as though the Roth IRA owner died before required distributions have commenced.

In order for annuity income payments under the Contract to comply with these minimum distribution requirements, it might be necessary in certain circumstances to limit (1) the length of any guarantee period under an annuity income option, and (2) limit the joint and survivor annuity income options from which you may select. In addition, in the case of a Roth IRA, it might be necessary in certain circumstances to adjust the annuity income payments made after your death in order to comply with these minimum distribution requirements. Also, if you name a Joint Annuitant, all distributions made while you are alive must be made to you.

If required distributions are not timely made, you will be liable for a 50% penalty tax on the difference between the required minimum distribution for the tax year and the amount actually paid to you. The IRS has the authority to waive this penalty tax under certain circumstances.

12. Special rules apply with respect to rollovers and transfers from IRAs and Roth IRAs. You should seek competent tax advice to comply with the requirements for rollovers and transfers.

Other Tax Considerations

13. You must file an IRS Form 5329 (Additional Taxes on Qualified Plans (Including IRAs) and Other Tax-Favored Accounts) with your income tax return for a year in which there is a penalty tax due because of premature distributions or insufficient distributions.

14. The Contract has been approved as to form for use as an IRA by the IRS. The Contract has not been approved as to form for use as a Roth IRA by the IRS. Such approval is a determination only as to the form of the Contract, and does not represent a determination of the merits of the Contract.

15. Further information concerning IRAs and Roth IRAs can be obtained from any district office of the IRS and from IRS Publication 590 (Individual Retirement Arrangements (IRAs)).

Prohibited Transactions

16. The Contract may cease to be an IRA or Roth IRA, whichever is applicable, because of a prohibited transaction. Generally, a prohibited transaction is any improper use of your Contract by you, a beneficiary, or any disqualified person. If during a taxable year you borrow any money under your Contract or use the Contract in another prohibited manner (for example, if the Contract is pledged as collateral for a loan), the Contract will cease to be an IRA or Roth IRA as of the first day of the taxable year, you must include in your gross income for the year an amount equal to the fair market value of the Contract as of the first day of the taxable year, and you may have to pay a 10% premature distribution penalty tax (discussed above).

EFVIA-92160

Financial Information

17. The value of your investment will depend on how you allocate your Purchase Payment between fixed and variable annuity income. The portion of your Purchase Payment allocated to fixed annuity income results in income that is guaranteed and is the same from one Annuity Income Date to the next unless you choose an annuity income option that calls for decreasing annuity income upon your death or the death of the Joint Annuitant. The annuity income from the portion of your Purchase Payment allocated to the Investment Options will vary depending upon the actual investment performance of the Investment Options you choose. No minimum amount of variable annuity income is guaranteed. See your prospectus for a more detailed description.

18. As further described in the prospectus, the following are all the charges that EFILI currently makes:

(a) Administrative Charge

EFILI deducts a daily charge from the assets of the Investment Options equivalent to an effective annual rate of 0.25%. This charge is not made against any portion of your Purchase Payment allocated to the purchase of fixed annuity income.

(b) Mortality and Expense Risk Charge

EFILI deducts a daily charge from the assets of the Investment Options equivalent to an effective annual rate of 0.75%. This charge is not made against any portion of your Purchase Payment allocated to the purchase of fixed annuity income.

(c) Portfolio Expenses

The Portfolios associated with the Investment Options incur operating expenses and pay monthly management fees. The level of expenses varies by Portfolio. These changes do not apply to any portion of your Purchase Payment allocated to the purchase of fixed annuity income.

EFVIA-92160

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EFVIA-92160

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EFVIA-92160

PART B

INFORMATION REQUIRED IN A STATEMENT

OF ADDITIONAL INFORMATION

INCOME ADVANTAGE
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2005

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Empire Fidelity Investments Life Insurance Company through its Variable Annuity Account A (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 2005, without charge by calling 1-800-544-2442.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

TABLE OF CONTENTS	PAGE
Service Agreements	<Click Here>
Safekeeping of Variable Account Assets	<Click Here>
Distribution of the Contracts	<Click Here>
State Regulation	<Click Here>
Legal Matters	<Click Here>
Registration Statement	<Click Here>
Experts	<Click Here>
Financial Statements	<Click Here>
 Variable Account (enclosed)
 Empire Fidelity Investments Life Insurance Company (enclosed)

EFIAL7-ptb-0405
1.756517.104

SERVICE AGREEMENTS

The Company has entered into an administrative services agreement with various affiliates ("Providers"). The services to be provided and the companies that provide them are as follows:

1. FMR Corp.: (1) intercompany billing among companies in the Fidelity Investments group; (2) document archiving, storage and retrieval; (3) corporate business development; (4) corporate finance (system infrastructure, finance applications and support services); (5) corporate tax; (6) corporate marketing; (7) corporate executive; (8) corporate legal; (9) corporate human resources (system infrastructure, corporate policy and support services); (10) media relations and employee communications, (11) government affairs and (12) treasury services (banking relationship management and reporting, capital planning).

2. Fidelity Brokerage Services LLC: (1) payment of fees for Company employees in connection with (a) registration of the employees with the NASD and (b) taking professional qualifications examinations.

3. National Financial Services LLC: (1) systems recording Company's general account holdings, (2) brokerage technology services; (3) print and mail functions, including check production.

4. Fidelity Security Services, Inc.: (1) physical security; (2) records management; and (3) internal audit and compliance support.

5. Fidelity Corporate Real Estate, Inc.: (1) customer correspondence services (mail distribution, postage, and packaging).

6. Veritude LLC: (1) temporary staffing services.

7. Information technology services (computer systems project services) for any particular project will be provided by one, and only one, of the following: (a) FISC - Ireland Limited: (b) Fidelity Information Systems Company India (Private) Limited: or (c) Fidelity Investments Institutional Services Company, Inc.

8. Fidelity Investments Institutional Operations Company, Inc.: (1) receipt and scanning of incoming mail; (2) electronic transmission of scans to Empire Fidelity Investments Life Insurance Company; (3) transmission of hard copy to offsite storage; (4) deposit of checks to Empire Fidelity Investments Life Insurance Company bank account.

You may purchase the contract with proceeds from various sources such as transactions qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code.

Investments by the Subaccounts in securities of foreign issuers may result in a foreign investment tax credit which we will claim on our federal income tax filings. Also, we receive fees from the funds' Advisers for administrative services we provide.

(THIS SECTION ONLY APPLIES TO VARIABLE ANNUITY INCOME)

Withdrawal (Liquidity) Value

If you elect annuity income with a Withdrawal Option the following provisions are applicable.

The amount you can withdraw from this Contract at the close of a Valuation Period is called the Withdrawal Value. There are two parts to your Withdrawal Value, Part A and Part B. The sum of Part A and Part B equals your Withdrawal Value.

  Part A

Part A is based on the portion of your Purchase Payment that provides variable annuity income during the Withdrawal Period. On the Contract Date, Part A equals this portion of the Purchase Payment less any deductions made from this portion for state, federal or local taxes.

At the end of each subsequent Valuation Period, a new value for Part A is computed, as follows:

(1) Start with Part A at the close of the prior Valuation Period.

(2) With respect to each variable Subaccount to which your Contract is allocated, multiply (1) by the Net Investment Factor for the applicable Subaccount. See Net Investment Factor on page iv of the Prospectus. Then add the values for each variable Subaccount together.

(3) If an Annuity Income Date occurs during the Valuation Period, subtract from (2) an amount equal to the amount of the variable annuity income payment for that Annuity Income Date.

(4) Subtract from (3) an amount attributable to any withdrawals made during the Valuation Period. To determine the amount subtracted, multiply the amount of the withdrawal by a fraction, the numerator of which is the value of Part A at the close of the current Valuation Period and the denominator of which is the sum of Part A and Part B at the close of the current Valuation Period, without regard to the withdrawal during the Valuation Period.

Part A becomes zero at the end of your Withdrawal Period and remains zero thereafter.

  Part B

Part B is based on the remainder of your variable Purchase Payment and reflects the portion of your Purchase Payment that provides variable annuity income after the Withdrawal Period. On the Contract Date, Part B equals this portion of the Purchase Payment less any deductions made from this portion for state, federal or local taxes.

At the end of each subsequent Valuation Period, a new value for Part B is computed, as follows:

(1) Start with Part B at the close of the prior Valuation Period.

(2) With respect to each variable Subaccount to which your Contract is allocated, multiply (1) by the Net Investment Factor for the applicable Subaccount. Then add the values for each variable Subaccount together.

(3) Subtract from (2) an amount attributable to any withdrawals made during the Valuation Period. To determine the amount subtracted, multiply the amount of the withdrawal by a fraction, the numerator of which is the value of Part B at the close of the current Valuation Period and the denominator of which is the sum of Part A and Part B at the close of the current Valuation Period, without regard to the withdrawal during the Valuation Period.

(4) Multiply (3) by a fraction, the numerator of which is the percentage factor at the end of the current Valuation Period, and the denominator of which is the percentage factor at the end of the prior Valuation Period.

The percentage factor is 100% until one year after your first Annuity Income Date. The percentage factor then declines daily at a rate of 25% each year, becoming zero on the fifth anniversary of your first Annuity Income Date and remaining at zero thereafter. Thus Part B becomes zero on the fifth anniversary of your first Annuity Income Date and remains zero thereafter.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by EFILI. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Investment Options. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contracts are distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., which are affiliated with FMR Corp. and EFILI. The offering of the contracts is continuous, and we do not anticipate discontinuing offering the Contracts. However, we reserve the right to discontinue offering the contracts.

STATE REGULATION

EFILI is subject to regulation by the Department of Insurance of the State of New York, which periodically examines our financial condition and operations. The Contract described in the Prospectus and Statement of Additional Information has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by David J. Pearlman, General Counsel of EFILI.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contracts. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS

The financial statements of the Company as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004, and the financial statements of Empire Fidelity Investments Variable Annuity Account A of the Company as of December 31, 2004 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 125 High Street, Boston, Massachusetts 02110.

FINANCIAL STATEMENTS

The financial statements of the Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts.

Empire Fidelity® Investments

Variable Annuity Account A

Annual Report

December 31, 2004

(2_fidelity_logos)

This report and the financial statements contained herein are submitted for the general information of Empire Fidelity Investments Life Insurance Company variable annuity owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Empire Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the annuities nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities

December 31, 2004

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Money Market	VIP - High Income	VIP - Equity- Income	VIP - Growth	VIP - Overseas	VIP - Overseas, Class R	VIP II - Investment Grade Bond	VIP II - Asset Manager
Assets:
Investments at market value	$ 75,387	$ 28,744	$ 126,744	$ 93,778	$ 22,053	$ 4,233	$ 68,015	$ 69,202
Receivable from EFILI	0	1	1	1	0	0	0	1
Total Assets	75,387	28,745	126,745	93,779	22,053	4,233	68,015	69,203
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0	0
Total net assets	$ 75,387	$ 28,745	$ 126,745	$ 93,779	$ 22,053	$ 4,233	$ 68,015	$ 69,203
Net Assets:
Accumulation reserves	$ 71,337	$ 24,493	$ 114,623	$ 86,529	$ 20,865	$ 3,828	$ 56,379	$ 62,065
Annuity reserves	4,050	4,252	12,122	7,250	1,188	405	11,636	7,138
Total net assets	$ 75,387	$ 28,745	$ 126,745	$ 93,779	$ 22,053	$ 4,233	$ 68,015	$ 69,203
Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	3,698	874	2,085	1,587	705	344	2,019	1,980
Unit Value	$ 19.288654	$ 28.008077	$ 54.980533	$ 54.531431	$ 29.613964	$ 11.122726	$ 27.919817	$ 31.352321
Income Advantage:
Units Outstanding	212	154	222	134	40	37	422	229
Unit Value	$ 19.071508	$ 27.692564	$ 54.361194	$ 53.916802	$ 29.280276	$ 11.107680	$ 27.605411	$ 30.999139
	Subaccounts Investing In:
	VIP II - Index 500	VIP II - Asset Manager: Growth	VIP II - Contrafund	VIP III - Balanced	VIP III - Dynamic Capital Appreciation	VIP III - Growth & Income	VIP III - Growth Opportunities	VIP III - Mid Cap
Assets:
Investments at market value	$ 88,762	$ 19,312	$ 160,739	$ 16,556	$ 1,731	$ 34,630	$ 14,712	$ 68,306
Receivable from EFILI	1	0	1	0	0	1	0	0
Total Assets	88,763	19,312	160,740	16,556	1,731	34,631	14,712	68,306
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0	0
Total net assets	$ 88,763	$ 19,312	$ 160,740	$ 16,556	$ 1,731	$ 34,631	$ 14,712	$ 68,306
Net Assets:
Accumulation reserves	$ 80,837	$ 16,848	$ 148,044	$ 13,730	$ 1,680	$ 29,207	$ 12,922	$ 60,951
Annuity reserves	7,926	2,464	12,696	2,826	51	5,424	1,790	7,355
Total net assets	$ 88,763	$ 19,312	$ 160,740	$ 16,556	$ 1,731	$ 34,631	$ 14,712	$ 68,306
Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	2,530	819	4,298	923	151	1,794	1,078	3,715
Unit Value	$ 31.952298	$ 20.578642	$ 34.444623	$ 14.871698	$ 11.103441	$ 16.279601	$ 11.981848	$ 16.407459
Income Advantage:
Units Outstanding	250	121	372	192	5	337	152	451
Unit Value	$ 31.592279	$ 20.346780	$ 34.056575	$ 14.704140	$ 11.075139	$ 16.096185	$ 11.846823	$ 16.253704
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP III - Value Strategies	VIP IV - Telecomm. and Utilities Growth	VIP IV - Technology	VIP IV - Natural Resources	VIP IV - Health Care	VIP IV - Financial Services	VIP IV - Cyclical Industries	VIP IV - Consumer Industries
Assets:
Investments at market value	$ 18,294	$ 2,037	$ 9,924	$ 8,905	$ 7,078	$ 4,069	$ 3,459	$ 720
Receivable from EFILI	0	0	0	0	0	0	0	0
Total Assets	18,294	2,037	9,924	8,905	7,078	4,069	3,459	720
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0	0
Total net assets	$ 18,294	$ 2,037	$ 9,924	$ 8,905	$ 7,078	$ 4,069	$ 3,459	$ 720
Net Assets:
Accumulation reserves	$ 16,979	$ 1,892	$ 9,306	$ 8,661	$ 6,877	$ 3,913	$ 3,378	$ 704
Annuity reserves	1,315	145	618	244	201	156	81	16
Total net assets	$ 18,294	$ 2,037	$ 9,924	$ 8,905	$ 7,078	$ 4,069	$ 3,459	$ 720
Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	1,318	203	1,013	661	660	318	248	64
Unit Value	$ 12.886405	$ 9.342467	$ 9.189125	$ 13.102258	$ 10.415256	$ 12.295551	$ 13.621562	$ 10.927843
Income Advantage:
Units Outstanding	102	15	67	19	20	13	6	2
Unit Value	$ 12.853606	$ 9.278176	$ 9.125878	$ 13.012069	$ 10.343560	$ 12.210948	$ 13.527783	$ 10.852607
	Subaccounts Investing In:
	VIP IV - Real Estate	VIP IV - Strategic Income	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt	UIF - Global Value Equity	UIF - International Magnum	PBHG - Growth II	PBHG - Small Cap
Assets:
Investments at market value	$ 10,652	$ 5,965	$ 14,551	$ 4,923	$ 6,273	$ 4,367	$ 2,917	$ 11,320
Receivable from EFILI	0	0	0	0	0	0	0	0
Total Assets	10,652	5,965	14,551	4,923	6,273	4,367	2,917	11,320
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0	0
Total net assets	$ 10,652	$ 5,965	$ 14,551	$ 4,923	$ 6,273	$ 4,367	$ 2,917	$ 11,320
Net Assets:
Accumulation reserves	$ 9,920	$ 5,752	$ 12,204	$ 4,554	$ 5,468	$ 3,676	$ 2,827	$ 10,039
Annuity reserves	732	213	2,347	369	805	691	90	1,281
Total net assets	$ 10,652	$ 5,965	$ 14,551	$ 4,923	$ 6,273	$ 4,367	$ 2,917	$ 11,320
Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	678	528	907	263	379	329	297	493
Unit Value	$ 14.632411	$ 10.889211	$ 13.454858	$ 17.297218	$ 14.436764	$ 11.173692	$ 9.517426	$ 20.373118
Income Advantage:
Units Outstanding	50	20	175	22	56	62	10	63
Unit Value	$ 14.595167	$ 10.874490	$ 13.303212	$ 17.102454	$ 14.274134	$ 11.047815	$ 9.410056	$ 20.143544
(In thousands, except per unit data)	Subaccounts Investing In:
	PBHG - Select Value	PBHG - Technology & Communications	PBHG - Select 20	SVIF - Mid Cap Growth Fund II	SVIF - Opportunity Fund II	CST - Small Cap Growth	CST - International Focus	CST - Global Post-Venture Capital
Assets:
Investments at market value	$ 4,801	$ 9,739	$ 10,852	$ 7,133	$ 5,735	$ 7,771	$ 1,530	$ 2,157
Receivable from EFILI	0	0	0	0	0	0	0	0
Total Assets	4,801	9,739	10,852	7,133	5,735	7,771	1,530	2,157
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0	0
Total net assets	$ 4,801	$ 9,739	$ 10,852	$ 7,133	$ 5,735	$ 7,771	$ 1,530	$ 2,157
Net Assets:
Accumulation reserves	$ 4,374	$ 9,441	$ 10,197	$ 6,605	$ 5,058	$ 7,297	$ 1,477	$ 1,873
Annuity reserves	427	298	655	528	677	474	53	284
Total net assets	$ 4,801	$ 9,739	$ 10,852	$ 7,133	$ 5,735	$ 7,771	$ 1,530	$ 2,157
Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	274	1,166	670	474	283	614	139	167
Unit Value	$ 15.938475	$ 8.098853	$ 15.218831	$ 13.940820	$ 17.875060	$ 11.883377	$ 10.642070	$ 11.199778
Income Advantage:
Units Outstanding	27	37	43	38	38	40	5	26
Unit Value	$ 15.758902	$ 8.007426	$ 15.047257	$ 13.783623	$ 17.673680	$ 11.749403	$ 10.522147	$ 11.073542

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations

For the year ended December 31, 2004

(In thousands)	Subaccounts Investing In:
	VIP - Money Market	VIP - High Income	VIP - Equity- Income	VIP - Growth	VIP - Overseas	VIP - Overseas, Class R (a)	VIP II - Investment Grade Bond	VIP II - Asset Manager
Income:
Dividends	$ 998	$ 2,300	$ 1,786	$ 274	$ 273	$ 0	$ 3,080	$ 1,835
Expenses:
Mortality and expense risk charges - RR**	602	180	814	701	161	8	441	474
Administrative and other charges - RR**	40	12	54	47	11	1	30	32
Mortality and expense risk charges - IA**	28	27	73	52	8	1	83	40
Administrative and other charges - IA**	10	9	24	17	3	0	28	14
Net investment income (loss)	318	2,072	821	(543)	90	(10)	2,498	1,275
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	0	579	791	(2,220)	166	13	141	(32)
Realized gain distributions	0	0	427	0	0	0	2,215	0
Net realized gain (loss) on investments	0	579	1,218	(2,220)	166	13	2,356	(32)
Unrealized appreciation (depreciation)	0	(374)	10,137	4,570	2,109	412	(2,530)	1,807
Net increase (decrease) in net assets from operations	$ 318	$ 2,277	$ 12,176	$ 1,807	$ 2,365	$ 415	$ 2,324	$ 3,050
	Subaccounts Investing In:
	VIP II - Index 500	VIP II - Asset Manager: Growth	VIP II - Contrafund	VIP III - Balanced	VIP III - Dynamic Capital Appreciation	VIP III - Growth & Income	VIP III - Growth Opportunities	VIP III - Mid Cap
Income:
Dividends	$ 1,058	$ 444	$ 474	$ 334	$ 0	$ 323	$ 75	$ 0
Expenses:
Mortality and expense risk charges - RR**	568	128	1,001	103	12	230	94	371
Administrative and other charges - RR**	38	9	67	7	1	15	6	25
Mortality and expense risk charges - IA**	49	17	75	21	2	37	12	36
Administrative and other charges - IA**	17	6	25	7	0	13	4	12
Net investment income (loss)	386	284	(694)	196	(15)	28	(41)	(444)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	463	(161)	3,393	116	40	(193)	236	1,916
Realized gain distributions	0	0	0	0	0	0	0	0
Net realized gain (loss) on investments	463	(161)	3,393	116	40	(193)	236	1,916
Unrealized appreciation (depreciation)	6,949	813	17,215	375	(84)	1,801	677	10,975
Net increase (decrease) in net assets from operations	$ 7,798	$ 936	$ 19,914	$ 687	$ (59)	$ 1,636	$ 872	$ 12,447
	Subaccounts Investing In:
	VIP III - Value Strategies	VIP IV - Telecomm. and Utilities Growth	VIP IV - Technology	VIP IV - Natural Resources	VIP IV - Health Care	VIP IV - Financial Services	VIP IV - Cyclical Industries	VIP IV - Consumer Industries
Income:
Dividends	$ 0	$ 23	$ 0	$ 42	$ 19	$ 0	$ 10	$ 0
Expenses:
Mortality and expense risk charges - RR**	121	7	85	38	46	28	11	5
Administrative and other charges - RR**	8	0	6	2	3	2	1	0
Mortality and expense risk charges - IA**	7	2	5	2	1	1	0	0
Administrative and other charges - IA**	3	0	1	0	1	0	0	0
Net investment income (loss)	(139)	14	(97)	0	(32)	(31)	(2)	(5)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	224	55	819	398	22	170	97	8
Realized gain distributions	39	0	0	0	0	0	0	0
Net realized gain (loss) on investments	263	55	819	398	22	170	97	8
Unrealized appreciation (depreciation)	1,368	168	(1,318)	678	425	247	293	55
Net increase (decrease) in net assets from operations	$ 1,492	$ 237	$ (596)	$ 1,076	$ 415	$ 386	$ 388	$ 58

** See Note 1

(a) For the period April 30, 2004 (commencement of operations) through December 31, 2004.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2004

(In thousands)	Subaccounts Investing In:
	VIP IV - Real Estate	VIP IV - Strategic Income (a)	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt	UIF - Global Value Equity	UIF - International Magnum	PBHG - Growth II	PBHG - Small Cap
Income:
Dividends	$ 181	$ 129	$ 65	$ 294	$ 63	$ 105	$ 0	$ 0
Expenses:
Mortality and expense risk charges - RR**	39	18	78	33	47	21	23	83
Administrative and other charges - RR**	3	1	5	2	3	2	2	6
Mortality and expense risk charges - IA**	4	2	2	2	4	4	0	10
Administrative and other charges - IA**	1	0	2	1	1	1	1	3
Net investment income (loss)	134	108	(22)	256	8	77	(26)	(102)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	220	25	1,027	218	372	237	(4,259)	(273)
Realized gain distributions	29	5	0	138	0	0	0	0
Net realized gain (loss) on investments	249	30	1,027	356	372	237	(4,259)	(273)
Unrealized appreciation (depreciation)	1,306	256	1,161	(211)	519	258	4,470	1,973
Net increase (decrease) in net assets from operations	$ 1,689	$ 394	$ 2,166	$ 401	$ 899	$ 572	$ 185	$ 1,598
	Subaccounts Investing In:
	PBHG - Select Value	PBHG - Technology & Communications	PBHG - Select 20	SVIF - Mid Cap Growth Fund II	SVIF - Opportunity Fund II	CST - Small Cap Growth	CST - International Focus	CST - Global Post-Venture Capital
Income:
Dividends	$ 110	$ 0	$ 0	$ 0	$ 0	$ 0	$ 14	$ 0
Expenses:
Mortality and expense risk charges - RR**	37	77	87	53	38	65	10	28
Administrative and other charges - RR**	2	5	6	3	4	4	1	2
Mortality and expense risk charges - IA**	4	1	2	4	4	5	1	2
Administrative and other charges - IA**	1	1	2	1	1	1	0	1
Net investment income (loss)	66	(84)	(97)	(61)	(47)	(75)	2	(33)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(961)	(2,472)	(11,780)	(4,804)	(516)	270	(117)	(134)
Realized gain distributions	0	0	0	0	0	0	0	0
Net realized gain (loss) on investments	(961)	(2,472)	(11,780)	(4,804)	(516)	270	(117)	(134)
Unrealized appreciation (depreciation)	989	3,159	12,554	6,091	1,514	347	303	148
Net increase (decrease) in net assets from operations	$ 94	$ 603	$ 677	$ 1,226	$ 951	$ 542	$ 188	$ (19)

** See Note 1

(a) For the period April 30, 2004 (commencement of operations) through December 31, 2004.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets

For the years ended December 31, 2004 and 2003

(In thousands)	Subaccounts Investing In:
	VIP - Money Market		VIP - High Income		VIP - Equity-Income		VIP - Growth
	12/31/04	12/31/03	12/31/04	12/31/03	12/31/04	12/31/03	12/31/04	12/31/03
Operations:
Net investment income (loss)	$ 318	$ 215	$ 2,072	$ 1,331	$ 821	$ 926	$ (543)	$ (503)
Net realized gain (loss) on investments	0	0	579	1,606	1,218	(365)	(2,220)	(939)
Unrealized appreciation (depreciation)	0	0	(374)	2,899	10,137	24,358	4,570	26,598
Net increase (decrease) in net assets from operations	318	215	2,277	5,836	12,176	24,919	1,807	25,156
Contract Transactions:
Payments received from contract owners	13,701	20,275	1,524	1,660	2,250	1,771	1,053	1,738
Transfers between sub-accounts and the fixed account, net	(6,176)	(29,951)	(1,769)	3,028	5,495	5,825	(10,585)	6,043
Contract benefits	(953)	(810)	(444)	(289)	(1,492)	(1,244)	(1,018)	(811)
Contract terminations	(20,920)	(32,229)	(1,296)	(1,746)	(5,299)	(6,345)	(5,631)	(4,036)
Contract maintenance charges	(13)	(19)	(5)	(4)	(22)	(20)	(25)	(26)
Other transfers (to) from EFILI, net	119	(45)	(3)	2	23	(172)	16	33
Net increase (decrease) in net assets from contract transactions	(14,242)	(42,779)	(1,993)	2,651	955	(185)	(16,190)	2,941
Total increase (decrease) in net assets	(13,924)	(42,564)	284	8,487	13,131	24,734	(14,383)	28,097
Net Assets:
Beginning of period	89,311	131,875	28,461	19,974	113,614	88,880	108,162	80,065
End of period	$ 75,387	$ 89,311	$ 28,745	$ 28,461	$ 126,745	$ 113,614	$ 93,779	$ 108,162
	Subaccounts Investing In:
	VIP - Overseas		VIP - Overseas, Class R (a)	VIP II - Investment Grade Bond		VIP II - Asset Manager
	12/31/04	12/31/03	12/31/04	12/31/04	12/31/03	12/31/04	12/31/03
Operations:
Net investment income (loss)	$ 90	$ (2)	$ (10)	$ 2,498	$ 3,263	$ 1,275	$ 1,739
Net realized gain (loss) on investments	166	(469)	13	2,356	3,283	(32)	209
Unrealized appreciation (depreciation)	2,109	6,079	412	(2,530)	(2,789)	1,807	8,110
Net increase (decrease) in net assets from operations	2,365	5,608	415	2,324	3,757	3,050	10,058
Contract Transactions:
Payments received from contract owners	253	410	274	2,528	5,217	656	1,126
Transfers between sub-accounts and the fixed account, net	(1,645)	3,752	3,653	(9,340)	(22,018)	819	888
Contract benefits	(154)	(177)	(10)	(1,033)	(1,308)	(1,070)	(887)
Contract terminations	(822)	(909)	(99)	(4,143)	(5,734)	(2,655)	(3,205)
Contract maintenance charges	(5)	(4)	(1)	(15)	(23)	(12)	(13)
Other transfers (to) from EFILI, net	1	(1)	1	(18)	13	36	19
Net increase (decrease) in net assets from contract transactions	(2,372)	3,071	3,818	(12,021)	(23,853)	(2,226)	(2,072)
Total increase (decrease) in net assets	(7)	8,679	4,233	(9,697)	(20,096)	824	7,986
Net Assets:
Beginning of period	22,060	13,381	0	77,712	97,808	68,379	60,393
End of period	$ 22,053	$ 22,060	$ 4,233	$ 68,015	$ 77,712	$ 69,203	$ 68,379

(a) For the period April 30, 2004 (commencement of operations) through December 31, 2004.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2004 and 2003

(In thousands)	Subaccounts Investing In:
	VIP II - Index 500		VIP II - Asset Manager: Growth		VIP II - Contrafund		VIP III - Balanced
	12/31/04	12/31/03	12/31/04	12/31/03	12/31/04	12/31/03	12/31/04	12/31/03
Operations:
Net investment income (loss)	$ 386	$ 419	$ 284	$ 374	$ (694)	$ (412)	$ 196	$ 265
Net realized gain (loss) on investments	463	78	(161)	(177)	3,393	1,657	116	82
Unrealized appreciation (depreciation)	6,949	16,315	813	3,354	17,215	27,724	375	1,704
Net increase (decrease) in net assets from operations	7,798	16,812	936	3,551	19,914	28,969	687	2,051
Contract Transactions:
Payments received from contract owners	2,129	2,162	412	322	2,272	1,470	956	1,266
Transfers between sub-accounts and the fixed account, net	3,206	3,085	(153)	92	10,595	2,037	12	521
Contract benefits	(962)	(654)	(229)	(247)	(1,512)	(1,423)	(288)	(341)
Contract terminations	(3,772)	(2,801)	(1,081)	(1,208)	(6,587)	(6,115)	(731)	(478)
Contract maintenance charges	(19)	(18)	(6)	(5)	(33)	(31)	(3)	(3)
Other transfers (to) from EFILI, net	(13)	23	14	1	66	4	13	2
Net increase (decrease) in net assets from contract transactions	569	1,797	(1,043)	(1,045)	4,801	(4,058)	(41)	967
Total increase (decrease) in net assets	8,367	18,609	(107)	2,506	24,715	24,911	646	3,018
Net Assets:
Beginning of period	80,396	61,787	19,419	16,913	136,025	111,114	15,910	12,892
End of period	$ 88,763	$ 80,396	$ 19,312	$ 19,419	$ 160,740	$ 136,025	$ 16,556	$ 15,910
	Subaccounts Investing In:
	VIP III - Dynamic Capital Appreciation		VIP III - Growth & Income		VIP III - Growth Opportunities		VIP III - Mid Cap
	12/31/04	12/31/03 (b)	12/31/04	12/31/03	12/31/04	12/31/03	12/31/04	12/31/03
Operations:
Net investment income (loss)	$ (15)	$ (2)	$ 28	$ 94	$ (41)	$ (12)	$ (444)	$ (135)
Net realized gain (loss) on investments	40	8	(193)	258	236	134	1,916	(174)
Unrealized appreciation (depreciation)	(84)	48	1,801	6,710	677	2,709	10,975	11,660
Net increase (decrease) in net assets from operations	(59)	54	1,636	7,062	872	2,831	12,447	11,351
Contract Transactions:
Payments received from contract owners	320	43	471	1,146	362	286	1,590	831
Transfers between sub-accounts and the fixed account, net	423	1,049	(3,435)	1,526	376	2,414	12,272	2,011
Contract benefits	(14)	(4)	(536)	(654)	(186)	(210)	(695)	(448)
Contract terminations	(80)	(4)	(1,465)	(1,080)	(619)	(512)	(2,582)	(2,108)
Contract maintenance charges	(1)	0	(8)	(8)	(3)	(2)	(12)	(10)
Other transfers (to) from EFILI, net	3	1	24	30	8	(2)	(11)	11
Net increase (decrease) in net assets from contract transactions	651	1,085	(4,949)	960	(62)	1,974	10,562	287
Total increase (decrease) in net assets	592	1,139	(3,313)	8,022	810	4,805	23,009	11,638
Net Assets:
Beginning of period	1,139	0	37,944	29,922	13,902	9,097	45,297	33,659
End of period	$ 1,731	$ 1,139	$ 34,631	$ 37,944	$ 14,712	$ 13,902	$ 68,306	$ 45,297

(b) For the period September 26, 2003 (commencement of operations) through December 31, 2003.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2004 and 2003

(In thousands)	Subaccounts Investing In:
	VIP III - Value Strategies		VIP IV - Telecomm. and Utilities Growth		VIP IV - Technology		VIP IV - Natural Resources
	12/31/04	12/31/03 (b)	12/31/04	12/31/03	12/31/04	12/31/03	12/31/04	12/31/03
Operations:
Net investment income (loss)	$ (139)	$ (9)	$ 14	$ 1	$ (97)	$ (55)	$ 0	$ (2)
Net realized gain (loss) on investments	263	96	55	20	819	661	398	(11)
Unrealized appreciation (depreciation)	1,368	151	168	68	(1,318)	2,142	678	345
Net increase (decrease) in net assets from operations	1,492	238	237	89	(596)	2,748	1,076	332
Contract Transactions:
Payments received from contract owners	980	179	21	37	307	337	383	66
Transfers between sub-accounts and the fixed account, net	7,308	8,960	1,382	28	(1,654)	7,350	5,415	644
Contract benefits	(93)	(6)	(9)	(3)	(55)	(25)	(11)	(9)
Contract terminations	(768)	(3)	(54)	(26)	(685)	(354)	(88)	(22)
Contract maintenance charges	(4)	0	(2)	(1)	(11)	(9)	(7)	(2)
Other transfers (to) from EFILI, net	7	4	1	1	2	1	3	0
Net increase (decrease) in net assets from contract transactions	7,430	9,134	1,339	36	(2,096)	7,300	5,695	677
Total increase (decrease) in net assets	8,922	9,372	1,576	125	(2,692)	10,048	6,771	1,009
Net Assets:
Beginning of period	9,372	0	461	336	12,616	2,568	2,134	1,125
End of period	$ 18,294	$ 9,372	$ 2,037	$ 461	$ 9,924	$ 12,616	$ 8,905	$ 2,134
	Subaccounts Investing In:
	VIP IV - Health Care		VIP IV - Financial Services		VIP IV - Cyclical Industries		VIP IV - Consumer Industries
	12/31/04	12/31/03	12/31/04	12/31/03	12/31/04	12/31/03	12/31/04	12/31/03
Operations:
Net investment income (loss)	$ (32)	$ (35)	$ (31)	$ 11	$ (2)	$ (1)	$ (5)	$ (5)
Net realized gain (loss) on investments	22	(31)	170	25	97	9	8	(22)
Unrealized appreciation (depreciation)	425	648	247	711	293	141	55	155
Net increase (decrease) in net assets from operations	415	582	386	747	388	149	58	128
Contract Transactions:
Payments received from contract owners	239	421	74	166	72	8	30	59
Transfers between sub-accounts and the fixed account, net	2,212	199	309	196	1,898	737	42	(163)
Contract benefits	(156)	(24)	(82)	(23)	(3)	(1)	(2)	(2)
Contract terminations	(519)	(215)	(177)	(63)	(51)	(12)	(35)	(20)
Contract maintenance charges	(4)	(3)	(3)	(3)	(5)	(2)	0	(1)
Other transfers (to) from EFILI, net	0	1	(1)	4	(1)	0	0	(1)
Net increase (decrease) in net assets from contract transactions	1,772	379	120	277	1,910	730	35	(128)
Total increase (decrease) in net assets	2,187	961	506	1,024	2,298	879	93	0
Net Assets:
Beginning of period	4,891	3,930	3,563	2,539	1,161	282	627	627
End of period	$ 7,078	$ 4,891	$ 4,069	$ 3,563	$ 3,459	$ 1,161	$ 720	$ 627

(b) For the period September 26, 2003 (commencement of operations) through December 31, 2003.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2004 and 2003

(In thousands)	Subaccounts Investing In:
	VIP IV - Real Estate		VIP IV - Strategic Income (a)	UIF - Emerging Markets Equity		UIF - Emerging Markets Debt
	12/31/04	12/31/03 (b)	12/31/04	12/31/04	12/31/03	12/31/04	12/31/03
Operations:
Net investment income (loss)	$ 134	$ 19	$ 108	$ (22)	$ (36)	$ 256	$ (37)
Net realized gain (loss) on investments	249	17	30	1,027	(52)	356	619
Unrealized appreciation (depreciation)	1,306	54	256	1,161	2,081	(211)	429
Net increase (decrease) in net assets from operations	1,689	90	394	2,166	1,993	401	1,011
Contract Transactions:
Payments received from contract owners	828	175	857	3,470	113	255	82
Transfers between sub-accounts and the fixed account, net	6,333	1,770	4,865	(504)	6,172	(385)	1,765
Contract benefits	(36)	(2)	(9)	(90)	(16)	(19)	(23)
Contract terminations	(202)	0	(144)	(1,973)	(122)	(335)	(85)
Contract maintenance charges	(1)	0	0	(2)	(1)	(1)	(1)
Other transfers (to) from EFILI, net	7	1	2	(28)	5	(2)	2
Net increase (decrease) in net assets from contract transactions	6,929	1,944	5,571	873	6,151	(487)	1,740
Total increase (decrease) in net assets	8,618	2,034	5,965	3,039	8,144	(86)	2,751
Net Assets:
Beginning of period	2,034	0	0	11,512	3,368	5,009	2,258
End of period	$ 10,652	$ 2,034	$ 5,965	$ 14,551	$ 11,512	$ 4,923	$ 5,009
	Subaccounts Investing In:
	UIF - Global Value Equity		UIF - International Magnum		PBHG - Growth II		PBHG - Small Cap
	12/31/04	12/31/03	12/31/04	12/31/03	12/31/04	12/31/03	12/31/04	12/31/03
Operations:
Net investment income (loss)	$ 8	$ (29)	$ 77	$ (15)	$ (26)	$ (43)	$ (102)	$ (146)
Net realized gain (loss) on investments	372	56	237	197	(4,259)	(2,898)	(273)	(1,379)
Unrealized appreciation (depreciation)	519	895	258	439	4,470	4,093	1,973	7,201
Net increase (decrease) in net assets from operations	899	922	572	621	185	1,152	1,598	5,676
Contract Transactions:
Payments received from contract owners	171	172	172	216	0	13	6	634
Transfers between sub-accounts and the fixed account, net	1,252	22	980	290	(2,034)	(1,056)	(7,124)	(5,208)
Contract benefits	(56)	(42)	(60)	(26)	(13)	(46)	(242)	(236)
Contract terminations	(260)	(166)	(319)	(117)	(113)	(209)	(727)	(978)
Contract maintenance charges	(1)	(1)	0	0	(2)	(2)	(3)	(5)
Other transfers (to) from EFILI, net	(4)	0	0	0	(1)	(2)	1	23
Net increase (decrease) in net assets from contract transactions	1,102	(15)	773	363	(2,163)	(1,302)	(8,089)	(5,770)
Total increase (decrease) in net assets	2,001	907	1,345	984	(1,978)	(150)	(6,491)	(94)
Net Assets:
Beginning of period	4,272	3,365	3,022	2,038	4,895	5,045	17,811	17,905
End of period	$ 6,273	$ 4,272	$ 4,367	$ 3,022	$ 2,917	$ 4,895	$ 11,320	$ 17,811

(a) For the period April 30, 2004 (commencement of operations) through December 31, 2004.

(b) For the period September 26, 2003 (commencement of operations) through December 31, 2003.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2004 and 2003

(In thousands)	Subaccounts Investing In:
	PBHG - Select Value		PBHG - Technology & Communications		PBHG - Select 20		SVIF - Mid Cap Growth Fund II
	12/31/04	12/31/03	12/31/04	12/31/03	12/31/04	12/31/03	12/31/04	12/31/03
Operations:
Net investment income (loss)	$ 66	$ 153	$ (84)	$ (122)	$ (97)	$ (140)	$ (61)	$ (83)
Net realized gain (loss) on investments	(961)	(1,718)	(2,472)	(693)	(11,780)	(1,858)	(4,804)	(98)
Unrealized appreciation (depreciation)	989	2,935	3,159	5,972	12,554	6,865	6,091	3,001
Net increase (decrease) in net assets from operations	94	1,370	603	5,157	677	4,867	1,226	2,820
Contract Transactions:
Payments received from contract owners	1	143	2	144	1	86	2	238
Transfers between sub-accounts and the fixed account, net	(2,889)	(5,995)	(5,455)	(2,050)	(4,543)	(3,563)	(3,846)	(41)
Contract benefits	(159)	(171)	(97)	(85)	(193)	(99)	(50)	(68)
Contract terminations	(231)	(183)	(398)	(419)	(696)	(427)	(469)	(482)
Contract maintenance charges	(1)	(2)	(8)	(9)	(4)	(5)	(2)	(3)
Other transfers (to) from EFILI, net	1	(2)	(1)	4	0	7	0	0
Net increase (decrease) in net assets from contract transactions	(3,278)	(6,210)	(5,957)	(2,415)	(5,435)	(4,001)	(4,365)	(356)
Total increase (decrease) in net assets	(3,184)	(4,840)	(5,354)	2,742	(4,758)	866	(3,139)	2,464
Net Assets:
Beginning of period	7,985	12,825	15,093	12,351	15,610	14,744	10,272	7,808
End of period	$ 4,801	$ 7,985	$ 9,739	$ 15,093	$ 10,852	$ 15,610	$ 7,133	$ 10,272
	Subaccounts Investing In:
	SVIF - Opportunity Fund II		CST - Small Cap Growth		CST - International Focus		CST - Global Post-Venture Capital
	12/31/04	12/31/03	12/31/04	12/31/03	12/31/04	12/31/03	12/31/04	12/31/03
Operations:
Net investment income (loss)	$ (47)	$ (57)	$ (75)	$ (41)	$ 2	$ (4)	$ (33)	$ (11)
Net realized gain (loss) on investments	(516)	(512)	270	(259)	(117)	(8)	(134)	(66)
Unrealized appreciation (depreciation)	1,514	2,839	347	2,140	303	363	148	577
Net increase (decrease) in net assets from operations	951	2,270	542	1,840	188	351	(19)	500
Contract Transactions:
Payments received from contract owners	3	151	437	221	41	83	109	15
Transfers between sub-accounts and the fixed account, net	(2,433)	(1,979)	(1,936)	4,206	97	(1)	(2,283)	4,154
Contract benefits	(111)	(90)	(59)	(68)	(3)	(4)	(23)	(13)
Contract terminations	(101)	(308)	(442)	(191)	(228)	(50)	(1,050)	(46)
Contract maintenance charges	(2)	(2)	(2)	(1)	0	0	(1)	0
Other transfers (to) from EFILI, net	0	2	3	6	0	(1)	3	0
Net increase (decrease) in net assets from contract transactions	(2,644)	(2,226)	(1,999)	4,173	(93)	27	(3,245)	4,110
Total increase (decrease) in net assets	(1,693)	44	(1,457)	6,013	95	378	(3,264)	4,610
Net Assets:
Beginning of period	7,428	7,384	9,228	3,215	1,435	1,057	5,421	811
End of period	$ 5,735	$ 7,428	$ 7,771	$ 9,228	$ 1,530	$ 1,435	$ 2,157	$ 5,421

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A
of Empire Fidelity Investments Life Insurance Company

1. Organization

Empire Fidelity Investments Variable Annuity Account A (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Empire Fidelity Investments Life Insurance Company (EFILI), a wholly-owned subsidiary of Fidelity Investments Life Insurance Company which is a wholly-owned subsidiary of FMR Corp, on July 15, 1991 and exists in accordance with the regulations of the State of New York Insurance Department. The Account is a funding vehicle for individual Retirement Reserves (RR) and Income Advantage (IA) variable annuity contracts. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from other assets and liabilities of EFILI. The Account cannot be charged with liabilities arising out of any other business of EFILI.

During 2003, a contractholder could allocate funds into subaccounts that invest in certain portfolios of the following mutual funds: Fidelity Variable Insurance Products Fund (VIP), Fidelity Variable Insurance Products Fund II (VIP II), Fidelity Variable Insurance Products Fund III (VIP III), Fidelity Variable Insurance Products Fund IV (VIP IV), The Universal Institutional Funds (UIF), PBHG Insurance Series Funds (PBHG), Strong Variable Insurance Funds (SVIF) and Credit Suisse Trust (CST). Effective January 9, 2004, EFILI closed the Strong Variable Insurance Funds and the PBHG Insurance Series Funds investment options to new money. In addition, a contract-holder may also allocate funds to the Fixed Account, which is part of EFILI's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 and EFILI's general account has not been registered as an investment company under the Investment Company Act of 1940.

Effective April 30, 2004, EFILI added two new subaccounts to the account: VIP - Overseas, Class R and VIP IV - Strategic Income.

Effective September 26, 2003, EFILI added three new subaccounts to the Account: VIP III - Dynamic Capital Appreciation, VIP III - Value Strategies, and VIP IV - Real Estate.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America.

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Reserves

Annuity and accumulation reserves are computed for contracts based on the 1983 Basic, 1983a Individual Annuitant and the Annuity 2000 Mortality Tables. The assumed investment return is elected by the annuitant and may vary from 3.5% to 7%, as regulated by the laws of the State of New York. The mortality risk is fully borne by EFILI and may result in additional amounts being transferred into the Account by EFILI.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of EFILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the "Code").

Under the current provisions of the Code, EFILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. EFILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by EFILI. As such, no charge is being made currently to the Account for federal income taxes. EFILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Federal Income Taxes - continued

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. EFILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the statements of assets and liabilities and the statements of operations and of changes in net assets in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Receivable from/Payable to EFILI

Receivable from/payable to EFILI represents adjustments for contract guarantees which are the responsibility of EFILI.

New Accounting Pronouncement

Statement of Position (SOP) 03-5, "Financial Highlights of Separate Accounts: An Amendment to the Audit and Accounting Guide Audits of Investment Companies," was effective for fiscal years ending after December 15, 2003. The adoption of the new requirements of the SOP did not have a material impact on the results of operations or financial position of the Account, but resulted in additional disclosures in the footnotes to the financial statements.

3. Expenses and Related Party Tranactions

EFILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account equivalent to an effective annual rate of 0.75% for the assumption of mortality and expense risks. EFILI deducts a daily administrative charge, through a reduction in unit values, from the net assets of the Account equivalent to an effective annual rate of 0.25% for Income Advantage contracts and 0.05% for Retirement Reserves contracts. EFILI also deducts an annual maintenance charge, through the redemption of units, of $30 from the Retirement Reserves contract value. The maintenance charge, which is recorded as a contract transaction in the accompanying statement of changes in net assets, is waived on certain contracts.

EFILI previously offered Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, EFILI continues to deduct a quarterly charge, through the redemption of units, of 0.05% of the contract value on the date of the quarterly charge. There will be no charges made once annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying statement of changes in net assets.

Excluding VIP Real Estate, each of the portfolios of VIP IV imposes a 1.0% redemption fee for interests held for less than 60 days, deducted through the redemption of units. EFILI collects these fees on behalf of these VIP IV portfolios, but the fees are retained by the portfolios, not by EFILI, and are part of the portfolios' assets. The redemption fee is recorded as a contract transaction in the accompanying statement of changes in net assets.

The disclosures above include charges currently assessed to the policyholder. There are certain other additional charges, such as exchange charges and other taxes which may be assessed in accordance with the terms of the contract in future periods.

The contracts are distributed through Fidelity Brokerage Services LLC (FBS), Fidelity Insurance Agency, Inc. (FIA), and Fidelity Investments Institutional Services Company, Inc. (FIIS), all of which are affiliated with FMR Corp. FBS, FIA, and FIIS are the distributors and FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc., an affiliate of FMR Corp., is the transfer and shareholder servicing agent for the VIP, VIP II, VIP III and VIP IV portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, an affiliate of FMR Corp., in its capacity as advisor to the VIP, VIP II, VIP III and VIP IV mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2004 were 0.10% to 0.72% depending on the fund.

Annual Report

Notes to Financial Statements - continued

4. Purchases and Sales of Investments

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended December 31, 2004:

	Purchases (000s)	Sales (000s)
VIP - Money Market	$ 53,492	$ 67,415
VIP - High Income	12,791	12,713
VIP - Equity-Income	12,002	9,799
VIP - Growth	7,684	24,418
VIP - Overseas	3,907	6,189
VIP - Overseas, Class R (a)	3,937	129
VIP II - Investment Grade Bond	11,822	19,129
VIP II - Asset Manager	6,506	7,457
VIP II - Index 500	11,754	10,801
VIP II - Asset Manager: Growth	2,432	3,192
VIP II - Contrafund	16,492	12,386
VIP III - Balanced	4,171	4,016
VIP III - Dynamic Capital Appreciation	2,288	1,652
VIP III - Growth & Income	1,948	6,869
VIP III - Growth Opportunities	3,378	3,482
VIP III - Mid Cap	18,022	7,904
VIP III - Value Strategies	13,108	5,779
VIP IV - Telecomm. & Utilities Growth	1,753	399
VIP IV - Technology	5,845	8,039
VIP IV - Natural Resources	8,378	2,683
VIP IV - Health Care	4,364	2,623
VIP IV - Financial Services	1,448	1,358
VIP IV - Cyclical Industries	3,104	1,196
VIP IV - Consumer Industries	315	285
VIP IV - Real Estate	10,044	2,952
VIP IV - Strategic Income (a)	6,118	434
UIF - Emerging Markets Equity	21,432	20,582
UIF - Emerging Markets Debt	3,012	3,104
UIF - Global Value Equity	6,980	5,870
UIF - International Magnum	5,954	5,104
PBHG - Growth II	11	2,201
PBHG - Small Cap	4	8,196
PBHG - Select Value	111	3,324
PBHG - Technology & Communications	34	6,075
PBHG - Select 20	5	5,537
SVIF - Mid Cap Growth Fund II	1	4,426
SVIF - Opportunity Fund II	2	2,694
CST - Small Cap Growth	3,068	5,142
CST - International Focus	3,689	3,780
CST - Global Post-Venture Capital	5,331	8,609

(a) For the period April 30, 2004 (commencement of operations) through December 31, 2004.

Annual Report

Notes to Financial Statements - continued

4. Purchases and Sales of Investments - continued

The following table shows the number of shares owned, aggregate cost, and net asset value per share of each portfolio at December 31, 2004:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Money Market	75,387	$ 75,387	$ 1.00
VIP - High Income	4,106	37,026	7.00
VIP - Equity-Income	4,996	117,308	25.37
VIP - Growth	2,930	134,359	32.01
VIP - Overseas	1,259	27,730	17.52
VIP - Overseas, Class R	242	3,821	17.49
VIP II - Investment Grade Bond	5,133	68,139	13.25
VIP II - Asset Manager	4,660	75,312	14.85
VIP II - Index 500	644	92,317	137.75
VIP II - Asset Manager: Growth	1,511	24,287	12.78
VIP II - Contrafund	6,038	137,628	26.62
VIP III - Balanced	1,154	17,090	14.35
VIP III - Dynamic Capital Appreciation	241	1,767	7.19
VIP III - Growth & Income	2,490	39,349	13.91
VIP III - Growth Opportunities	916	18,305	16.07
VIP III - Mid Cap	2,263	49,820	30.18
VIP III - Value Strategies	1,295	16,774	14.13
VIP IV - Telecomm. & Utilities Growth	223	1,936	9.14
VIP IV - Technology	1,059	10,099	9.37
VIP IV - Natural Resources	654	8,106	13.62
VIP IV - Health Care	667	6,843	10.61
VIP IV - Financial Services	334	3,529	12.19
VIP IV - Cyclical Industries	250	3,095	13.81
VIP IV - Consumer Industries	65	666	11.12
VIP IV - Real Estate	610	9,293	17.46
VIP IV - Strategic Income	562	5,709	10.61
UIF - Emerging Markets Equity	1,317	15,269	11.05
UIF - Emerging Markets Debt	554	4,889	8.89
UIF - Global Value Equity	439	5,811	14.30
UIF - International Magnum	387	4,213	11.29
PBHG - Growth II	278	8,969	10.48
PBHG - Small Cap	557	10,423	20.32
PBHG - Select Value	345	6,242	13.91
PBHG - Technology & Communications	4,198	169,755	2.32
PBHG - Select 20	1,190	42,594	9.12
SVIF - Mid Cap Growth Fund II	436	15,609	16.36
SVIF - Opportunity Fund II	255	6,747	22.45
CST - Small Cap Growth	508	12,577	15.30
CST - International Focus	152	2,411	10.05
CST - Global Post-Venture Capital	193	3,265	11.15

Annual Report

Notes to Financial Statements - continued

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2004 and 2003 were as follows:

	Retirement Reserves		Income Advantage
(In thousands)	2004	2003	2004	2003
VIP - Money Market
Units Issued	538	742	202	386
Units Transferred	(24)	(1,192)	(244)	(403)
Units Redeemed	(1,179)	(1,745)	(34)	(16)
Net Increase (Decrease)	(665)	(2,195)	(76)	(33)
VIP - High Income
Units Issued	57	71	0	0
Units Transferred	(73)	71	5	73
Units Redeemed	(54)	(73)	(13)	(15)
Net Increase (Decrease)	(70)	69	(8)	58
VIP - Equity-Income
Units Issued	44	42	0	0
Units Transferred	90	105	20	16
Units Redeemed	(115)	(161)	(20)	(28)
Net Increase (Decrease)	19	(14)	0	(12)
VIP - Growth
Units Issued	20	38	0	0
Units Transferred	(210)	94	2	26
Units Redeemed	(109)	(95)	(17)	(13)
Net Increase (Decrease)	(299)	37	(15)	13
VIP - Overseas
Units Issued	9	19	0	0
Units Transferred	(61)	130	(5)	21
Units Redeemed	(34)	(52)	(4)	(3)
Net Increase (Decrease)	(86)	97	(9)	18
VIP - Overseas, Class R (a)
Units Issued	27		0
Units Transferred	326		38
Units Redeemed	(9)		(1)
Net Increase (Decrease)	344		37
VIP II - Investment Grade Bond
Units Issued	94	198	0	0
Units Transferred	(348)	(835)	1	4
Units Redeemed	(155)	(209)	(39)	(62)
Net Increase (Decrease)	(409)	(846)	(38)	(58)
VIP II - Asset Manager
Units Issued	22	41	0	0
Units Transferred	23	14	2	19
Units Redeemed	(98)	(130)	(24)	(20)
Net Increase (Decrease)	(53)	(75)	(22)	(1)

(a) For the period April 30, 2004 (commencement of operations) through December 31, 2004.

Annual Report

Notes to Financial Statements - continued

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage
(In thousands)	2004	2003	2004	2003
VIP II - Index 500
Units Issued	73	85	3	0
Units Transferred	75	94	31	24
Units Redeemed	(130)	(122)	(35)	(22)
Net Increase (Decrease)	18	57	(1)	2
VIP II - Asset Manager: Growth
Units Issued	21	18	0	0
Units Transferred	(14)	(10)	6	10
Units Redeemed	(52)	(67)	(14)	(16)
Net Increase (Decrease)	(45)	(59)	(8)	(6)
VIP II - Contrafund
Units Issued	75	63	0	0
Units Transferred	297	31	36	30
Units Redeemed	(229)	(276)	(36)	(32)
Net Increase (Decrease)	143	(182)	0	(2)
VIP III - Balanced
Units Issued	66	95	0	0
Units Transferred	(16)	126	15	(93)
Units Redeemed	(51)	(39)	(20)	(29)
Net Increase (Decrease)	(1)	182	(5)	(122)
VIP III - Dynamic Capital Appreciation (b)
Units Issued	28	4	0	0
Units Transferred	49	75	(16)	24
Units Redeemed	(4)	0	(4)	0
Net Increase (Decrease)	73	79	(20)	24
VIP III - Growth & Income
Units Issued	31	83	0	0
Units Transferred	(214)	79	(5)	46
Units Redeemed	(92)	(84)	(38)	(46)
Net Increase (Decrease)	(275)	78	(43)	0
VIP III - Growth Opportunities
Units Issued	32	28	0	0
Units Transferred	10	206	25	36
Units Redeemed	(58)	(58)	(14)	(18)
Net Increase (Decrease)	(16)	176	11	18
VIP III - Mid Cap
Units Issued	116	75	0	0
Units Transferred	775	99	127	0
Units Redeemed	(239)	(203)	(37)	(45)
Net Increase (Decrease)	652	(29)	(90)	(45)

(b) For the period September 26, 2003 (commencement of operations) through December 31, 2003.

Annual Report

Notes to Financial Statements - continued

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage
(In thousands)	2004	2003	2004	2003
VIP III - Value Strategies (b)
Units Issued	81	16	0	0
Units Transferred	543	745	49	62
Units Redeemed	(67)	0	(9)	0
Net Increase (Decrease)	557	761	40	62
VIP IV - Telecomm. and Utilities Growth
Units Issued	3	6	0	0
Units Transferred	151	(1)	11	4
Units Redeemed	(6)	(4)	(2)	0
Net Increase (Decrease)	148	1	9	4
VIP IV - Technology
Units Issued	33	44	0	0
Units Transferred	(249)	883	11	48
Units Redeemed	(69)	(44)	(14)	(3)
Net Increase (Decrease)	(285)	883	(3)	45
VIP IV - Natural Resources
Units Issued	34	8	0	0
Units Transferred	440	61	15	(2)
Units Redeemed	(8)	(3)	(1)	(1)
Net Increase (Decrease)	466	66	14	(3)
VIP IV - Health Care
Units Issued	24	47	0	0
Units Transferred	215	12	3	6
Units Redeemed	(66)	(23)	(4)	(4)
Net Increase (Decrease)	173	36	(1)	2
VIP IV - Financial Services
Units Issued	7	18	0	0
Units Transferred	24	18	2	(2)
Units Redeemed	(22)	(11)	(1)	1
Net Increase (Decrease)	9	25	1	(1)
VIP IV - Cyclical Industries
Units Issued	6	1	0	0
Units Transferred	143	67	4	3
Units Redeemed	(3)	(1)	(1)	0
Net Increase (Decrease)	146	67	3	3
VIP IV - Consumer Industries
Units Issued	3	6	0	0
Units Transferred	4	(15)	0	(4)
Units Redeemed	(3)	(2)	0	0
Net Increase (Decrease)	4	(11)	0	(4)

(b) For the period September 26, 2003 (commencement of operations) through December 31, 2003.

Annual Report

Notes to Financial Statements - continued

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage
(In thousands)	2004	2003	2004	2003
VIP IV - Real Estate (b)
Units Issued	71	17	0	0
Units Transferred	464	143	29	25
Units Redeemed	(17)	0	(4)	0
Net Increase (Decrease)	518	160	25	25
VIP IV - Strategic Income (a)
Units Issued	82		0
Units Transferred	460		21
Units Redeemed	(14)		(1)
Net Increase (Decrease)	528		20
UIF - Emerging Markets Equity
Units Issued	295	13	0	0
Units Transferred	(503)	569	140	26
Units Redeemed	109	(15)	(4)	(2)
Net Increase (Decrease)	(99)	567	136	24
UIF - Emerging Markets Debt
Units Issued	16	6	0	0
Units Transferred	(34)	129	10	8
Units Redeemed	(22)	(6)	(1)	(2)
Net Increase (Decrease)	(40)	129	9	6
UIF - Global Value Equity
Units Issued	13	17	0	0
Units Transferred	218	3	10	(3)
Units Redeemed	(135)	(15)	(5)	(4)
Net Increase (Decrease)	96	5	5	(7)
UIF - International Magnum
Units Issued	17	26	0	0
Units Transferred	82	9	17	30
Units Redeemed	(34)	(14)	(6)	(5)
Net Increase (Decrease)	65	21	11	25
PBHG - Growth II
Units Issued	0	2	0	0
Units Transferred	(215)	(133)	(8)	7
Units Redeemed	(8)	(29)	(6)	(2)
Net Increase (Decrease)	(223)	(160)	(14)	5
PBHG - Small Cap
Units Issued	0	45	0	0
Units Transferred	(377)	(335)	(20)	(11)
Units Redeemed	(42)	(80)	(13)	(9)
Net Increase (Decrease)	(419)	(370)	(33)	(20)

(a) For the period April 30, 2004 (commencement of operations) through December 31, 2004.

(b) For the period September 26, 2003 (commencement of operations) through December 31, 2003.

Annual Report

Notes to Financial Statements - continued

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage
(In thousands)	2004	2003	2004	2003
PBHG - Select Value
Units Issued	0	11	0	0
Units Transferred	(171)	(383)	(14)	(54)
Units Redeemed	(21)	(17)	(5)	(9)
Net Increase (Decrease)	(192)	(389)	(19)	(63)
PBHG - Technology & Communications
Units Issued	0	24	0	0
Units Transferred	(684)	(305)	(15)	8
Units Redeemed	(54)	(76)	(12)	(4)
Net Increase (Decrease)	(738)	(357)	(27)	4
PBHG - Select 20
Units Issued	0	7	0	0
Units Transferred	(305)	(224)	(7)	(7)
Units Redeemed	(57)	(36)	(6)	(7)
Net Increase (Decrease)	(362)	(253)	(13)	(14)
SVIF - Mid Cap Growth Fund II
Units Issued	0	22	0	0
Units Transferred	(298)	17	(18)	3
Units Redeemed	(35)	(48)	(8)	(5)
Net Increase (Decrease)	(333)	(9)	(26)	(2)
SVIF - Opportunity Fund II
Units Issued	0	12	0	0
Units Transferred	(139)	(141)	(13)	(11)
Units Redeemed	(9)	(23)	(6)	(8)
Net Increase (Decrease)	(148)	(152)	(19)	(19)
CST - Small Cap Growth
Units Issued	39	25	0	0
Units Transferred	(178)	388	(15)	37
Units Redeemed	(34)	(32)	(13)	(2)
Net Increase (Decrease)	(173)	381	(28)	35
CST - International Focus
Units Issued	4	10	0	0
Units Transferred	11	1	1	0
Units Redeemed	(25)	(7)	0	0
Net Increase (Decrease)	(10)	4	1	0
CST - Global Post-Venture Capital
Units Issued	11	2	0	0
Units Transferred	(279)	429	3	19
Units Redeemed	(101)	(6)	(8)	(1)
Net Increase (Decrease)	(369)	425	(5)	18

Annual Report

Notes to Financial Statements - continued

6. Unit Values

A summary of unit values and units outstanding for Retirement Reserves (RR) and Income Advantage (IA) contracts and the expense ratios, excluding expenses of the underlying funds, for the years ended December 31:

		Unit value			Expense ratio (a)			Total Return (c)
	Units (000s)	RR	IA	Net assets (000s)	RR	IA	Investment income ratio (b)	RR	IA
VIP - Money Market
2004	3,910	$19.29	$19.07	$ 75,387	0.80%	1.00%	1.19%	0.40%	0.19%
2003	4,651	$19.21	$19.03	$ 89,311	0.80%	1.00%	1.00%	0.19%	(0.01%)
2002	6,879	$19.18	$19.04	$ 131,875	0.80%	1.00%	1.68%	0.88%	0.68%
2001	8,115	$19.01	$18.91	$ 154,219	0.80%	1.00%	4.36%	3.35%	3.14%
VIP - High Income
2004	1,028	$28.01	$27.69	$ 28,745	0.80%	1.00%	8.38%	8.71%	8.49%
2003	1,106	$25.76	$25.52	$ 28,461	0.80%	1.00%	6.17%	26.25%	25.99%
2002	979	$20.41	$20.26	$ 19,974	0.80%	1.00%	10.58%	2.62%	2.41%
2001	604	$19.89	$19.78	$ 11,999	0.80%	1.00%	14.20%	(12.44%)	(12.62%)
VIP - Equity-Income
2004	2,307	$54.98	$54.36	$ 126,745	0.80%	1.00%	1.52%	10.63%	10.41%
2003	2,288	$49.70	$49.24	$ 113,614	0.80%	1.00%	1.81%	29.29%	29.03%
2002	2,314	$38.44	$38.16	$ 88,880	0.80%	1.00%	1.77%	(17.61%)	(17.78%)
2001	2,712	$46.66	$46.41	$ 126,468	0.80%	1.00%	1.68%	(5.72%)	(5.91%)
VIP - Growth
2004	1,721	$54.53	$53.92	$ 93,779	0.80%	1.00%	0.27%	2.55%	2.34%
2003	2,035	$53.18	$52.68	$ 108,162	0.80%	1.00%	0.26%	31.79%	31.52%
2002	1,985	$40.35	$40.06	$ 80,065	0.80%	1.00%	0.26%	(30.67%)	(30.81%)
2001	2,394	$58.20	$57.89	$ 139,274	0.80%	1.00%	0.08%	(18.31%)	(18.48%)
VIP - Overseas
2004	745	$29.61	$29.28	$ 22,053	0.80%	1.00%	1.22%	12.72%	12.50%
2003	840	$26.27	$26.03	$ 22,060	0.80%	1.00%	0.80%	42.22%	41.94%
2002	725	$18.47	$18.34	$ 13,381	0.80%	1.00%	0.81%	(20.92%)	(21.08%)
2001	792	$23.36	$23.23	$ 18,489	0.80%	1.00%	5.49%	(21.80%)	(21.96%)
VIP - Overseas, Class R
2004	381	$11.12	$11.11	$ 4,233	0.80%	1.00%	-	11.23%	11.08% (d)
VIP II - Investment Grade Bond
2004	2,441	$27.92	$27.61	$ 68,015	0.80%	1.00%	4.40%	3.62%	3.41%
2003	2,888	$26.95	$26.70	$ 77,712	0.80%	1.00%	4.34%	4.36%	4.15%
2002	3,792	$25.82	$25.63	$ 97,808	0.80%	1.00%	3.29%	9.46%	9.24%
2001	3,063	$23.59	$23.46	$ 72,205	0.80%	1.00%	2.89%	7.59%	7.37%
VIP II - Asset Manager
2004	2,209	$31.35	$31.00	$ 69,203	0.80%	1.00%	2.69%	4.62%	4.41%
2003	2,284	$29.97	$29.69	$ 68,379	0.80%	1.00%	3.57%	17.03%	16.80%
2002	2,360	$25.61	$25.42	$ 60,393	0.80%	1.00%	4.12%	(9.46%)	(9.64%)
2001	2,700	$28.28	$28.13	$ 76,330	0.80%	1.00%	4.15%	(4.86%)	(5.05%)
VIP II - Index 500
2004	2,780	$31.95	$31.59	$ 88,763	0.80%	1.00%	1.29%	9.73%	9.51%
2003	2,763	$29.12	$28.85	$ 80,396	0.80%	1.00%	1.44%	27.38%	27.13%
2002	2,704	$22.86	$22.69	$ 61,787	0.80%	1.00%	1.38%	(22.87%)	(23.03%)
2001	3,054	$29.64	$29.48	$ 90,484	0.80%	1.00%	1.13%	(12.81%)	(12.99%)
VIP II - Asset Manager: Growth
2004	940	$20.58	$20.35	$ 19,312	0.80%	1.00%	2.30%	5.13%	4.92%
2003	993	$19.57	$19.39	$ 19,419	0.80%	1.00%	2.96%	22.35%	22.10%
2002	1,058	$16.00	$15.88	$ 16,913	0.80%	1.00%	3.00%	(16.20%)	(16.37%)
2001	1,184	$19.09	$18.99	$ 22,591	0.80%	1.00%	2.92%	(8.14%)	(8.32%)

Annual Report

Notes to Financial Statements - continued

6. Unit Values - continued

		Unit value			Expense ratio (a)			Total Return (c)
	Units (000s)	RR	IA	Net assets (000s)	RR	IA	Investment income ratio (b)	RR	IA
VIP II - Contrafund
2004	4,670	$34.44	$34.06	$ 160,740	0.80%	1.00%	0.33%	14.55%	14.32%
2003	4,527	$30.07	$29.79	$ 136,025	0.80%	1.00%	0.46%	27.44%	27.18%
2002	4,711	$23.60	$23.42	$ 111,114	0.80%	1.00%	0.86%	(10.07%)	(10.26%)
2001	5,291	$26.24	$26.10	$ 138,779	0.80%	1.00%	0.79%	(12.95%)	(13.13%)
VIP III - Balanced
2004	1,115	$14.87	$14.70	$ 16,556	0.80%	1.00%	2.04%	4.63%	4.41%
2003	1,121	$14.21	$14.08	$ 15,910	0.80%	1.00%	2.75%	16.78%	16.55%
2002	1,061	$12.17	$12.08	$ 12,892	0.80%	1.00%	2.86%	(9.45%)	(9.63%)
2001	857	$13.44	$13.37	$ 11,513	0.80%	1.00%	3.20%	(2.37%)	(2.57%)
VIP III - Dynamic Capital Appreciation
2004	156	$11.10	$11.08	$ 1,731	0.80%	1.00%	-	0.60%	0.39%
2003	103	$11.04	$11.03	$ 1,139	0.80%	1.00%	-	10.38%	10.32% (e)
VIP III - Growth & Income
2004	2,131	$16.28	$16.10	$ 34,631	0.80%	1.00%	0.91%	4.95%	4.74%
2003	2,449	$15.51	$15.37	$ 37,944	0.80%	1.00%	1.11%	22.78%	22.54%
2002	2,371	$12.63	$12.54	$ 29,922	0.80%	1.00%	1.44%	(17.28%)	(17.45%)
2001	2,716	$15.27	$15.19	$ 41,456	0.80%	1.00%	1.32%	(9.48%)	(9.66%)
VIP III - Growth Opportunities
2004	1,230	$11.98	$11.85	$ 14,712	0.80%	1.00%	0.54%	6.33%	6.12%
2003	1,235	$11.27	$11.16	$ 13,902	0.80%	1.00%	0.71%	28.83%	28.58%
2002	1,041	$8.75	$8.68	$ 9,097	0.80%	1.00%	1.12%	(22.47%)	(22.63%)
2001	1,152	$11.28	$11.22	$ 12,987	0.80%	1.00%	0.38%	(15.11%)	(15.28%)
VIP III - Mid Cap
2004	4,166	$16.41	$16.25	$ 68,306	0.80%	1.00%	-	23.92%	23.67%
2003	3,424	$13.24	$13.14	$ 45,297	0.80%	1.00%	0.43%	37.53%	37.25%
2002	3,498	$9.63	$9.58	$ 33,659	0.80%	1.00%	0.96%	(10.54%)	(10.72%)
2001	3,794	$10.76	$10.73	$ 40,822	0.80%	1.00%	-	(3.99%)	(4.18%)
VIP III - Value Strategies
2004	1,420	$12.89	$12.85	$ 18,294	0.80%	1.00%	-	13.21%	12.98%
2003	823	$11.38	$11.38	$ 9,372	0.80%	1.00%	-	13.83%	13.77% (e)
VIP IV - Telecomm. & Utilities Growth
2004	218	$9.34	$9.28	$ 2,037	0.80%	1.00%	2.46%	23.61%	23.36%
2003	61	$7.56	$7.52	$ 461	0.80%	1.00%	1.12%	25.16%	24.91%
2002	56	$6.04	$6.02	$ 336	0.80%	1.00%	1.10%	(30.47%)	(30.61%)
2001	58	$8.68	$8.68	$ 504	0.80%	1.00%	0.23%	(13.15%)	(13.22%) (f)
VIP IV - Technology
2004	1,080	$9.19	$9.13	$ 9,924	0.80%	1.00%	-	(0.38%)	(0.58%)
2003	1,368	$9.22	$9.18	$ 12,616	0.80%	1.00%	-	57.94%	57.63%
2002	440	$5.84	$5.82	$ 2,568	0.80%	1.00%	-	(38.29%)	(38.42%)
2001	389	$9.46	$9.46	$ 3,683	0.80%	1.00%	-	(5.36%)	(5.44%) (f)
VIP IV - Natural Resources
2004	680	$13.10	$13.01	$ 8,905	0.80%	1.00%	0.83%	22.96%	22.72%
2003	200	$10.66	$10.60	$ 2,134	0.80%	1.00%	0.62%	29.57%	29.30%
2002	137	$8.22	$8.20	$ 1,125	0.80%	1.00%	0.75%	(12.28%)	(12.46%)
2001	68	$9.38	$9.37	$ 637	0.80%	1.00%	0.20%	(6.24%)	(6.32%) (f)

Annual Report

Notes to Financial Statements - continued

6. Unit Values - continued

		Unit value			Expense ratio (a)			Total Return (c)
	Units (000s)	RR	IA	Net assets (000s)	RR	IA	Investment income ratio (b)	RR	IA
VIP IV - Health Care
2004	680	$10.42	$10.34	$ 7,078	0.80%	1.00%	0.31%	8.09%	7.88%
2003	508	$9.64	$9.59	$ 4,891	0.80%	1.00%	-	15.24%	15.01%
2002	470	$8.36	$8.34	$ 3,930	0.80%	1.00%	0.28%	(17.75%)	(17.91%)
2001	510	$10.17	$10.16	$ 5,182	0.80%	1.00%	-	1.65%	1.56% (f)
VIP IV - Financial Services
2004	331	$12.30	$12.21	$ 4,069	0.80%	1.00%	-	10.84%	10.61%
2003	321	$11.09	$11.04	$ 3,563	0.80%	1.00%	1.21%	29.54%	29.28%
2002	297	$8.56	$8.54	$ 2,539	0.80%	1.00%	1.04%	(12.12%)	(12.29%)
2001	242	$9.74	$9.74	$ 2,356	0.80%	1.00%	0.41%	(2.56%)	(2.64%) (f)
VIP IV - Cyclical Industries
2004	254	$13.62	$13.53	$ 3,459	0.80%	1.00%	0.63%	23.11%	22.86%
2003	105	$11.06	$11.01	$ 1,161	0.80%	1.00%	0.46%	37.26%	36.99%
2002	35	$8.06	$8.04	$ 282	0.80%	1.00%	0.09%	(20.32%)	(20.48%)
2001	44	$10.12	$10.11	$ 447	0.80%	1.00%	-	1.17%	1.08% (f)
VIP IV - Consumer Industries
2004	66	$10.93	$10.85	$ 720	0.80%	1.00%	-	8.46%	8.25%
2003	62	$10.08	$10.03	$ 627	0.80%	1.00%	-	24.09%	23.84%
2002	77	$8.12	$8.10	$ 627	0.80%	1.00%	0.05%	(17.03%)	(17.19%)
2001	38	$9.79	$9.78	$ 374	0.80%	1.00%	-	(2.15%)	(2.23%) (f)
VIP IV - Real Estate
2004	728	$14.63	$14.60	$ 10,652	0.80%	1.00%	3.22%	33.07%	32.80%
2003	185	$11.00	$10.99	$ 2,034	0.80%	1.00%	1.90%	9.96%	9.90% (e)
VIP IV - Strategic Income
2004	548	$10.89	$10.87	$ 5,965	0.80%	1.00%	3.68%	8.89%	8.74% (d)
UIF - Emerging Markets Equity
2004	1,082	$13.45	$13.30	$ 14,551	0.80%	1.00%	0.60%	22.13%	21.88%
2003	1,045	$11.02	$10.92	$ 11,512	0.80%	1.00%	-	48.47%	48.18%
2002	454	$7.42	$7.37	$ 3,368	0.80%	1.00%	-	(9.63%)	(9.81%)
2001	385	$8.21	$8.17	$ 3,162	0.80%	1.00%	-	(7.24%)	(7.43%)
UIF - Emerging Markets Debt
2004	285	$17.30	$17.10	$ 4,923	0.80%	1.00%	6.42%	9.18%	8.96%
2003	316	$15.84	$15.70	$ 5,009	0.80%	1.00%	-	26.84%	26.59%
2002	181	$12.49	$12.40	$ 2,258	0.80%	1.00%	6.91%	8.35%	8.13%
2001	107	$11.53	$11.47	$ 1,234	0.80%	1.00%	10.25%	9.21%	8.99%
UIF - Global Value Equity
2004	435	$14.44	$14.27	$ 6,273	0.80%	1.00%	0.97%	12.63%	12.40%
2003	334	$12.82	$12.70	$ 4,272	0.80%	1.00%	-	27.93%	27.68%
2002	336	$10.02	$9.95	$ 3,365	0.80%	1.00%	1.36%	(17.53%)	(17.70%)
2001	197	$12.15	$12.09	$ 2,387	0.80%	1.00%	1.17%	(7.79%)	(7.98%)
UIF - International Magnum
2004	391	$11.17	$11.05	$ 4,367	0.80%	1.00%	2.93%	16.45%	16.21%
2003	315	$9.60	$9.51	$ 3,022	0.80%	1.00%	0.13%	26.40%	26.14%
2002	269	$7.59	$7.54	$ 2,038	0.80%	1.00%	1.35%	(17.48%)	(17.65%)
2001	81	$9.20	$9.15	$ 749	0.80%	1.00%	0.42%	(19.94%)	(20.10%)

Annual Report

Notes to Financial Statements - continued

6. Unit Values - continued

		Unit value			Expense ratio (a)			Total Return (c)
	Units (000s)	RR	IA	Net assets (000s)	RR	IA	Investment income ratio (b)	RR	IA
PBHG - Growth II
2004	307	$9.52	$9.41	$ 2,917	0.80%	1.00%	-	5.76%	5.54%
2003	544	$9.00	$8.92	$ 4,895	0.80%	1.00%	-	24.70%	24.45%
2002	699	$7.22	$7.16	$ 5,045	0.80%	1.00%	-	(30.99%)	(31.12%)
2001	1,260	$10.46	$10.40	$ 13,177	0.80%	1.00%	-	(40.95%)	(41.07%)
PBHG - Small Cap
2004	556	$20.37	$20.14	$ 11,320	0.80%	1.00%	-	15.25%	15.02%
2003	1,008	$17.68	$17.51	$ 17,811	0.80%	1.00%	-	37.92%	37.64%
2002	1,398	$12.82	$12.72	$ 17,905	0.80%	1.00%	-	(31.66%)	(31.80%)
2001	1,581	$18.76	$18.66	$ 29,637	0.80%	1.00%	0.11%	5.21%	5.00%
PBHG - Select Value
2004	301	$15.94	$15.76	$ 4,801	0.80%	1.00%	2.04%	2.03%	1.82%
2003	512	$15.62	$15.48	$ 7,985	0.80%	1.00%	2.44%	17.35%	17.11%
2002	964	$13.31	$13.22	$ 12,825	0.80%	1.00%	0.84%	(25.67%)	(25.82%)
2001	1,555	$17.91	$17.82	$ 27,829	0.80%	1.00%	0.29%	0.90%	0.70%
PBHG - Technology & Communications
2004	1,203	$8.10	$8.01	$ 9,739	0.80%	1.00%	-	5.57%	5.36%
2003	1,968	$7.67	$7.60	$ 15,093	0.80%	1.00%	-	44.17%	43.88%
2002	2,321	$5.32	$5.28	$ 12,351	0.80%	1.00%	-	(54.36%)	(54.45%)
2001	3,239	$11.66	$11.60	$ 37,753	0.80%	1.00%	-	(52.70%)	(52.80%)
PBHG - Select 20
2004	713	$15.22	$15.05	$ 10,852	0.80%	1.00%	-	6.06%	5.85%
2003	1,088	$14.35	$14.22	$ 15,610	0.80%	1.00%	-	31.80%	31.54%
2002	1,355	$10.89	$10.81	$ 14,744	0.80%	1.00%	-	(31.89%)	(32.02%)
2001	1,914	$15.98	$15.90	$ 30,581	0.80%	1.00%	-	(36.68%)	(36.81%)
SVIF - Mid Cap Growth Fund II
2004	512	$13.94	$13.78	$ 7,133	0.80%	1.00%	-	18.20%	17.96%
2003	871	$11.79	$11.68	$ 10,272	0.80%	1.00%	-	33.14%	32.87%
2002	882	$8.86	$8.79	$ 7,808	0.80%	1.00%	-	(38.05%)	(38.17%)
2001	1,142	$14.30	$14.22	$ 16,327	0.80%	1.00%	-	(31.33%)	(31.47%)
SVIF - Opportunity Fund II
2004	321	$17.88	$17.67	$ 5,735	0.80%	1.00%	-	17.27%	17.04%
2003	488	$15.24	$15.10	$ 7,428	0.80%	1.00%	0.07%	35.91%	35.64%
2002	659	$11.21	$11.13	$ 7,384	0.80%	1.00%	0.37%	(27.40%)	(27.55%)
2001	697	$15.45	$15.37	$ 10,771	0.80%	1.00%	0.41%	(4.48%)	(4.67%)

Annual Report

Notes to Financial Statements - continued

6. Unit Values - continued

		Unit value			Expense ratio (a)			Total Return (c)
	Units (000s)	RR	IA	Net assets (000s)	RR	IA	Investment income ratio (b)	RR	IA
CST - Small Cap Growth
2004	654	$11.88	$11.75	$ 7,771	0.80%	1.00%	-	9.98%	9.76%
2003	855	$10.81	$10.70	$ 9,228	0.80%	1.00%	-	47.36%	47.06%
2002	439	$7.33	$7.28	$ 3,215	0.80%	1.00%	-	(34.22%)	(34.36%)
2001	562	$11.15	$11.09	$ 6,264	0.80%	1.00%	-	(16.69%)	(16.85%)
CST - International Focus
2004	144	$10.64	$10.52	$ 1,530	0.80%	1.00%	0.95%	13.82%	13.59%
2003	153	$9.35	$9.26	$ 1,435	0.80%	1.00%	0.48%	32.03%	31.76%
2002	149	$7.08	$7.03	$ 1,057	0.80%	1.00%	-	(20.55%)	(20.71%)
2001	160	$8.91	$8.87	$ 1,426	0.80%	1.00%	-	(22.90%)	(23.06%)
CST - Global Post-Venture Capital
2004	193	$11.20	$11.07	$ 2,157	0.80%	1.00%	-	17.04%	16.81%
2003	567	$9.57	$9.48	$ 5,421	0.80%	1.00%	-	46.48%	46.18%
2002	124	$6.53	$6.49	$ 811	0.80%	1.00%	-	(34.68%)	(34.82%)
2001	161	$10.00	$9.95	$ 1,608	0.80%	1.00%	-	(29.21%)	(29.35%)

(a) These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(b) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(c) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(d) These portfolios commenced operations on April 30, 2004.

(e) These portfolios commenced operations on September 26, 2003.

(f) These portfolios commenced operations on July 30, 2001.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Empire Fidelity Investments Life Insurance Company and the Contractholders of Empire Fidelity Investments Variable Annuity Account A of Empire Fidelity Investments Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Empire Fidelity Investments Variable Annuity Account A of Empire Fidelity Investments Life Insurance Company at December 31, 2004, and the results of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Empire Fidelity Investments Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2004 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
February 25, 2005

Annual Report

Retirement Reserves and Income Advantage are issued by Empire Fidelity Investments Life Insurance Company. N.Y., N.Y.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc.
are the distributors.

82 Devonshire Street, Boston, MA 02109

N.EVA/EFIA-ANN-0205
1.540222.107

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

FINANCIAL STATEMENTS

for the years ended December 31, 2004, 2003 and 2002

Report of Independent Auditors

To the Board of Directors and Stockholder of

Empire Fidelity Investments Life Insurance Company:

In our opinion, the accompanying balance sheets and the related statements of income and comprehensive income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Empire Fidelity Investments Life Insurance Company (the "Company", a wholly-owned ultimate subsidiary of FMR Corp.) at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Notes 2 and 3 to the financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts in 2004.

/s/ PricewaterhouseCoopers LLP

March 25, 2005

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

BALANCE SHEETS
(in thousands, except share data)

December 31, 2004 and 2003

ASSETS	2003	2002

Investments:
Debt securities, available for sale, at fair value (amortized cost of $75,414 in 2004 and $73,601 in 2003)
	$ 77,221	$ 76,911

Total investments	77,221	76,911

Cash and cash equivalents	1,587	1,185
Accrued investment income	1,347	1,315
Deferred policy acquisition costs	28,386	28,413
Reinsurance deposit and receivables	63,804	46,947
Other assets	295	153
Separate account assets	1,058,075	1,013,577

Total assets	$ 1,230,715	$ 1,168,501

LIABILITIES

Future contract and policy benefits	$ 54,055	$ 42,086
Contractholder deposit funds	49,311	46,518
Deferred tax liability	6,589	7,064
Payable to parent and affiliates	138	738
Income taxes payable	71	288
Other liabilities and accrued expenses	469	375
Separate account liabilities	1,058,075	1,013,577

Total liabilities	1,168,708	1,110,646

Commitments and contingencies (Note 11)

STOCKHOLDER'S EQUITY

Common stock, par value $10 per share - 200,000 shares authorized, issued and outstanding
	2,000	2,000
Additional paid-in capital	13,500	13,500
Accumulated other comprehensive income	1,032	1,767
Retained earnings	45,475	40,588

Total stockholder's equity	62,007	57,855

Total liabilities and stockholder's equity	$ 1,230,715	$ 1,168,501

The accompanying notes are an integral part of the consolidated financial statements.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
(in thousands)

for the years ended December 31, 2004, 2003 and 2002

	2004	2003	2002

Revenues:
Fees charged to contractholders	$8,507	$ 7,726	$ 8,492
Net investment income	2,851	2,854	2,387
Interest on reinsurance deposit	2,776	2,275	1,089
Fund administration fees	327	344	420
Net realized investment gains (losses)	304	506	(2)
Premiums	799	693	553

Total Revenue	15,564	14,398	12,939

Benefits and expenses:
Underwriting, acquisition and insurance expenses (1)	5,054	3,774	4,820
Contract and policy benefits and expenses	4,054	3,914	2,848

Total benefits and expenses	9,108	7,688	7,668

Income before income taxes	6,456	6,710	5,271

Income tax expense	1,592	1,215	2,119

Income before cumulative effect of change in accounting principle	4,864	5,495	3,152

Cumulative effect of change in accounting principle (less applicable income tax expense of $12 in 2004)	23	--	--

Net income	4,887	5,495	3,152

Other comprehensive income, before tax:
Unrealized (losses) gains on securities:
Net unrealized holding (losses) gains during the period	(829)	378	1,853
Reclassification adjustment for net realized (gains) losses included in net income
	(304)	(506)	2
Benefit (provision) for income taxes related to items of other comprehensive income
	398	192	(797)

Other comprehensive income, net of tax	(735)	64	1,058

Comprehensive income	$ 4,152	$ 5,559	$ 4,210

(1) Includes affiliated party transactions (Note 8)

The accompanying notes are an integral part of the consolidated financial statements.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

STATEMENTS OF STOCKHOLDER'S EQUITY
(in thousands)

for the years ended December 31, 2004, 2003 and 2002

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Retained Earnings	Total Stockholder's Equity
Balance at December 31, 2001	$ 2,000	$ 13,500	$ 645	$ 31,941	$ 48,086

Comprehensive income:
Net income	--	--	--	3,152	3,152
Other comprehensive income	--	--	1,058	--	1,058

Balance at December 31, 2002	2,000	13,500	1,703	35,093	52,296

Comprehensive income:
Net income	--	--	--	5,495	5,495
Other comprehensive income	--	--	64	--	64

Balance at December 31, 2003	2,000	13,500	1,767	40,588	57,855

Comprehensive income:
Net income	--	--	--	4,887	4,887
Other comprehensive income	--	--	(735)	--	(735)

Balance at December 31, 2004	$ 2,000	$ 13,500	$ 1,032	$ 45,475	$ 62,007

The accompanying notes are an integral part of the consolidated financial statements.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

STATEMENTS OF CASH FLOWS
(in thousands)

for the years ended December 31, 2004, 2003 and 2002

	2004	2003	2002

Cash flows from operating activities:
Net income	$ 4,887	$ 5,495	$ 3,152
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Amortization and depreciation	917	743	354
Net realized investment (gains) losses	(304)	(506)	2
Cumulative effect of change in accounting principle	(23)	--	--
(Benefit) provision for deferred taxes	(91)	(715)	1,635
Change in deferred policy acquisition costs, net of amortization	443	(1,818)	(747)
Payments to reinsurers, net	(12,676)	(9,563)	(31,129)
Change in assets and liabilities:
Accrued investment income	(32)	(149)	(386)
Future contract and policy benefits, net	14,211	2,618	819
(Payable to) receivable from parent and affiliates, net	(600)	209	(142)
Income taxes	(217)	758	(847)
Other assets and other liabilities, net	(59)	(1,095)	1,133

Net cash provided by (used for) operating activities	6,456	(4,023)	(26,156)

Cash flows from investing activities:
Purchase of debt securities	(21,205)	(31,474)	(31,982)
Proceeds from sales of debt securities	16,101	15,488	7,789
Proceeds from maturities and calls of debt securities	2,690	4,220	3,320
Capital expenditures	--	--	(33)

Net cash used for investing activities	(2,414)	(11,766)	(20,906)

Cash flows from financing activities:
Deposits credited to variable annuity contracts	41,205	57,003	74,734
Deposits credited to fixed annuity contracts	4,707	11,903	17,226
Net transfers from separate account	40,106	43,311	100,698
Withdrawals from variable annuity contracts	(85,416)	(94,112)	(145,032)
Withdrawals from fixed annuity contracts	(4,242)	(2,668)	(674)

Net cash (used for) provided by financing activities	(3,640)	15,437	46,952

Net increase (decrease) in cash and cash equivalents	402	(352)	(110)

Cash and cash equivalents:
Beginning of year	1,185	1,537	1,647

End of year	$ 1,587	$ 1,185	$ 1,537

The accompanying notes are an integral part of the consolidated financial statements.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR Corp.)

NOTES TO FINANCIAL STATEMENTS

1. Organization and Nature of Business:

Empire Fidelity Investments Life Insurance Company (the "Company") is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company (FILI), which is a wholly-owned subsidiary of FMR Corp. The Company operates exclusively in the State of New York.

The Company issues variable deferred and immediate annuity contracts. Amounts invested in the fixed option of the contracts are allocated to the general account of the Company. Amounts invested in the variable option of the contracts are allocated to the Variable Annuity Account A, which is a separate account of the Company. The assets of the Variable Annuity Account A are invested in certain portfolios of the Fidelity Variable Insurance Products Fund, the Fidelity Variable Insurance Products Fund II, the Fidelity Variable Insurance Products Fund III, the Fidelity Variable Insurance Products Fund IV, the Universal Institutional Funds, the PBHG Insurance Series Funds, the Strong Variable Insurance Funds and the Credit Suisse Trust Funds, which are reported at the net asset value of such portfolios. Effective January 9, 2004, the Company closed the PBHG Insurance Series Funds and the Strong Variable Insurance Funds to new money.

The Company offers a term life insurance product with level premium paying periods of five, ten, fifteen and twenty years and a fixed immediate annuity product with guaranteed income for life or period certain.

2. Summary of Significant Accounting Policies:

Basis of Presentation

The accompanying financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America (GAAP).

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investments

Investments in debt securities are classified as available-for-sale and are reported at fair value. Fair values are derived from external market quotations. Debt securities that experience declines in fair value that are other than temporary are considered impaired and are written down to fair value with a corresponding charge to net income. Factors considered in evaluating whether a decline in fair value is other than temporary are whether the decline is substantial, the duration in which the market value has been less than cost, the Company's ability and intent to retain the investment for a period of time sufficient to allow for the anticipated recovery in value, and the financial condition and near-term prospects of the issuer. Unrealized gains or losses on debt securities are reported as a component of

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

2. Summary of Significant Accounting Policies (continued):

other comprehensive income, net of income taxes. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Prepayment assumptions for loan-backed bonds and structured securities were obtained from broker-dealer survey values. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income. Such amortization is included in investment income.

Investment income is recognized on the accrual basis. Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized when cash payments are received. Realized gains or losses on investments sold are determined by the specific identification method.

Cash and Cash Equivalents

The Company considers all highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents represent amounts in demand deposit accounts and money market mutual funds and are reported at fair value. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $1,573,000 and $989,000 at December 31, 2004 and 2003, respectively.

Separate Accounts

Separate account assets represent funds held for the exclusive benefit of variable annuity contractholders and are reported at fair value. Since the contractholders receive the full benefit and bear the full risk of the separate account investments, which are comprised of mutual funds, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

Revenue Recognition

Fees charged to contractholders include mortality and expense risk, and administrative charges for variable annuity contractholders. Fund administration fees represent administration fees charged to investment managers. Premiums for term life insurance products are recognized as revenue over the premium-paying period. Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

2. Summary of Significant Accounting Policies (continued):

Future Contract and Policy Benefits

Future contract and policy benefits include liabilities for the fixed portion of the variable annuity products, variable annuity products with a guaranteed minimum death benefit (GMDB) feature (see Note 3 - Adoption of Statement of Position 03-01), the life contingent fixed income annuity product and life products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force.

Future contract benefits for the variable and fixed annuity products are computed using interest rates ranging from 1% to 7.25% and estimates for mortality. For policies issued in 2003 and prior, the fixed income annuity product is accounted for as contractholder deposits, recognizing the immateriality of the life contingent contracts. The liabilities for future policy benefits for traditional life insurance products are computed using the net level premium reserve method and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation.

Contractholder Deposit Funds

Contractholder deposit funds consist of annuity deposits received from customers for the fixed income annuity product with no life contingencies and for the fixed portion of the variable income annuity product with minimal life contingencies. Liabilities are equal to the accumulated policy values, which consists of an accumulation of deposit payments plus credited interest, less withdrawals and amounts assessed through the end of the period.

Reinsurance Deposit and Receivables

The Company reinsures certain of its life insurance and annuity product risk with other companies. As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded. The Company remains contingently liable for claims reinsured. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

Deferred Policy Acquisition Costs

The costs that vary with and are primarily associated with acquiring new and renewal business have been deferred. The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with contractual agreements as described in Note 8 - "Affiliated Company Transactions", and certain insurance expenses for traditional life policy issue and underwriting. These deferred policy acquisition costs ("DAC") are being amortized over the life time of the policy generally estimated as the level term period for the term life insurance

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

2. Summary of Significant Accounting Policies (continued):

product, a 20-year period for the deferred annuity product, and a 30-year period for the variable immediate annuity product.

The amortization process requires the use of various assumptions, estimates and judgment about the future. The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e. lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on EFILI's past experience, industry studies, and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross margin or gross profits to amortize the remaining DAC balances.

A significant assumption for the projection of estimated gross profits is the investment return on Separate Account fund balances. The Company assumes a long term return of 9% before fund expenses and other charges. The Company also applies a "Reversion to the Mean" assumption in setting the projected return for the next seven years. The projected return is developed such that the combination of actual and projected return equals the long term return. The Company limits the projected return to no greater than 13% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).

DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

Property and Equipment

Property, equipment, leasehold improvements and computer software are stated at cost less accumulated depreciation or amortization. Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the assets ranging from 3 years to 10 years.

Income Taxes

The Company files a consolidated federal income tax return with FILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis. Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group. Intercompany tax balances are settled within 30 days of the actual tax payment.

The liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the current enacted tax rates.

New Accounting Pronouncements

In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). SOP 03-01 provides guidance on accounting and reporting by insurance enterprises for certain nontraditional long-duration contracts

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

2. Summary of Significant Accounting Policies (continued):

and for separate accounts. SOP 03-01 is effective for fiscal years beginning after December 15, 2003. The SOP requires the establishment of a liability for contracts that contain death or other insurance benefits using a specified reserve methodology that is different from the methodology that the Company had previously used. The Company adopted SOP 03-01 as of January 1, 2004 and recorded a cumulative effect of a change in accounting principle of $35,000 in the statements of income and comprehensive income.

In March 2004, the Financial Accounting Standards Board's ("FASB") Emerging Issues Task Force reached a consensus regarding the application of guidance for the evaluation of whether an investment is other than temporarily impaired under the requirements of EITF Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and its Applications to Certain Investments" ("EITF No. 03-1"). During September 2004, the FASB delayed the effective date for the measurement and recognition guidance under EITF No. 03-1. However, the disclosure requirements, which were effective for fiscal years ending after December 15, 2003, were not deferred. EITF No. 03-1 describes certain quantitative and qualitative disclosures that are required for marketable equity securities covered by Statement No. 115, "Accounting for Certain Investments in Debt and Equity Securities" including the aggregate amount of unrealized losses and the aggregate related fair value of investments with unrealized losses, by investment type, as well as the nature of the investment(s), cause of impairment, number of positions held, severity and duration of the impairment. The Company implemented the disclosures required by EITF No. 03-1 beginning with the year ended December 31, 2003.

In December 2003, the FASB issued FASB Interpretation No. 46 (Revised December 2003), "Consolidation of Variable Interest Entities." This standard does not impact the Company's results of operations or financial position.

In November 2002, the FASB issued FASB Interpretation No. 45, "Guarantors Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others". This standard does not impact the Company's results of operations or financial position.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

3. Adoption of Statement of Position 03-01:

Effective January 1, 2004, the Company adopted SOP 03-01 (see Note 2 - New Accounting Pronouncements) and recorded a cumulative effect of a change in accounting principle of $23,000, net of income taxes. In 2003 and prior, the Company carried a GMDB reserve. Upon adoption, the Company increased its GMDB reserve as SOP 03-01 required the used of a specified reserve methodology which is different than the methodology previously used by the Company.

The following illustrates the components of the benefit (in thousands):

Increase in guaranteed minimum death benefit liability	$ (10)
Change in deferred acquisition cost	45
35

Provision for income taxes	12

Cumulative effect of change in accounting principle	$ 23

Guaranteed Minimum Death Benefits

The Company issues variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount. Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals. For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals. The optional rider is no longer offered to new customers, effective January 1, 2003. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference.

The following summarizes the liability for GMDB contracts reflected in the general account in thousands:

Balance at January 1, 2004	$ 1,288
Unlocking of benefit ratio	(105)
Interest on reserve	76
Claims paid	(518)
Accrual of benefit ratio	309
Reserves on new issues	1

Balance at December 31, 2004	$ 1,051

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

3. Adoption of Statement of Position 03-01 (continued):

The reinsurance recoverables associated with GMDB were $961,000 and $1,155,000 at December 31, 2004 and Janauary 1, 2004, respectively.

The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability, which the Company began utilizing upon adoption of SOP 03-01.

* The projection model uses 100 pairs of stochastically generated market return scenarios.

* The mean investment performance assumptions, prior to the consideration of mortality and expense fees, vary from 3.8-11% depending on the underlying fund type.

* The DAC model employs a mean reversion algorithm that looks back to the later of the original issue date or 1997 and compares historical fund returns to the Company's long term estimate.

* The volatility assumption is 20% for equity funds; 8.7% for bond funds; and 0% for money market funds.

* The mortality assumption is 65% of the 1994 Variable Annuity MGDB Mortality Table.

* The lapse rate and partial withdrawal assumptions vary from 2-7% and 1-3%, respectively, depending on contract type and policy duration.

* The discount rate is 6.83%.

The table below represents the account value, net amount at risk and average attained age of underlying contract holders for guarantees in the event of death as of December 31, 2004 and December 31, 2003. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contractholders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

4. Investments:

The components of net investment income were as follows:

Gross realized gains and losses from the voluntary sales of debt securities were as follows:

Years Ended December 31,		
	2004	2003	2002
	(in thousands)		
Debt securities:			
Gross realized gains	$ 336	$ 585	$ 225
Gross realized losses	$ 32	$ 79	$ 227

There were no realized investment losses as a result of other than temporary impairments for 2004, 2003, and 2002, respectively. There were no debt securities that were non-income producing at December 31, 2004, 2003 and 2002, respectively.

Net unrealized investment gains (losses) on available-for-sale securities carried at fair value, and the related impact on DAC and deferred income taxes as of December 31, were as follows:

December 31,		
	2004	2003	2002
	(in thousands)		
Debt securities	$ 1,807	$ 3,310	$ 3,319
DAC	(220)	(590)	(471)
Deferred income tax expense	(555)	(953)	(1,145)
	$ 1,032	$ 1,767	$ 1,703

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

4. Investments (continued):

Debt securities that have been in a continuous unrealized loss position as of December 31, 2004 were as follows:

Gross Unrealized Losses		Fair Value		Number of Securities
		(in thousands)				
Investment grade debt securities:						
0-12 months	$	(107)	$	18,143		35
Greater than 12 months		(1)		71		1
	$	(108)	$	18,214		36

Debt securities that have been in a continuous unrealized loss position as of December 31, 2003 were as follows:

Gross Unrealized Losses	Fair Value	Number of Securities
	(in thousands)		
Investment grade debt securities:			
0-12 months	$ (33)	$ 7,885	14
Greater than 12 months	-	-	-
	$ (33)	$ 7,885	14

The Company evaluates declines in fair values below cost for its investments. Based on the Company's review of the issuers' compliance with the securities' obligations in accordance with their contractual terms, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in market value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that declines in the fair values of the securities above were temporary as of December 31, 2004 and 2003.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

4. Investments (continued):

The amortized cost and fair value of debt securities, by type of issuer, were as follows:

December 31, 2004			
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)			
Debt securities:				
U.S. Treasury and other U.S. Government corporations and agency securities	$ 18,299	$ 179	$ (24)	$ 18,454
Corporate debt securities	57,115	1,736	(84)	58,767
	$ 75,414	$ 1,915	$ (108)	$ 77,221

December 31, 2003			
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)			
Debt securities:				
U.S. Treasury and other U.S. Government corporations and agency securities	$ 17,199	$ 623	$ (6)	$ 17,816
Corporate debt securities	56,143	2,712	(27)	58,828
Loan backed and structured securities	259	8	-	267
	$ 73,601	$ 3,343	$ (33)	$ 76,911

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

4. Investments (continued):

The amortized cost and fair value of debt securities at December 31, 2004, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Amortized Cost		Fair Value
	(in thousands)		
Due in 1 year or less	$ 8,362		$ 8,401
Due after 1 year through 5 years	52,191		53,158
Due after 5 years through 10 years	14,211		14,923
Due after 10 years	650		739
	$ 75,414		$ 77,221

At December 31, 2004, and 2003, there were no contractual investment commitments. There are no significant concentrations of debt securities by issuer or by industry, other than U.S. Government corporations and agency securities.

At December 31, 2004, the amortized cost and fair value of a U.S. Treasury security on deposit with the state of New York was $417,000 and $424,000, respectively. At December 31, 2003, the amortized cost and fair value of a U.S. Treasury security on deposit with the state of New York was $402,000 and $448,000, respectively.

5. Fair Value of Financial Instruments:

Statement of Financial Accounting Standards No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates, which, in many cases, may differ from the amounts which could be realized upon immediate liquidation.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

5. Fair Value of Financial Instruments (continued):

The estimated carrying amounts and fair values of the financial instruments were as follows:

2004		2003	
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(in thousands)			
Financial Assets:				
Debt securities (Note 2)	$ 77,221	$ 77,221	$ 76,911	$ 76,911
Cash and cash equivalents (Note 2)	1,587	1,587	1,185	1,185
Reinsurance deposit and receivables	63,804	66,373	46,947	48,387
Separate account assets	1,058,075	1,058,075	1,013,577	1,013,577
	$ 1,200,687	$ 1,203,256	$ 1,138,620	$ 1,140,060
Financial Liabilities:				
Future contract and policy benefits	$ 54,055	$ 54,052	$ 42,086	$ 42,057
Contractholder deposit funds	49,311	51,880	46,518	47,995
Separate account liabilities	1,058,075	1,058,075	1,013,577	1,013,577
	$ 1,161,441	$ 1,164,007	$ 1,102,181	$ 1,103,629

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Reinsurance Deposit and Receivables

Fair values for the Company's reinsurance deposits for the fixed portion of the variable annuity contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Future Contract and Policy Benefits and Contractholder Deposit Funds

Fair values for the Company's liabilities for the fixed portion of the variable annuity contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Separate Accounts

Assets held in separate accounts are reported in the accompanying balance sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

6. Income Taxes:

The components of the provision for income taxes attributable to operations were as follows:

Years Ended December 31,		
	2004	2003	2002
	(in thousands)		
Current:			
Federal	$ 1,359	$ 1,512	$ 503
State	324	418	(19)
	1,683	1,930	484
Deferred:			
Federal	(91)	645	275
State	-	(1,360)	1,360
	(91)	(715)	1,635
Provision for income taxes	$ 1,592	$ 1,215	$ 2,119

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Life insurance corporations in New York remain subject to the franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded, as the Company believes that the reversal of temporary differences will have no impact on the state income tax that the Company will pay in the future.

Significant components of the Company's net deferred tax liability were as follows:

December 31,	
	2004	2003
	(in thousands)	
Deferred income tax assets (liabilities):		
Deferred policy acquisition costs	$ (7,324)	$ (6,990)
Unrealized gains on available-for-sale securities	(632)	(1,158)
Contractholder reserves	922	734
Deferred revenue	412	403
Other, net	33	(53)
Net deferred tax liability	$ (6,589)	$ (7,064)

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

6. Income Taxes (continued):

The statute of limitations on the Company's federal income tax returns is open for the taxable years ended December 31, 2003 and thereafter. In management's opinion, adequate tax liabilities have been established for all open years.

Income taxes were 24.7%, 18.1%, and 40.2% of pretax earnings in 2004, 2003 and 2002 respectively. The effective tax rates differed from the federal statutory income tax rate of 35% primarily due to dividends received deductions, foreign tax credits and state taxes.

The Company paid FILI federal and state income taxes of $1,900,000, $1,172,000 and $1,331,000 in 2004, 2003 and 2002, respectively, related to the Company's separate-company basis net operating results for the year. Intercompany tax balances are settled within 30 days of the actual tax payments.

7. Stockholder's Equity and Dividend Restrictions:

Generally, the net assets of the Company available for transfer to FILI are limited to the excess of the Company's net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under the Insurance Code of the State of New York, dividends to shareholders are limited to the lesser of the Company's net gain from operations for the year ended on the preceding December 31, or 10% of the Company's surplus held for policyholders as of the preceding December 31, not including realized capital gains. The Superintendent of Insurance must be notified 30 days prior to any declaration of the dividend. No dividends have been paid or declared during 2004, 2003 and 2002, respectively.

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the New York State Insurance Department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners as well as state laws, regulations and general administrative rules. The principal differences with GAAP are that statutory financial statements do not reflect DAC; deferred income taxes are limited; bonds are generally carried at amortized cost; insurance liabilities are presented net of reinsurance assets and future policy benefit liabilities are estimated using different actuarial assumptions. The Company does not rely on the use of any permitted statutory accounting practices.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

7. Stockholder's Equity and Dividend Restrictions (continued):

Net income and capital stock and surplus as determined in accordance with statutory accounting practices were as follows:

Years Ended December 31,		
	2004	2003	2002
	(in thousands)		
Statutory net income	$ 5,735	$ 4,645	$ 3,631
Statutory surplus	$ 40,504	$ 34,891	$ 30,258

In the New York State Insurance Department First Amendment to Regulation 172, as of January 1, 2002, the State of New York allows the recognition of gross deferred tax assets as admitted assets by insurance companies domiciled in the state of New York. The effect of adoption of the amendment on the Company's statutory surplus was an increase of approximately $609,000 as of January 1, 2002, the result of recording a deferred tax asset.

8. Affiliated Company Transactions:

The Company's insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. (FIA), and Fidelity Investments Institutional Services Company, Inc., all of which are affiliated with FMR Corp. The Company has an agreement with FIA under which the Company pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts. The Company pays FIA 37.5% of term life insurance first-year premiums. The Company also pays FIA 2.5% of the annuity payments received for its fixed immediate annuity. The Company compensated FIA in the amount of $1,748,000, $2,119,000 and $2,691,000 in 2004, 2003 and 2002, respectively.

The Company has administrative services agreements with FILI and FMR Corp. and its subsidiaries whereby certain administrative and special services are provided for the Company. The Company paid FILI and FMR Corp. and its subsidiaries $2,180,000, $2,230,000 and $2,140,000 in 2004, 2003 and 2002, respectively, for such services. The Company has an agreement with Fidelity Management Trust Company (FMTC) under which FMTC provides investment management and advisory services to the Company. The Company paid FMTC $234,000, $229,000 and $152,000 in 2004, 2003 and 2002, respectively, for such services.

FMR Corp. maintains a noncontributory trusteed defined benefit pension plan covering substantially all eligible Company employees. The benefits earned are based on years of service and the employees' compensation during the last five years of employment. FMR Corp.'s policy for the plan is to fund the maximum amount deductible for income tax purposes, and to charge

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

8. Affiliated Company Transactions (continued):

each subsidiary for its share of such contributions. Pension costs of $87,000, $72,000 and $59,000 were charged to the Company in 2004, 2003 and 2002, respectively.

FMR Corp sponsors a trusteed Profit-Sharing Plan and a contributory 401(k) Thrift Plan covering substantially all eligible Company employees. Payments are made to the trustee by FMR Corp. annually for the Profit-Sharing Plan and monthly for the 401(k) Thrift Plan. FMR Corp.'s policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The cost charged to the Company for these plans amounted to $190,000, $217,000 and $173,000 in 2004, 2003 and 2002, respectively.

The Company participates in various FMR Corp. stock-based compensatory plans. The compensation is based on the change in the net asset value of FMR Corp. common stock, as defined. The aggregate expenses related to these plans charged to the Company were $5,000, $13,000 and $18,000 in 2004, 2003 and 2002, respectively.

9. Underwriting, Acquisition and Insurance Expenses:

Underwriting, acquisition and insurance expenses were as follows:

Years Ended December 31,		
	2004	2003	2002
	(in thousands)		
Commissions, gross	$ 1,748	$ 2,119	$ 2,695
Compensation and benefits	1,918	2,026	2,058
Capitalization of deferred policy acquisition costs	(1,462)	(2,175)	(2,837)
Amortization of deferred policy acquisition costs	1,905	357	2,090
Rent expenses	239	231	235
Taxes, licenses and fees	(95)	356	(95)
General insurance expenses	801	860	674
	$ 5,054	$ 3,774	$ 4,820

Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual experience. In 2004, 2003 and 2002, the Company adjusted amortization by ($479,000), ($2,494,000) and $992,000 respectively, to reflect actual experience for investment performance, persistency and inflation assumptions. This adjustment has been reflected in amortization expense.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

10. Reinsurance:

The Company retains a maximum coverage per individual life of $25,000 plus 30% of the excess over $25,000 with a maximum initial retention not to exceed $100,000 for its life insurance business. The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed. The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2003 with various reinsurers.

The Company has entered into two 100% coinsurance agreements for its fixed guaranteed income annuity product and for the fixed portion of the variable income annuity product with two highly rated reinsurers (rated A or better by Moody's statistical rating agency at December 31, 2004). The Company is subject to concentration of risk with respect to these reinsurance agreements. The receivable from each reinsurer is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables, while the liability related to the underlying annuity contracts is accounted for as a deposit liability and is recorded in contractholder deposit funds. Under these reinsurance agreements, the Company receives a front end ceding expense allowance of 2.5% of premiums and an annual allowance of a percentage of assets ranging from 0.25% to 0.60%. Revenue from the reinsurance agreements and benefit expense from the underlying annuity contracts is recognized over the lives of the underlying contracts.

Financial information related to the two coinsurance agreements for the years ended December 31 was as follows:

December 31,	
	2004	2003
	(in thousands)	
Deposit assets:		
General Electric Capital Assurance Co.	$ 22,533	$ 26,488
Principal Life Insurance Company	38,437	18,880
Reinsurance deposits	$ 60,970	$ 45,368
Contractholder deposit funds and future benefits	$ 62,146	$ 46,518
Interest on reinsurance deposit	$ 2,776	$ 2,275
Contract and policy benefits and expenses	$ 2,093	$ 1,986

The Company's deposit assets under the reinsurance agreement with Principal Life Insurance Company are partially secured by investments held in trust.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

10. Reinsurance (continued):

Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

Years Ended December 31,		
	2004	2003	2002
	(in thousands)		
Direct life premiums	$ 1,105	$ 978	$ 800
Reinsurance ceded	(306)	(285)	(247)
Net life premiums	$ 799	$ 693	$ 553
Direct contract and policy benefits	$ 11,092	$ 14,158	$ 5,871
Reinsurance ceded	(7,038)	(10,244)	(3,023)
Net contract and policy benefits	$ 4,054	$ 3,914	$ 2,848

11. Commitments and Contingencies:

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder's equity or net income.

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

a) Financial Statements included in Part B

(1) The following financial statements of Empire Fidelity Investments Life Insurance Company are filed in Part B. There are no financial statements included in Part A, other than Accumulation Unit Values.

(2) Statement of Assets and Liabilities for Empire Fidelity Investments Variable Annuity Account A as of December 31, 2004.

(3) Statements of Operations and Changes in Net Assets for Empire Fidelity Investments Variable Annuity Account A for Years ended December 31, 2004 and 2003.

(4) Report of PricewaterhouseCoopers LLP on the Financial Statements of Empire Fidelity Investments Variable Annuity Account A.

(5) Balance Sheets of Empire Fidelity Investments Life Insurance Company as of December 31, 2004 and 2003.

(6) Statements of Income for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2004 and 2003.

(7) Statements of Changes in Stockholder's Equity for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2004 and 2003.

(8) Statements of Cash Flows for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2004 and 2003.

(9) Notes to Financial Statements of Empire Fidelity Investments Life Insurance Company.

(10) Report of PricewaterhouseCoopers LLP on Financial Statements of Empire Fidelity Investments Life Insurance Company.

b)Exhibits

(1) Resolution of Board of Directors of Empire Fidelity Investments Life Insurance Company establishing the Empire Fidelity Investments Variable Annuity Account A. (Note 1).

(2) Not Applicable.

(3) (a) Distribution Agreement between Empire Fidelity Investments Life and Fidelity Brokerage Services, Inc. (Note 1).

(4) (a) Specimen Variable Annuity Contract. (Note 4)

(b) Endorsement for Qualified Contracts. (Note 4)

(5) Application for Variable Annuity Contract. (Note 4)

(6) (a) Charter of Empire Fidelity Investments Life. (Note 1)

(b) Amended Bylaws of Empire Fidelity Investments Life. (Note 1)

(7) Not applicable.

(8) (a) Service Agreement between Empire Fidelity Investments Life and Fidelity Investments Life. (Note 1)

(b) Service Agreement between Empire Fidelity Investments Life and Fidelity Investments Corp rate Services. (Note 1)

(9) Opinion and consent of David J. Pearlman, as to the legality of securities being issued is filed herewith.

(10) Consent of PricewaterhouseCoopers LLP is filed herewith.

(11) Not Applicable

(12) Not Applicable

(13) Not Applicable

(14) (a) Form of Participation Agreement Between Empire Fidelity Investments Life, Fidelity Distributors Corporation and Variable Insurance Products Fund (Note 1)

(b) Form of Participation Agreement Between Empire Fidelity Investments Life, Fidelity Distribtors Corporation and Variable Insurance Products Fund II (Note 1)

(c) Form of Participation Agreement Between Empire Fidelity Investments Life, Fidelity Distributors Corporation and Variable Insurance Products Fund III (Note 6)

(d) Form of Participation Agreement Between Empire Fidelity Investments Life, Fidelity Distributors Corporation and Variable Insurance Products Fund IV (Note 6)

(e) Form of Participation Agreement between Empire Fidelity Investments Life and Strong Variable Insurance Funds, Inc. on behalf of the Portfolios, and Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. (the "Adviser"), (Note 4)

(f) Form of Participation Agreement between Empire Fidelity Investments Life and PBHG INSURANCE SERIES FUND, INC. ("FUND"), and PILGRIM BAXTER & ASSOCIATES, LTD. ("ADVISER"). (Note 4)

(g) Form of Participation Agreement between Empire Fidelity Investments Life and MORGAN STANLEY UNIVERSAL FUNDS, INC. (the "Fund"), and MORGAN STANLEY ASSET MANAGEMENT INC. and MILLER ANDERSON & SHERRERD, LLP (the "Advisers"). (Note 4)

(h) Form of Participation Agreement between Empire Fidelity Investments Life andWarburg, Pincus Trust, (the "Fund"); Warburg, Pincus Counsellors, Inc. (the "Adviser"); and Counsellors Securities Inc. (Note 4)

(15) Powers of Attorney (Note 3)

(a) Power of Attorney for Lena G. Goldberg (Note 4)

(b) Powers of Attorney for Allan Brandon (Note 5)

(c) Power of Attorney for Richard A. Spillane, Jr. (Note 6)

(d) Power of Attorney for Joseph F. Hope III (Note 7)

(Note 1) Incorporated by reference from original registration statement filed on Form N-4 on April 24, 1997, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(Note 2) Incorporated by reference from Post-Effective Amendment No. 13 of this registration statement on September 25, 2003.

(Note 3) Incorporated by reference from Post-Effective Amendment No. 3 to Registration Statement on Form N-4, Reg. No. 33-54924, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(Note 4) Incorporated by reference from Post-Effective Amendment No. 6 to Registration Statement No. 33-42376, filed on August 29, 1997, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(Note 5) Incorporated herein by reference from Post-Effective Amendment No. 8 to this Registration Statement filed on January 19, 1999.

(Note 6) Incorporated herein by reference from Post-Effective Amendment No. 10 to this Registration Statement filed on April 24, 2001.

(Note 7) Incorporated herein by reference from Post-Effective Amendment No. 12 to this Registration Statement filed on April 25, 2003.

Item 25. Directors and Officers of the Depositor

Directors of Empire Fidelity Investments Life
RICHARD A. SPILLANE, JR., Director
LENA G. GOLDBERG, Director
JAMES C. CURVEY, Director
CLARE S. RICHER, Director
ALLAN BRANDON, Director
DAVID C. WEINSTEIN, Director
KAREN HAMMOND, Director
RODNEY R. ROHDA, Director
PETER JOHANNSEN, Director
MALCOLM MACKAY, Director
FLOYD L. SMITH, Director
ALBERT FRANCKE, Director

The addresses of Peter Johannsen, Malcolm MacKay and Floyd L. Smith are 11 Depot Street, P.O.Box 1860, Wolfboro, New Hampshire 03894; 919 Third Avenue, New York, New York 10022; One Post Office Square, Boston, Massachusetts 02109, and 4 Peter Cooper Road, #9G, New York, New York 10010 respectively. The principal business address of Allan Brandon is One World Financial Center, 200 Liberty Street, Tower A, New York, New York 10281. The principal business address of each of the other above persons is 82 Devonshire Street, Boston, Massachusetts 02109.

Executive Officers of Empire Fidelity Investments Life

DAVID J. PEARLMAN, Vice President, Secretary and General Counsel

JOSEPH F. HOPE III, Treasurer

The principal business address of David J. Pearlman and Joseph F. Hope III is 82 Devonshire Street, Boston, Massachusetts 02109.

Item 26. Persons Controlled By or Under Common control with the Depositor or Registrant.

See Exhibit 26 of the original registration statement filed on Form N-4 on August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A.

Item 27. Number of Contract Owners.

As of January 31, 2004, there were 1,029 Qualified Contracts and 12,340 Non-qualified Contracts outstanding.

Item 28. Indemnification.

FMR Corp. and its subsidiaries own directors' and officers' liability reimbursement contracts (the "Policies"), issued by National Union Fire Insurance Company, that provides coverage for "Loss" (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer. The coverage is provided to these insureds, including Empire Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions. Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage. Among the matters excluded are Losses arising as a result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omission.

A $100 million limit (policy aggregate limit) and a $500,000 deductible apply to Loss for which the directors and officers are indemnified by Empire Fidelity Investments Life. A $10 million limit (policy aggregate limit) and a $0 deductible apply to Loss for which the directors and officers are not indemnified by Empire Fidelity Investments Life.

New York law (N.Y. Bus. Corp. 722) provides, in part, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in the best interests of the corporation and, in respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The text of Article VI of Empire Fidelity Investment Life's By-Laws, which relates to indemnification of the directors and officers, is as follows:

Section 6.1. Indemnification of Directors, Officers, Employees and Agents. Any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (including any action or suit by or in the right of the Corporation to procure a judgement in its favor) by reason of the fact that he is or was a director, officer, employee or agent of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified to the extent permitted by the laws of the State of New York, against expenses (including attorney's fees), judgements, fines and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of settlement of such action, suit or proceeding. The indemnification expressly provided by statute in a specific case shall not be deemed entitled under any lawful agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such person.

The Board of Directors may purchase and maintain insurance on behalf on any person who is or was a director, officer, employee of agent of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture or trust or other enterprise against any liability incurred by him in any such capacity or arising out of his status as such, whether or not the Corporation would have the power to indemnify against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person in connection with the securities being registered), the Registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its against is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

a) Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	Jeffrey Carney	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Director
	Ellyn A. McColgan		Director
	Jeffrey Carney		Chief Executive Officer and President
	Gerard McGraw		Chief Operating Officer
	Michael J. Sonier		Chief Financial Officer
	Jay Lanigan		Executive Vice President
	Thomas Cmejla		Vice President, Real Estate
	Dean E. Loveridge		Vice President, Risk Operations
	Marie McDermott		Vice President, Real Estate
	Jamison Mark		Vice President, Real Estate
	Roger T. Servison		Vice President, Electronic Access Membership
	Tami R. Rush		Treasurer
	J. Gregory Wass		Assistant Treasurer
	Jeffrey R. Larsen		Secretary and General Counsel
	Jay Freedman		Assistant Secretary
	Richelle S. Kennedy		Assistant Secretary
	Susan Sturdy		Assistant Secretary
	Susan Boudrot		Compliance Officer
	Michael Toland		Compliance Registered Options Principal

(c) No commissions or other compensation were received by the principal underwriter.

The address for each person named in Item 29 is 82 Devonshire Street, Boston, Massachusetts 02109.

Item 30. Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Empire Fidelity Investments Life Insurance Company at One World Financial Center New York, New York 10281.

Item 31. Management Services

The contracts for management-related services between (a) Fidelity Investments Life and Empire Fidelity Investments Life is summarized in Part B. Payments under these contracts for 2003, 2002, and 2001 were $2,110,699, $2,038,171 and $2,038,171 respectively.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in a prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it meets the definition of a "separate account" under the federal securities laws.

(e) Empire Fidelity Investment Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy ("the contract") offered by Empire Fidelity Investments Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Empire Fidelity Investments Life Insurance Company

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Empire Fidelity Investments Variable Annuity Account A, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 15 to the Registration Statement to be signed on its behalf in the city of Boston and the Commonwealth of Massachusetts, on this 29th day of April, 2005.

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A

(Registrant)

By: EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Depositor)

By:	* ___	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Attest:	/s/David J. Pearlman
	Clare S. Richer			David J. Pearlman,
	President			Secretary

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on this 29th day of April, 2005.

Signature	Title
*
Clare S. Richer	President and	)
	Director	)
*		)
Joseph F. Hope III	Treasurer	)
)
*		)
Albert Francke	Director	)
)
*		)
Richard A. Spillane, Jr.	Director	)
		) *By:	/s/David J. Pearlman David J. Pearlman
*		)	(Attorney-in-Fact)
James C. Curvey	Director	)
)
*		)
Lena G. Goldberg	Director	)
)
*		)
Karen Hammond	Director	)
)
*		)
Peter G. Johannsen	Director	)
)
*		)
Malcolm MacKay	Director	)
		) *By:	/s/ David J. Pearlman_
*		)	David J. Pearlman
Allan Brandon	Director	)	(Attorney-in-Fact)
)
*		)
Floyd L. Smith	Director	)
)
*		)
David Weinstein	Director	)
*		)
Rodney R. Rohda	Director	)